UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:	SCHEDULE OF INVESTMENTS

Investment Portfolio - July 31, 2010 (unaudited)

Equity Series	Shares	Value
COMMON STOCKS - 93.2%
Consumer Discretionary - 12.5%
Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	541,870	$18,792,052
International Game Technology	679,750	10,359,390

		29,151,442

Media - 5.6%
Discovery Communications, Inc. - Class A*	503,520	19,440,907
Time Warner, Inc.	656,070	20,639,962
The Walt Disney Co.	632,510	21,309,262
The Washington Post Co. - Class B	41,890	17,614,326

		79,004,457

Multiline Retail - 2.7%
Kohl’s Corp.*	476,060	22,703,301
Nordstrom, Inc.	440,260	14,968,840

		37,672,141

Specialty Retail - 2.1%
Dick’s Sporting Goods, Inc.*	549,140	14,447,873
The Home Depot, Inc.	556,450	15,864,390

		30,312,263

Total Consumer Discretionary		176,140,303

Consumer Staples - 7.9%
Beverages - 3.1%
The Coca-Cola Co.	391,550	21,578,321
PepsiCo, Inc.	326,940	21,221,675

		42,799,996

Food & Staples Retailing - 2.4%
The Kroger Co.	763,200	16,164,576
Safeway, Inc.	879,350	18,061,849

		34,226,425

Food Products - 2.4%
General Mills, Inc.	306,320	10,476,144
H.J. Heinz Co.	297,460	13,231,021
Kellogg Co.	212,400	10,630,620

		34,337,785

Total Consumer Staples		111,364,206

Energy - 6.8%
Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	608,820	29,387,741

1

Investment Portfolio - July 31, 2010 (unaudited)

Equity Series	Shares	Value
COMMON STOCKS (continued)
Energy (continued)
Energy Equipment & Services (continued)
Weatherford International Ltd. (Switzerland)*	1,710,960	$27,717,552

		57,105,293

Oil, Gas & Consumable Fuels - 2.7%
Hess Corp.	715,410	38,338,822

Total Energy		95,444,115

Financials - 7.6%
Capital Markets - 3.9%
The Bank of New York Mellon Corp.[1]	1,464,770	36,721,784
Northern Trust Corp.	397,750	18,690,272

		55,412,056

Consumer Finance - 1.7%
American Express Co.	526,930	23,522,155

Insurance - 2.0%
The Progressive Corp.	1,399,770	27,491,483

Total Financials		106,425,694

Health Care - 15.3%
Biotechnology - 1.1%
Genzyme Corp.*	216,090	15,031,220

Health Care Equipment & Supplies - 9.7%
Alere, Inc.*	1,190,070	33,476,669
Baxter International, Inc.	454,270	19,883,398
Becton, Dickinson and Co.	476,720	32,798,336
Boston Scientific Corp.*	3,826,380	21,427,728
Gen-Probe, Inc.*	655,900	29,495,823

		137,081,954

Health Care Providers & Services - 1.0%
Quest Diagnostics, Inc.	306,640	14,409,014

Health Care Technology - 2.1%
Cerner Corp.*	372,230	28,829,214

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.*	442,050	19,830,363

Total Health Care		215,181,765

Industrials - 13.5%
Aerospace & Defense - 1.5%
The Boeing Co.	315,440	21,494,082

Air Freight & Logistics - 4.0%
FedEx Corp.	266,010	21,959,126

2

Investment Portfolio - July 31, 2010 (unaudited)

Equity Series	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Air Freight & Logistics (continued)
United Parcel Service, Inc. - Class B	519,660	$33,777,900

		55,737,026

Airlines - 1.9%
Southwest Airlines Co.	2,242,270	27,019,354

Commercial Services & Supplies - 1.3%
Waste Management, Inc.	538,350	18,276,982

Machinery - 1.6%
Pall Corp.	587,800	22,477,472

Professional Services - 1.9%
Manpower, Inc.	570,240	27,360,115

Road & Rail - 1.3%
Norfolk Southern Corp.	314,290	17,685,098

Total Industrials		190,050,129

Information Technology - 20.4%
Communications Equipment - 4.9%
Cisco Systems, Inc.*	1,558,130	35,946,059
Juniper Networks, Inc.*	438,100	12,170,418
QUALCOMM, Inc.	559,450	21,303,856

		69,420,333

Computers & Peripherals - 2.6%
EMC Corp.*	1,818,400	35,986,136

Internet Software & Services - 4.4%
Google, Inc. - Class A*	126,910	61,532,314

IT Services - 4.2%
Automatic Data Processing, Inc.	508,650	20,991,985
MasterCard, Inc. - Class A	49,680	10,434,787
The Western Union Co.	1,731,490	28,102,083

		59,528,855

Software - 4.3%
Autodesk, Inc.*	1,308,510	38,653,385
Microsoft Corp.	829,870	21,418,945

		60,072,330

Total Information Technology		286,539,968

Materials - 6.3%
Chemicals - 4.5%
Monsanto Co.	794,010	45,925,538

3

Investment Portfolio - July 31, 2010 (unaudited)

Equity Series	Shares	Value
COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
The Sherwin-Williams Co.	243,200	$16,817,280

		62,742,818

Construction Materials - 0.7%
Martin Marietta Materials, Inc.	122,460	10,458,084

Containers & Packaging - 1.1%
Owens-Illinois, Inc.*	589,590	16,302,164

Total Materials		89,503,066

Telecommunication Services - 2.9%
Wireless Telecommunication Services - 2.9%
American Tower Corp. - Class A*	318,750	14,739,000
Crown Castle International Corp.*	655,620	25,903,546

Total Telecommunication Services		40,642,546

TOTAL COMMON STOCKS (Identified Cost $1,210,175,393)		1,311,291,792

SHORT-TERM INVESTMENTS - 6.7%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.24% (Identified Cost $93,862,507)	93,862,507	93,862,507

TOTAL INVESTMENTS - 99.9% (Identified Cost $1,304,037,900)		1,405,154,299
OTHER ASSETS, LESS LIABILITIES - 0.1%		1,758,328

NET ASSETS - 100%		$1,406,912,627

*	Non-income producing security
[1]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[2]	Rate shown is the current yield as of July 31, 2010.

Federal Tax Information:

On July 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$1,317,884,505
Unrealized appreciation	$141,643,544
Unrealized depreciation	(54,373,750)

Net unrealized appreciation	$87,269,794

4

Investment Portfolio - July 31, 2010 (unaudited)

Equity Series

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	7/31/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$1,311,291,792	$1,311,291,792	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	93,862,507	93,862,507	—	—

Total assets:	1,405,154,299	1,405,154,299	—	—

Liabilities**:	—	—	—	—

Total	$1,405,154,299	$1,405,154,299	$—	$—

*	Includes common stock, warrants and rights.
**	As of July 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or July 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - July 31, 2010 (unaudited)

Dividend Focus Series	Shares	Value
COMMON STOCKS - 97.4%
Consumer Discretionary - 7.1%
Distributors - 0.2%
Genuine Parts Co.	110	$4,711

Hotels, Restaurants & Leisure - 2.7%
Darden Restaurants, Inc.	52	2,178
McDonald’s Corp.	722	50,345
Yum! Brands, Inc.	171	7,062

		59,585

Household Durables - 0.4%
Garmin Ltd.	79	2,252
Leggett & Platt, Inc.	99	2,063
Tupperware Brands Corp.	22	867
Whirlpool Corp.	39	3,249

		8,431

Leisure Equipment & Products - 0.3%
Hasbro, Inc.	48	2,023
Mattel, Inc.	248	5,248

		7,271

Media - 1.6%
The McGraw-Hill Companies, Inc.	218	6,690
Omnicom Group, Inc.	118	4,397
Pearson plc - ADR (United Kingdom)	394	6,174
Thomson Reuters Corp.	492	18,420

		35,681

Specialty Retail - 1.7%
The Home Depot, Inc.	1,141	32,530
Limited Brands, Inc.	217	5,564

		38,094

Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	69	5,474

Total Consumer Discretionary		159,247

Consumer Staples - 26.3%
Beverages - 9.2%
Brown-Forman Corp. - Class B	51	3,224
The Coca-Cola Co.	1,616	89,058
Diageo plc - ADR (United Kingdom)	419	29,280
Embotelladora Andina S.A. - ADR - Class B (Chile)	47	1,248
Molson Coors Brewing Co. - Class B	67	3,016
PepsiCo, Inc.	1,239	80,423

		206,249

1

Investment Portfolio - July 31, 2010 (unaudited)

Dividend Focus Series	Shares	Value
COMMON STOCKS (continued)
Consumer Staples (continued)
Food & Staples Retailing - 3.4%
Delhaize Group S.A. - ADR (Belgium)	35	$2,605
SYSCO Corp.	393	12,171
Wal-Mart Stores, Inc.	1,203	61,582

		76,358

Food Products - 4.5%
Archer-Daniels-Midland Co.	246	6,730
Campbell Soup Co.	228	8,185
General Mills, Inc.	424	14,501
H.J. Heinz Co.	219	9,741
The Hershey Co.	155	7,285
Hormel Foods Corp.	53	2,275
The J.M. Smucker Co.	60	3,686
Kellogg Co.	255	12,763
Kraft Foods, Inc. - Class A	875	25,559
McCormick & Co., Inc. - NVS	78	3,068
Sara Lee Corp.	459	6,788

		100,581

Household Products - 4.8%
Colgate-Palmolive Co.	190	15,006
Kimberly-Clark Corp.	291	18,659
The Procter & Gamble Co.	1,210	74,004

		107,669

Personal Products - 0.3%
Avon Products, Inc.	212	6,599

Tobacco - 4.1%
Altria Group, Inc.	1,403	31,090
Lorillard, Inc.	77	5,870
Philip Morris International, Inc.	991	50,581
Reynolds American, Inc.	107	6,187

		93,728

Total Consumer Staples		591,184

Energy - 15.4%
Energy Equipment & Services - 0.5%
Tenaris S.A. - ADR (Luxembourg)	298	11,935

Oil, Gas & Consumable Fuels - 14.9%
Chevron Corp.	1,147	87,413
ConocoPhillips	981	54,171
Exxon Mobil Corp.	987	58,904
Repsol YPF, S.A. - ADR (Spain)	765	18,092

2

Investment Portfolio - July 31, 2010 (unaudited)

Dividend Focus Series	Shares	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Sasol Ltd. - ADR (South Africa)	300	$11,892
Statoil Asa - ADR (Norway)	1,169	23,766
Total S.A. - ADR (France)	1,584	80,198

		334,436

Total Energy		346,371

Financials - 0.7%
Capital Markets - 0.2%
Eaton Vance Corp.	42	1,259
Federated Investors, Inc. - Class B	69	1,464
Waddell & Reed Financial, Inc. - Class A	42	1,001

		3,724

Insurance - 0.4%
Marsh & McLennan Companies, Inc.	364	8,561

Real Estate Investment Trusts (REITS) - 0.1%
Plum Creek Timber Co., Inc.	91	3,265

Total Financials		15,550

Health Care - 21.8%
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	257	11,249
Becton, Dickinson and Co.	95	6,536
Teleflex, Inc.	14	793

		18,578

Health Care Providers & Services - 0.3%
Fresenius Medical Care AG & Co. KGAA - ADR (Germany)	119	6,507

Life Sciences Tools & Services - 0.0%**
Pharmaceutical Product Development, Inc.	40	971

Pharmaceuticals - 20.7%
Abbott Laboratories	989	48,540
AstraZeneca plc - ADR (United Kingdom)	1,000	50,440
Biovail Corp. (Canada)	79	1,730
Bristol-Myers Squibb Co.	1,235	30,776
Eli Lilly & Co.	792	28,195
GlaxoSmithKline plc - ADR (United Kingdom)	2,018	70,973
Johnson & Johnson	1,514	87,948
Merck & Co., Inc.	2,007	69,161
Pfizer, Inc.	5,105	76,575

		464,338

Total Health Care		490,394

3

Investment Portfolio - July 31, 2010 (unaudited)

Dividend Focus Series	Shares	Value
COMMON STOCKS (continued)
Industrials - 10.7%
Aerospace & Defense - 3.6%
Elbit Systems Ltd. - ADR (Israel)	15	$825
General Dynamics Corp.	145	8,881
Honeywell International, Inc.	374	16,030
ITT Corp.	65	3,063
Lockheed Martin Corp.	148	11,122
Northrop Grumman Corp.	151	8,855
Raytheon Co.	143	6,617
United Technologies Corp.	356	25,311

		80,704

Building Products - 0.1%
Masco Corp.	234	2,406

Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	68	2,438
Pitney Bowes, Inc.	136	3,320
RR Donnelley & Sons Co.	137	2,311
Waste Management, Inc.	330	11,203

		19,272

Electrical Equipment - 2.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	880	17,758
Cooper Industries plc - Class A (Ireland)	105	4,741
Emerson Electric Co.	488	24,176
Hubbell, Inc. - Class B	34	1,604

		48,279

Industrial Conglomerates - 2.9%
3M Co.	468	40,033
Koninklijke Philips Electronics N.V. - NY Shares (Netherlands)	507	15,778
Tomkins plc - ADR (United Kingdom)	79	1,602
Tyco International Ltd. (Switzerland)	229	8,766

		66,179

Machinery - 1.0%
Dover Corp.	91	4,365
Illinois Tool Works, Inc.	338	14,703
Pentair, Inc.	53	1,813
Snap-On, Inc.	32	1,429

		22,310

Professional Services - 0.1%
Dun & Bradstreet Corp.	18	1,230

Total Industrials		240,380

4

Investment Portfolio - July 31, 2010 (unaudited)

Dividend Focus Series	Shares	Value
COMMON STOCKS (continued)
Information Technology - 8.3%
Communications Equipment - 1.3%
Harris Corp.	46	$2,048
Nokia Corp. - ADR (Finland)	1,639	15,587
Telefonaktiebolaget LM Ericsson - ADR (Sweden)	1,142	12,562

		30,197

IT Services - 1.0%
Automatic Data Processing, Inc.	344	14,197
Broadridge Financial Solutions, Inc.	50	1,015
Paychex, Inc.	248	6,445

		21,657

Semiconductors & Semiconductor Equipment - 6.0%
Intel Corp.	4,024	82,895
Linear Technology Corp.	147	4,686
National Semiconductor Corp.	91	1,256
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	3,402	34,360
Texas Instruments, Inc.	485	11,975

		135,172

Software - 0.0%**
Konami Corp. - ADR (Japan)	49	755

Total Information Technology		187,781

Materials - 2.5%
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	601	24,443
International Flavors & Fragrances, Inc.	45	2,042
PPG Industries, Inc.	107	7,433
RPM International, Inc.	58	1,089
The Sherwin-Williams Co.	38	2,628
Valspar Corp.	35	1,099

		38,734

Construction Materials - 0.3%
CRH plc - ADR (Ireland)	319	6,708

Containers & Packaging - 0.3%
Bemis Co., Inc.	71	2,127
Greif, Inc. - Class A	21	1,252
Packaging Corp. of America	37	888
Sealed Air Corp.	60	1,298
Sonoco Products Co.	61	1,995

		7,560

5

Investment Portfolio - July 31, 2010 (unaudited)

Dividend Focus Series	Shares	Value
COMMON STOCKS (continued)
Materials (continued)
Metals & Mining - 0.1%
Compass Minerals International, Inc.	12	$848

Paper & Forest Products - 0.1%
MeadWestvaco Corp.	60	1,438

Total Materials		55,288

Telecommunication Services - 2.9%
Diversified Telecommunication Services - 0.9%
Chunghwa Telecom Co. Ltd. - ADR (Taiwan)	488	10,321
Magyar Telekom Telecommunications plc - ADR (Hungary)	139	2,149
Telecom Corp. of New Zealand Ltd. - ADR (New Zealand)	247	1,783
Telefonos de Mexico S.A.B. de C.V. (Telmex) - ADR - Class L (Mexico)	461	6,662

		20,915

Wireless Telecommunication Services - 2.0%
Cellcom Israel Ltd. (Israel)	51	1,408
NTT DoCoMo, Inc. - ADR (Japan)	1,718	27,333
Partner Communications Co. Ltd. - ADR (Israel)	105	1,738
Philippine Long Distance Telephone Co. - ADR (Philippines)	102	5,477
Rogers Communications, Inc. - Class B	222	7,708

		43,664

Total Telecommunication Services		64,579

Utilities - 1.7%
Electric Utilities - 0.9%
Companhia Energetica de Minas Gerais (CEMIG) - ADR (Brazil)	194	2,949
DPL, Inc.	56	1,418
Enersis S.A. - ADR (Chile)	241	4,998
Exelon Corp.	251	10,499

		19,864

Gas Utilities - 0.0%**
UGI Corp.	38	1,025

Independent Power Producers & Energy Traders - 0.2%
Empresa Nacional de Electricidad S.A. - ADR (Chile)	99	4,905

Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	333	10,956

Water Utilities - 0.1%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) - ADR (Brazil)	67	2,667

Total Utilities		39,417

TOTAL COMMON STOCKS (Identified Cost $2,144,345)		2,190,191

6

Investment Portfolio - July 31, 2010 (unaudited)

Dividend Focus Series	Shares	Value
SHORT-TERM INVESTMENTS - 2.8%
Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.24%, (Identified Cost $63,113)	63,113	$63,113

TOTAL INVESTMENTS - 100.2% (Identified Cost $2,207,458)		2,253,304
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(4,186)

NET ASSETS - 100%		$2,249,118

ADR - American Depository Receipt

NVS - Non-Voting Shares

*	Non-income producing security
**	Less than 0.1%
[1]	Rate shown is the current yield as of July 31, 2010.

Federal Tax Information:

On July 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$2,222,229
Unrealized appreciation	$108,567
Unrealized depreciation	(77,492)

Net unrealized appreciation	$31,075

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	7/31/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$2,190,191	$2,190,191	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	63,113	63,113	—	—

Total assets:	2,253,304	2,253,304	—	—

Liabilities**:	—	—	—	—

Total	$2,253,304	$2,253,304	$—	$—

*	Includes common stock, warrants and rights.
**	As of July 31, 2010, the Series did not hold any derivative instruments.

7

Investment Portfolio - July 31, 2010 (unaudited)

Dividend Focus Series

There were no Level 3 securities held by the Series as of October 31, 2009 or July 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

8

Investment Portfolio - July 31, 2010 (unaudited)

Tax Managed Series	Shares	Value
COMMON STOCKS - 95.3%
Consumer Discretionary - 9.9%
Automobiles - 0.9%
Bayerische Motoren Werke AG (BMW) (Germany)	6,760	$363,913

Hotels, Restaurants & Leisure - 0.7%
Carnival Corp.	7,730	268,076

Media - 6.9%
Discovery Communications, Inc. - Class A*	13,240	511,196
Mediaset S.p.A. (Italy)	35,930	230,951
Reed Elsevier plc (United Kingdom)	52,560	455,258
Time Warner, Inc.	17,530	551,494
Virgin Media, Inc. (United Kingdom)	16,000	344,480
The Walt Disney Co.	20,760	699,405

		2,792,784

Specialty Retail - 1.4%
Dick’s Sporting Goods, Inc.*	17,310	455,426
The Home Depot, Inc.	3,520	100,355

		555,781

Total Consumer Discretionary		3,980,554

Consumer Staples - 10.2%
Beverages - 2.8%
The Coca-Cola Co.	10,250	564,878
PepsiCo, Inc.	8,530	553,682

		1,118,560

Food & Staples Retailing - 2.1%
The Kroger Co.	19,240	407,503
Safeway, Inc.	21,810	447,977

		855,480

Food Products - 5.3%
General Mills, Inc.	12,180	416,556
Kellogg Co.	8,150	407,908
Nestle S.A. (Switzerland)	15,860	784,093
Unilever plc - ADR (United Kingdom)	19,000	543,970

		2,152,527

Total Consumer Staples		4,126,567

Energy - 7.5%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	12,460	601,444
Schlumberger Ltd.	9,060	540,520
Weatherford International Ltd. (Switzerland)*	34,540	559,548

		1,701,512

1

Investment Portfolio - July 31, 2010 (unaudited)

Tax Managed Series	Shares	Value
COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 3.3%
Cameco Corp. (Canada)	12,760	$325,252
Hess Corp.	18,580	995,702

		1,320,954

Total Energy		3,022,466

Financials - 9.5%
Capital Markets - 3.5%
The Bank of New York Mellon Corp.[1]	36,830	923,328
Northern Trust Corp.	10,260	482,117

		1,405,445

Commercial Banks - 1.1%
HSBC Holdings plc (United Kingdom)	44,630	452,399

Consumer Finance - 2.0%
American Express Co.	18,390	820,930

Diversified Financial Services - 1.3%
Deutsche Boerse AG (Germany)	7,240	506,839

Insurance - 1.6%
The Progressive Corp.	33,300	654,012

Total Financials		3,839,625

Health Care - 14.2%
Biotechnology - 2.6%
CSL Ltd. (Australia)	15,500	464,716
Genzyme Corp.*	8,480	589,869

		1,054,585

Health Care Equipment & Supplies - 7.9%
Alere, Inc.*	30,070	845,869
Baxter International, Inc.	11,980	524,365
Becton, Dickinson and Co.	12,890	886,832
Boston Scientific Corp.*	86,550	484,680
Gen-Probe, Inc.*	10,300	463,191

		3,204,937

Health Care Technology - 1.7%
Cerner Corp.*	8,680	672,266

Life Sciences Tools & Services - 2.0%
Lonza Group AG (Switzerland)	2,960	229,878
Thermo Fisher Scientific, Inc.*	12,760	572,414

		802,292

Total Health Care		5,734,080

2

Investment Portfolio - July 31, 2010 (unaudited)

Tax Managed Series	Shares	Value
COMMON STOCKS (continued)
Industrials - 17.4%
Aerospace & Defense - 1.4%
The Boeing Co.	8,230	$560,792

Air Freight & Logistics - 3.6%
FedEx Corp.	7,040	581,152
United Parcel Service, Inc. - Class B	13,600	884,000

		1,465,152

Airlines - 4.1%
Ryanair Holdings plc - ADR (Ireland)*	16,750	501,663
Southwest Airlines Co.	94,640	1,140,412

		1,642,075

Commercial Services & Supplies - 1.1%
Waste Management, Inc.	12,640	429,128

Machinery - 1.5%
Pall Corp.	15,660	598,838

Professional Services - 4.1%
Adecco S.A. (Switzerland)	12,320	628,004
Manpower, Inc.	14,920	715,862
Randstad Holding N.V. (Netherlands)*	7,440	334,202

		1,678,068

Road & Rail - 1.6%
Heartland Express, Inc.	1,150	18,423
Knight Transportation, Inc.	6,460	135,143
Norfolk Southern Corp.	8,490	477,733

		631,299

Total Industrials		7,005,352

Information Technology - 19.1%
Communications Equipment - 4.3%
Cisco Systems, Inc.*	37,720	870,200
Juniper Networks, Inc.*	10,610	294,746
QUALCOMM, Inc.	14,810	563,965

		1,728,911

Computers & Peripherals - 2.3%
EMC Corp.*	45,920	908,757

Internet Software & Services - 4.1%
Google, Inc. - Class A*	3,430	1,663,036

IT Services - 4.7%
Accenture plc - Class A (Ireland)	10,850	430,094
Automatic Data Processing, Inc.	12,350	509,685
MasterCard, Inc. - Class A	1,330	279,353

3

Investment Portfolio - July 31, 2010 (unaudited)

Tax Managed Series	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
IT Services (continued)
The Western Union Co.	40,430	$656,179

		1,875,311

Semiconductors & Semiconductor Equipment - 0.5%
Advantest Corp. (Japan)	10,200	220,422

Software - 3.2%
Autodesk, Inc.*	18,200	537,628
Microsoft Corp.	12,820	330,884
SAP AG - ADR (Germany)	9,500	435,765

		1,304,277

Total Information Technology		7,700,714

Materials - 5.7%
Chemicals - 4.0%
Monsanto Co.	20,550	1,188,612
The Sherwin-Williams Co.	6,150	425,273

		1,613,885

Construction Materials - 0.7%
Martin Marietta Materials, Inc.	3,200	273,280

Containers & Packaging - 1.0%
Owens-Illinois, Inc.*	15,600	431,340

Total Materials		2,318,505

Telecommunication Services - 1.8%
Wireless Telecommunication Services - 1.8%
American Tower Corp. - Class A*	5,120	236,749
Crown Castle International Corp.*	12,340	487,553

Total Telecommunication Services		724,302

TOTAL COMMON STOCKS (Identified Cost $34,480,367)		38,452,165

SHORT-TERM INVESTMENTS - 7.3%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.24% (Identified Cost $2,948,661)	2,948,661	2,948,661

TOTAL INVESTMENTS - 102.6% (Identified Cost $37,429,028)		41,400,826
LIABILITIES, LESS OTHER ASSETS - (2.6%)		(1,062,334)

NET ASSETS - 100%		$40,338,492

4

Investment Portfolio - July 31, 2010 (unaudited)

Tax Managed Series

ADR - American Depository Receipt

*	Non-income producing security
[1]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[2]	Rate shown is the current yield as of July 31, 2010.

Federal Tax Information:

On July 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$37,610,729
Unrealized appreciation	$4,857,736
Unrealized depreciation	(1,067,639)

Net unrealized appreciation	$3,790,097

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	7/31/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$38,452,165	$38,452,165	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	2,948,661	2,948,661	—	—

Total assets:	41,400,826	41,400,826	—	—

Liabilities**:	—	—	—	—

Total	$41,400,826	$41,400,826	$—	$—

*	Includes common stock, warrants and rights.
**	As of July 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or July 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

5

Investment Portfolio - July 31, 2010 (unaudited)

Tax Managed Series

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - July 31, 2010 (unaudited)

Overseas Series	Shares	Value
COMMON STOCKS - 93.6%
Consumer Discretionary - 12.0%
Automobiles - 2.1%
Bayerische Motoren Werke AG (BMW) (Germany)	226,390	$12,187,303
Suzuki Motor Corp. (Japan)	149,100	3,123,688

		15,310,991

Hotels, Restaurants & Leisure - 0.4%
Club Mediterranee S.A. (France)*	143,168	2,581,192

Leisure Equipment & Products - 0.4%
Sankyo Co. Ltd. (Japan)	66,200	3,241,229

Media - 6.8%
Grupo Televisa S.A. - ADR (Mexico)	557,570	10,593,830
Mediaset S.p.A. (Italy)	588,010	3,779,610
Reed Elsevier plc (United Kingdom)	888,740	7,697,977
Societe Television Francaise 1 (France)	1,106,070	17,592,015
Virgin Media, Inc. (United Kingdom)	401,510	8,644,510

		48,307,942

Multiline Retail - 1.3%
Marks & Spencer Group plc (United Kingdom)	1,672,040	9,035,925

Textiles, Apparel & Luxury Goods - 1.0%
Adidas AG (Germany)	131,530	7,123,535

Total Consumer Discretionary		85,600,814

Consumer Staples - 13.2%
Beverages - 2.8%
Companhia de Bebidas das Americas (AmBev) - ADR (Brazil)	51,600	5,635,752
Heineken N.V. (Netherlands)	309,740	14,018,362

		19,654,114

Food & Staples Retailing - 5.1%
Carrefour S.A. (France)	401,100	18,464,180
Tesco plc (United Kingdom)	2,944,420	18,048,885

		36,513,065

Food Products - 5.3%
Danone S.A. (France)	174,020	9,760,377
Nestle S.A. (Switzerland)	282,750	13,978,713
Unilever plc - ADR (United Kingdom)	500,310	14,323,875

		38,062,965

Total Consumer Staples		94,230,144

Energy - 10.1%
Energy Equipment & Services - 7.2%
Calfrac Well Services Ltd. (Canada)	394,050	9,084,174
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	688,360	13,298,587

1

Investment Portfolio - July 31, 2010 (unaudited)

Overseas Series	Shares	Value
COMMON STOCKS (continued)
Energy (continued)
Energy Equipment & Services (continued)
Schlumberger Ltd. (United States)	284,540	$16,975,657
Trican Well Service Ltd. (Canada)	791,200	12,005,953

		51,364,371

Oil, Gas & Consumable Fuels - 2.9%
Cameco Corp. (Canada)	207,280	5,283,567
Talisman Energy, Inc. (Canada)	877,840	14,985,742

		20,269,309

Total Energy		71,633,680

Financials - 6.5%
Commercial Banks - 1.0%
HSBC Holdings plc (United Kingdom)	679,840	6,891,314

Diversified Financial Services - 2.5%
Deutsche Boerse AG (Germany)	213,600	14,953,141
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	74,940	2,890,684

		17,843,825

Insurance - 3.0%
Allianz SE (Germany)	115,010	13,353,911
Willis Group Holdings plc (United Kingdom)	255,790	7,827,174

		21,181,085

Total Financials		45,916,224

Health Care - 14.5%
Biotechnology - 1.2%
CSL Ltd. (Australia)	287,910	8,632,039

Health Care Equipment & Supplies - 4.4%
Cochlear Ltd. (Australia)	118,730	7,592,086
Covidien plc (Ireland)	259,360	9,679,315
Nobel Biocare Holding AG (Switzerland)	414,870	6,985,524
Straumann Holding AG (Switzerland)	31,850	6,980,277

		31,237,202

Health Care Providers & Services - 4.6%
BML, Inc. (Japan)	112,800	2,484,616
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	4,477,000	4,057,390
Diagnosticos da America S.A. (Brazil)	655,480	6,343,114
Sonic Healthcare Ltd. (Australia)	2,098,890	19,558,296

		32,443,416

Life Sciences Tools & Services - 3.5%
Lonza Group AG (Switzerland)	319,230	24,791,885

2

Investment Portfolio - July 31, 2010 (unaudited)

Overseas Series	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals - 0.8%
Santen Pharmaceutical Co. Ltd. (Japan)	182,400	$6,105,687

Total Health Care		103,210,229

Industrials - 16.4%
Aerospace & Defense - 1.1%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	295,880	7,802,356

Air Freight & Logistics - 3.3%
TNT N.V. (Netherlands)	784,670	23,416,270

Airlines - 2.2%
Ryanair Holdings plc - ADR (Ireland)*	517,200	15,490,140

Electrical Equipment - 4.0%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	771,700	15,572,906
Gamesa Corporacion Tecnologica S.A. (Spain)*	409,200	3,571,708
Nexans S.A. (France)	86,160	5,846,399
Yingli Green Energy Holding Co. Ltd. - ADR (China)*	305,230	3,333,112

		28,324,125

Industrial Conglomerates - 2.0%
Siemens AG (Germany)	145,190	14,150,618

Professional Services - 2.2%
Adecco S.A. (Switzerland)	213,080	10,861,618
Randstad Holding N.V. (Netherlands)*	107,710	4,838,297

		15,699,915

Road & Rail - 1.6%
All America Latina Logistica S.A. (Brazil)	629,430	5,926,405
Canadian National Railway Co. (Canada)	88,550	5,575,993

		11,502,398

Total Industrials		116,385,822

Information Technology - 18.1%
Communications Equipment - 1.5%
Alcatel-Lucent - ADR (France)*	3,549,620	10,577,867

IT Services - 7.6%
Accenture plc - Class A (Ireland)	176,170	6,983,379
Amdocs Ltd. (Guernsey)*	995,990	27,220,407
Cielo S.A. (Brazil)	1,094,560	9,913,771
Redecard S.A. (Brazil)	637,700	9,771,443

		53,889,000

Semiconductors & Semiconductor Equipment - 4.3%
Advantest Corp. (Japan)	651,900	14,087,590
Sumco Corp. (Japan)*	390,070	7,404,535

3

Investment Portfolio - July 31, 2010 (unaudited)

Overseas Series	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. (Japan)	168,400	$9,044,227

		30,536,352

Software - 4.7%
Misys plc (United Kingdom)*	2,919,979	11,550,888
SAP AG - ADR (Germany)	221,020	10,138,187
Shanda Interactive Entertainment Ltd. - ADR (China)*	124,850	4,982,764
Square Enix Holdings Co. Ltd. (Japan)	366,200	7,065,865

		33,737,704

Total Information Technology		128,740,923

Materials - 1.2%
Chemicals - 1.0%
Johnson Matthey plc (United Kingdom)	284,920	7,560,132

Paper & Forest Products - 0.2%
Norbord, Inc. (Canada)*	111,782	1,292,824

Total Materials		8,852,956

Telecommunication Services - 1.6%
Wireless Telecommunication Services - 1.6%
SK Telecom Co. Ltd. - ADR (South Korea)	674,740	11,052,241

TOTAL COMMON STOCKS (Identified Cost $659,095,330)		665,623,033

PREFERRED STOCKS - 0.9%
Consumer Staples - 0.9%
Household Products - 0.9%
Henkel AG & Co. KGaA (Germany) (Identified Cost $4,649,810)	133,570	6,629,153

SHORT-TERM INVESTMENTS - 5.1%
Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.24% (Identified Cost $35,917,881)	35,917,881	35,917,881

TOTAL INVESTMENTS - 99.6% (Identified Cost $699,663,021)		708,170,067
OTHER ASSETS, LESS LIABILITIES - 0.4%		3,059,854

NET ASSETS - 100%		$711,229,921

4

Investment Portfolio - July 31, 2010 (unaudited)

Overseas Series

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
[1]	Rate shown is the current yield as of July 31, 2010.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 12.9%; France - 11.4%; Switzerland - 11.1%; Germany - 11.0%.

Federal Tax Information:

On July 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$710,035,942
Unrealized appreciation	$48,879,794
Unrealized depreciation	(50,745,669)

Net unrealized depreciation	$(1,865,875)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	7/31/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$665,623,033	$665,623,033	$—	$—
Preferred securities	6,629,153	6,629,153	—	—
Debt securities	—	—	—	—
Mutual funds	35,917,881	35,917,881	—	—

Total assets:	708,170,067	708,170,067	—	—

Liabilities**:	—	—	—	—

Total	$708,170,067	$708,170,067	$—	$—

*	Includes common stock, warrants and rights.
**	As of July 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or July 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2010.

5

Investment Portfolio - July 31, 2010 (unaudited)

Overseas Series

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS - 23.82%
Consumer Discretionary - 1.85%
Auto Components - 0.01%
Hankook Tire Co. Ltd. (South Korea)	3,850	$87,376

Automobiles - 0.01%
Bayerische Motoren Werke AG (BMW) (Germany)	1,790	96,362
Suzuki Motor Corp. (Japan)	500	10,475

		106,837

Distributors - 0.01%
Inchcape plc (United Kingdom)*	18,000	84,367

Hotels, Restaurants & Leisure - 0.23%
Choice Hotels International, Inc.	5,040	166,370
Club Mediterranee S.A. (France)*	305	5,499
Hyatt Hotels Corp. - Class A*	2,140	83,696
International Game Technology	80,030	1,219,657
Wendy’s - Arby’s Group, Inc. - Class A	25,250	110,090

		1,585,312

Household Durables - 0.05%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	15,600	43,398
LG Electronics, Inc. (South Korea)	700	59,464
NVR, Inc.*	100	62,650
Rodobens Negocios Imobiliarios S.A. (Brazil)	14,800	116,966
Tupperware Brands Corp.	1,300	51,207

		333,685

Internet & Catalog Retail - 0.01%
Amazon.com, Inc.*	460	54,229

Leisure Equipment & Products** - 0.00%
Sankyo Co. Ltd. (Japan)	300	14,688

Media - 1.15%
Gestevision Telecinco S.A. (Spain)	16,730	191,725
Grupo Televisa S.A. - ADR (Mexico)	4,890	92,910
Mediaset S.p.A. (Italy)	4,980	32,010
Reed Elsevier plc (United Kingdom)	6,050	52,403
Reed Elsevier plc - ADR (United Kingdom)	1,308	45,401
Societe Television Francaise 1 (France)	11,690	185,929
Time Warner, Inc.	85,490	2,689,515
Virgin Media, Inc. (United Kingdom)	81,300	1,750,389
The Walt Disney Co.	84,100	2,833,329
Wolters Kluwer N.V. (Netherlands)	2,040	41,153

		7,914,764

Multiline Retail - 0.03%
Marks & Spencer Group plc (United Kingdom)	13,000	70,254

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Multiline Retail (continued)
Nordstrom, Inc.	1,020	$34,680
PPR (France)	595	79,592

		184,526

Specialty Retail - 0.34%
Dick’s Sporting Goods, Inc.*	5,930	156,018
The Finish Line, Inc. - Class A	3,780	54,092
The Home Depot, Inc.	71,176	2,029,228
KOMERI Co. Ltd. (Japan)	1,500	35,332
Lumber Liquidators Holdings, Inc.*	2,480	61,553

		2,336,223

Textiles, Apparel & Luxury Goods - 0.01%
Adidas AG (Germany)	890	48,201

Total Consumer Discretionary		12,750,208

Consumer Staples - 2.77%
Beverages - 0.44%
The Coca-Cola Co.	50,650	2,791,322
Companhia de Bebidas das Americas (AmBev) - ADR (Brazil)	500	54,610
Diageo plc (United Kingdom)	4,790	83,204
Heineken N.V. (Netherlands)	2,920	132,155

		3,061,291

Food & Staples Retailing - 0.72%
BJ’s Wholesale Club, Inc.*	2,060	93,833
Carrefour S.A. (France)	8,750	402,796
Casino Guichard-Perrachon S.A. (France)	730	63,575
The Kroger Co.	101,660	2,153,159
Safeway, Inc.	93,180	1,913,917
SUPERVALU, Inc.	5,750	64,860
Tesco plc (United Kingdom)	47,995	294,203

		4,986,343

Food Products - 1.58%
Flowers Foods, Inc.	3,030	73,417
General Mills, Inc.	30,180	1,032,156
Kellogg Co.	18,900	945,945
Kraft Foods, Inc. - Class A	89,930	2,626,855
Nestle S.A. (Switzerland)	65,650	3,245,632
Suedzucker AG (Germany)	1,940	37,429
Unilever plc - ADR (United Kingdom)	101,930	2,918,256

		10,879,690

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Staples (continued)
Household Products - 0.02%
Reckitt Benckiser Group plc (United Kingdom)	2,325	$114,008

Personal Products - 0.01%
Alberto-Culver Co.	2,010	58,833

Total Consumer Staples		19,100,165

Energy - 2.15%
Energy Equipment & Services - 1.43%
Baker Hughes, Inc.	70,955	3,424,998
Calfrac Well Services Ltd. (Canada)	6,480	149,386
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	5,135	99,204
Dril-Quip, Inc.*	1,340	70,055
Schlumberger Ltd.	46,470	2,772,400
Trican Well Service Ltd. (Canada)	14,080	213,655
Weatherford International Ltd. (Switzerland)*	193,224	3,130,229

		9,859,927

Oil, Gas & Consumable Fuels - 0.72%
Cameco Corp. (Canada)	1,010	25,745
Forest Oil Corp.*	1,205	34,451
Hess Corp.	79,340	4,251,831
Mariner Energy, Inc.*	1,801	43,026
Repsol YPF S.A. (Spain)	1,990	46,951
Royal Dutch Shell plc - Class B (Netherlands)	2,646	69,732
Royal Dutch Shell plc - Class B - ADR (Netherlands)	2,580	137,823
Talisman Energy, Inc. (Canada)	8,420	143,739
Total S.A. (France)	1,130	57,003
Uranium One, Inc. (Canada)*	44,600	121,039

		4,931,340

Total Energy		14,791,267

Financials - 2.41%
Capital Markets - 0.48%
The Bank of New York Mellon Corp.[1]	105,620	2,647,893
Credit Suisse Group AG - ADR (Switzerland)	830	37,657
GAM Holding Ltd. (Switzerland)*	10,980	127,012
The Goldman Sachs Group, Inc	680	102,558
Legg Mason, Inc.	4,320	124,805
Northern Trust Corp.	1,690	79,413
State Street Corp.	4,490	174,751

		3,294,089

Commercial Banks - 0.15%
Banco Santander S.A. - ADR (Spain)	4,530	57,848

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Commercial Banks (continued)
Barclays plc - ADR (United Kingdom)	1,990	$41,531
BNP Paribas (France)	560	38,466
Credit Agricole S.A. (France)	1,370	18,764
First Commonwealth Financial Corp.	34,530	183,009
First Financial Bancorp	6,190	98,421
The Hachijuni Bank Ltd. (Japan)	4,800	27,502
HSBC Holdings plc (United Kingdom)	5,500	55,752
HSBC Holdings plc - ADR (United Kingdom)	2,457	125,503
ICICI Bank Ltd. - ADR (India)	4,160	161,866
Societe Generale - ADR (France)[2]	3,250	37,212
The Sumitomo Trust & Banking Co. Ltd. (Japan)	4,800	26,724
U.S. Bancorp	3,290	78,631
Wilmington Trust Corp.	7,350	74,529

		1,025,758

Consumer Finance - 0.49%
American Express Co.	74,620	3,331,037
Discover Financial Services	2,070	31,609

		3,362,646

Diversified Financial Services - 0.11%
Bank of America Corp.	2,980	41,839
Deutsche Boerse AG (Germany)	3,450	241,519
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	2,125	81,968
ING Groep N.V. (Netherlands)*	185	1,779
JPMorgan Chase & Co.	5,190	209,053
Moody’s Corp.	9,040	212,892

		789,050

Insurance - 0.24%
Allianz SE (Germany)	3,580	415,677
The Allstate Corp.	4,370	123,409
Amil Participacoes S.A. (Brazil)	12,540	108,374
AXA S.A. (France)	1,230	22,673
Brown & Brown, Inc.	7,020	140,540
Muenchener Rueckversicherungs AG (MunichRe) (Germany)	1,195	165,537
Principal Financial Group, Inc.	850	21,769
The Progressive Corp.	9,760	191,686
Willis Group Holdings plc (United Kingdom)	7,325	224,145
Zurich Financial Services AG (Switzerland)	910	212,453

		1,626,263

Real Estate Investment Trusts (REITS) - 0.84%
Acadia Realty Trust	4,520	83,801

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Alexandria Real Estate Equities, Inc.	2,760	$194,718
Alstria Office REIT AG (Germany)	6,760	78,227
American Campus Communities, Inc.	6,370	184,411
Apartment Investment & Management Co. - Class A	11,860	254,634
AvalonBay Communities, Inc.	1,690	177,602
BioMed Realty Trust, Inc.	15,830	285,573
Boston Properties, Inc.	2,400	196,560
Camden Property Trust	3,350	152,492
Cogdell Spencer, Inc.	24,100	179,063
Corporate Office Properties Trust	12,100	453,750
DiamondRock Hospitality Co.*	5,110	47,421
Digital Realty Trust, Inc.	2,880	182,074
Douglas Emmett, Inc.	7,380	116,678
DuPont Fabros Technology, Inc.	10,030	253,157
Equity Lifestyle Properties, Inc.	2,890	152,968
Equity One, Inc.	3,910	66,626
Equity Residential	2,110	96,744
HCP, Inc.	8,260	292,982
Health Care REIT, Inc.	3,060	138,649
Healthcare Realty Trust, Inc.	6,290	147,626
Home Properties, Inc.	3,880	192,720
Host Hotels & Resorts, Inc.	12,047	172,754
LaSalle Hotel Properties	3,270	77,564
Lexington Realty Trust	8,540	54,912
Mack-Cali Realty Corp.	2,170	69,917
Mid-America Apartment Communities, Inc.	1,090	61,563
National Health Investors, Inc.	1,390	52,334
National Retail Properties, Inc.	6,600	152,592
Omega Healthcare Investors, Inc.	3,590	78,908
Pebblebrook Hotel Trust*	13,110	239,782
Public Storage	2,040	200,165
Realty Income Corp.	4,980	159,808
Simon Property Group, Inc.	2,224	198,425
Tanger Factory Outlet Centers	3,510	156,897
UDR, Inc.	8,560	180,702

		5,784,799

Real Estate Management & Development - 0.01%
CB Richard Ellis Group, Inc. - Class A*	3,590	61,030

Thrifts & Mortgage Finance - 0.09%
Aareal Bank AG (Germany)*	2,455	51,188
First Niagara Financial Group, Inc.	17,660	236,821

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Thrifts & Mortgage Finance (continued)
Hudson City Bancorp, Inc.	3,890	$48,314
NewAlliance Bancshares, Inc.	13,950	169,771
People’s United Financial, Inc.	8,160	112,934

		619,028

Total Financials		16,562,663

Health Care - 3.80%
Biotechnology - 0.42%
Amgen, Inc.*	5,220	284,647
Basilea Pharmaceutica AG (Switzerland)*	2,550	139,409
Celera Corp.*	71,710	479,740
CSL Ltd. (Australia)	2,140	64,161
Genzyme Corp.*	27,420	1,907,335
Grifols S.A. (Spain)	2,510	27,976

		2,903,268

Health Care Equipment & Supplies - 1.97%
Alere, Inc.*	18,820	529,407
Baxter International, Inc.	59,890	2,621,385
Becton, Dickinson and Co.	56,310	3,874,128
Boston Scientific Corp.*	451,230	2,526,888
Cochlear Ltd. (Australia)	5,900	377,270
Conceptus, Inc.*	13,100	176,981
Covidien plc (Ireland)	10,150	378,798
DENTSPLY International, Inc.	10,410	312,508
DexCom, Inc.*	21,290	237,596
Gen-Probe, Inc.*	9,160	411,925
Hologic, Inc.*	10,500	148,470
Insulet Corp.*	13,050	193,010
Nobel Biocare Holding AG (Switzerland)	11,310	190,436
OraSure Technologies, Inc.*	44,835	212,518
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	61,000	274,863
Sirona Dental Systems, Inc.*	7,950	244,701
Straumann Holding AG (Switzerland)	1,775	389,011
Zoll Medical Corp.*	18,260	483,160

		13,583,055

Health Care Providers & Services - 0.27%
AMN Healthcare Services, Inc.*	26,850	161,637
Bio-Reference Laboratories, Inc.*	8,900	186,633
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	12,000	10,875
Diagnosticos da America S.A. (Brazil)*	50,090	484,723
Odontoprev S.A. (Brazil)	13,440	126,468

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Sonic Healthcare Ltd. (Australia)	52,160	$486,048
VCA Antech, Inc.*	18,290	381,164

		1,837,548

Health Care Technology - 0.51%
Allscripts - Misys Healthcare Solutions, Inc.*	9,180	153,214
Cerner Corp.*	43,080	3,336,546

		3,489,760

Life Sciences Tools & Services - 0.46%
Caliper Life Sciences, Inc.*	91,417	358,355
Charles River Laboratories International, Inc.*	7,500	233,100
ICON plc - ADR (Ireland)*	10,250	241,900
Sequenom, Inc.*	38,700	222,525
Thermo Fisher Scientific, Inc.*	48,040	2,155,074

		3,210,954

Pharmaceuticals - 0.17%
AstraZeneca plc (United Kingdom)	615	31,248
AstraZeneca plc - ADR (United Kingdom)	910	45,900
Bayer AG (Germany)	6,310	362,753
GlaxoSmithKline plc (United Kingdom)	3,725	64,939
Green Cross Corp. (South Korea)	2,170	252,203
Sanofi - Aventis S.A. (France)	531	30,841
Santen Pharmaceutical Co. Ltd. (Japan)	1,500	50,211
Shire plc (Ireland)	5,745	131,164
UCB S.A. (Belgium)	5,690	183,409

		1,152,668

Total Health Care		26,177,253

Industrials - 2.55%
Aerospace & Defense - 0.42%
The Boeing Co.	41,090	2,799,873
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	4,855	128,026

		2,927,899

Air Freight & Logistics - 0.85%
FedEx Corp.	33,050	2,728,278
TNT N.V. (Netherlands)	7,020	209,492
United Parcel Service, Inc. - Class B	44,862	2,916,030

		5,853,800

Airlines - 0.54%
AirTran Holdings, Inc.*	31,410	151,396

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Airlines (continued)
Copa Holdings S.A. - Class A (Panama)	1,080	$55,782
Deutsche Lufthansa AG (Germany)*	4,430	72,018
Ryanair Holdings plc - ADR (Ireland)*	5,420	162,329
Southwest Airlines Co.	270,085	3,254,524

		3,696,049

Commercial Services & Supplies - 0.05%
Tomra Systems ASA (Norway)	65,860	323,042

Construction & Engineering - 0.01%
MYR Group, Inc.*	3,040	51,102

Electrical Equipment - 0.09%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	12,480	251,846
Alstom S.A. (France)	3,310	173,228
Gamesa Corporacion Tecnologica S.A. (Spain)*	3,130	27,320
Nexans S.A. (France)	740	50,213
Schneider Electric S.A. (France)	570	65,738
Yingli Green Energy Holding Co. Ltd. - ADR (China)*	2,670	29,156

		597,501

Industrial Conglomerates - 0.06%
Siemens AG (Germany)	4,290	418,115

Machinery - 0.04%
ArvinMeritor, Inc.*	3,900	63,999
Astec Industries, Inc.*	1,630	51,100
Lindsay Corp.	1,970	68,517
SmartHeat, Inc. (China)*	2,410	15,568
Titan International, Inc.	3,220	35,356
Wabtec Corp.	1,590	70,930

		305,470

Professional Services - 0.43%
Manpower, Inc.	61,020	2,927,740
Randstad Holding N.V. (Netherlands)*	990	44,470

		2,972,210

Road & Rail - 0.06%
All America Latina Logistica S.A. (Brazil)	28,240	265,894
Heartland Express, Inc.	6,750	108,135
RailAmerica, Inc.*	3,840	42,663

		416,692

Total Industrials		17,561,880

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Information Technology - 6.55%
Communications Equipment - 1.44%
Alcatel-Lucent - ADR (France)*	71,310	$212,504
Cisco Systems, Inc.*	188,038	4,338,037
Infinera Corp.*	43,350	392,318
Juniper Networks, Inc.*	62,216	1,728,360
QUALCOMM, Inc.	78,130	2,975,190
Riverbed Technology, Inc.*	7,640	283,368

		9,929,777

Computers & Peripherals - 0.47%
Apple, Inc.*	210	54,022
Compellent Technologies, Inc.*	14,570	195,384
EMC Corp.*	149,380	2,956,230

		3,205,636

Electronic Equipment, Instruments & Components - 0.06%
Amphenol Corp. - Class A	1,350	60,480
Cogent, Inc.*	26,000	233,740
LoJack Corp.*	28,340	100,040

		394,260

Internet Software & Services - 1.33%
comScore, Inc.*	8,100	160,461
Google, Inc. - Class A*	17,715	8,589,118
MercadoLibre, Inc. (Argentina)*	980	59,290
NetEase.com, Inc. - ADR (China)*	3,150	120,645
Tencent Holdings Ltd. (China)	3,500	67,454
Vocus, Inc.*	10,520	171,371

		9,168,339

IT Services - 1.26%
Accenture plc - Class A (Ireland)	5,370	212,867
Amdocs Ltd. (Guernsey)*	15,370	420,062
Automatic Data Processing, Inc.	71,338	2,944,119
Cap Gemini S.A. (France)	5,000	237,956
Cielo S.A. (Brazil)	26,000	235,490
MasterCard, Inc. - Class A	6,290	1,321,151
Paychex, Inc.	5,800	150,742
Redecard S.A. (Brazil)	13,370	204,868
Visa, Inc. - Class A	1,380	101,223
The Western Union Co.	175,190	2,843,334

		8,671,812

Semiconductors & Semiconductor Equipment - 0.11%
Advantest Corp. (Japan)	13,700	296,058

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Sumco Corp. (Japan)*	11,200	$212,605
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	5,461	55,156
Tokyo Electron Ltd. (Japan)	3,900	209,456

		773,275

Software - 1.88%
Adobe Systems, Inc.*	1,860	53,419
ArcSight, Inc.*	9,480	237,095
Autodesk, Inc.*	95,040	2,807,482
Electronic Arts, Inc.*	128,830	2,052,262
Fortinet, Inc.*	13,240	238,452
Microsoft Corp.	162,780	4,201,352
Misys plc (United Kingdom)*	21,155	83,685
SAP AG (Germany)	2,290	104,567
SAP AG - ADR (Germany)	62,890	2,884,764
Shanda Interactive Entertainment Ltd. - ADR (China)*	4,170	166,425
Sonic Solutions, Inc.*	8,830	69,492
Square Enix Holdings Co. Ltd. (Japan)	2,600	50,167

		12,949,162

Total Information Technology		45,092,261

Materials - 1.54%
Chemicals - 1.15%
Arkema S.A. (France)	2	87
BASF SE (Germany)	1,660	96,935
Calgon Carbon Corp.*	7,130	94,401
Johnson Matthey plc (United Kingdom)	2,300	61,029
Monsanto Co.	109,810	6,351,410
The Scotts Miracle-Gro Co. - Class A	700	33,775
The Sherwin-Williams Co.	18,280	1,264,062

		7,901,699

Construction Materials - 0.20%
Eagle Materials, Inc.	3,020	73,869
Martin Marietta Materials, Inc.	15,150	1,293,810

		1,367,679

Containers & Packaging - 0.19%
Owens-Illinois, Inc.*	47,230	1,305,910

Paper & Forest Products - 0.00%
Norbord, Inc. (Canada)*	577	6,673

Total Materials		10,581,961

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares	Value
COMMON STOCKS (continued)
Telecommunication Services - 0.15%
Diversified Telecommunication Services - 0.03%
France Telecom S.A. (France)	3,130	$65,547
Swisscom AG - ADR (Switzerland)[2]	3,150	118,031

		183,578

Wireless Telecommunication Services - 0.12%
Crown Castle International Corp.*	8,380	331,094
SBA Communications Corp. - Class A*	9,700	350,946
SK Telecom Co. Ltd. - ADR (South Korea)	10,000	163,800

		845,840

Total Telecommunication Services		1,029,418

Utilities - 0.05%
Electric Utilities - 0.03%
E.ON AG (Germany)	4,875	145,449
Prime Infrastructure Group (Australia)	16,000	49,215

		194,664

Independent Power Producers & Energy Traders - 0.01%
Mirant Corp.*	2,430	26,657
RRI Energy, Inc.*	7,380	29,151

		55,808

Multi-Utilities - 0.00%
National Grid plc (United Kingdom)	4,460	35,657

Water Utilities - 0.01%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	3,500	50,367

Total Utilities		336,496

TOTAL COMMON STOCKS (Identified Cost $158,631,887)		163,983,572

PREFERRED STOCKS - 0.18%
Consumer Staples - 0.01%
Household Products - 0.01%
Henkel AG & Co. KGaA (Germany)	930	46,156

Financials - 0.17%
Commercial Banks - 0.07%
PNC Financial Services Group, Inc., Series K	180,000	186,699
Wells Fargo & Co., Series K	300,000	309,000

		495,699

Diversified Financial Services - 0.10%
Bank of America Corp., Series K	320,000	322,038

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
PREFERRED STOCKS (continued)
Financials (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co., Series 1	375,000	$391,733

		713,771

Total Financials		1,209,470

TOTAL PREFERRED STOCKS (Identified Cost $1,167,467)		1,255,626

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011* (Identified Cost $215)	348	11

CORPORATE BONDS - 37.61%
Convertible Corporate Bonds - 0.04%
Consumer Discretionary - 0.01%
Hotels, Restaurants & Leisure - 0.01%
Carnival Corp., 2.00%, 4/15/2021	$55,000	58,781

Health Care - 0.01%
Biotechnology - 0.01%
Amgen, Inc., 0.375%, 2/1/2013	110,000	110,275

Industrials - 0.01%
Airlines - 0.01%
AirTran Holdings, Inc., 5.25%, 11/1/2016	45,000	47,250

Information Technology - 0.01%
Computers & Peripherals - 0.01%
EMC Corp., 1.75%, 12/1/2013	40,000	53,900

Total Convertible Corporate Bonds (Identified Cost $255,775)		270,206

Non-Convertible Corporate Bonds - 37.57%
Consumer Discretionary - 5.62%
Hotels, Restaurants & Leisure - 1.21%
Cedar Fair LP - Canada’s Wonderland Co. - Magnum Management Corp.[3], 9.125%, 8/1/2018	110,000	111,925
International Game Technology, 7.50%, 6/15/2019	4,000,000	4,674,288
McDonald’s Corp., 5.80%, 10/15/2017	1,920,000	2,263,077
McDonald’s Corp., 6.30%, 10/15/2037	190,000	231,688
Scientific Games Corp.[3], 7.875%, 6/15/2016	110,000	111,375
Scientific Games International, Inc., 9.25%, 6/15/2019	140,000	148,400
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	225,000	239,062

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp., 9.875%, 5/1/2014	$90,000	$103,617
Wyndham Worldwide Corp., 6.00%, 12/1/2016	370,000	375,092
Yonkers Racing Corp.[3], 11.375%, 7/15/2016	90,000	97,425

		8,355,949

Household Durables - 0.45%
Fortune Brands, Inc., 4.875%, 12/1/2013	1,800,000	1,931,564
Fortune Brands, Inc., 5.375%, 1/15/2016	530,000	573,961
Newell Rubbermaid, Inc., 10.60%, 4/15/2019	430,000	596,090

		3,101,615

Media - 3.42%
Cablevision Systems Corp.[3], 8.625%, 9/15/2017	425,000	456,344
Columbus International, Inc. (Barbados)[3], 11.50%, 11/20/2014	130,000	144,462
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	657,000	765,417
Comcast Corp., 5.70%, 7/1/2019	2,800,000	3,129,851
Comcast Corp., 5.15%, 3/1/2020	2,000,000	2,142,432
Comcast Corp., 6.50%, 11/15/2035	540,000	600,769
Comcast Corp., 6.95%, 8/15/2037	490,000	576,428
DIRECTV Holdings LLC, 5.20%, 3/15/2020	6,000,000	6,369,318
Discovery Communications LLC, 5.05%, 6/1/2020	4,580,000	4,875,323
Interactive Data Corp.[3], 10.25%, 8/1/2018	160,000	165,600
MDC Partners, Inc. (Canada)[3], 11.00%, 11/1/2016	50,000	54,500
Sirius XM Radio, Inc.[3], 9.75%, 9/1/2015	235,000	256,150
Time Warner, Inc., 7.625%, 4/15/2031	485,000	585,691
Unitymedia Hessen GmbH & Co. KG (Germany)[3], 8.125%, 12/1/2017	100,000	102,250
Unitymedia Hessen GmbH & Co. KG (Germany)[3], 8.125%, 12/1/2017	90,000	120,509
UPC Holding B.V. (Netherlands)[3], 9.875%, 4/15/2018	305,000	318,725
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	120,000	130,200
Virgin Media Finance plc, Series 1 (United Kingdom), 9.50%, 8/15/2016	90,000	101,250
The Walt Disney Co., Series B, 7.00%, 3/1/2032	145,000	185,684
The Walt Disney Co., Series C, 5.625%, 9/15/2016	1,800,000	2,119,226
WMG Acquisition Corp., 9.50%, 6/15/2016	215,000	233,813
XM Satellite Radio, Inc.[3], 11.25%, 6/15/2013	75,000	81,563

		23,515,505

Multiline Retail - 0.06%
Target Corp., 6.00%, 1/15/2018	325,000	384,501

Specialty Retail - 0.43%
The Home Depot, Inc., 5.40%, 3/1/2016	510,000	572,136
Lowe’s Companies, Inc., 6.10%, 9/15/2017	1,800,000	2,136,774

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Toys R Us Property Co. LLC[3], 8.50%, 12/1/2017	$230,000	$242,075

		2,950,985

Textiles, Apparel & Luxury Goods - 0.05%
VF Corp., 5.95%, 11/1/2017	330,000	378,247

Total Consumer Discretionary		38,686,802

Consumer Staples - 2.22%
Beverages - 0.17%
CEDC Finance Corp. International, Inc.[3], 9.125%, 12/1/2016	235,000	239,700
The Coca-Cola Co., 5.35%, 11/15/2017	160,000	184,919
Constellation Brands, Inc., 8.375%, 12/15/2014	230,000	248,400
PepsiCo, Inc., 5.00%, 6/1/2018	110,000	122,684
PepsiCo, Inc., 7.90%, 11/1/2018	290,000	379,217

		1,174,920

Food & Staples Retailing - 0.99%
Ingles Markets, Inc., 8.875%, 5/15/2017	85,000	89,038
The Kroger Co., 6.75%, 4/15/2012	240,000	260,748
The Kroger Co., 6.15%, 1/15/2020	5,500,000	6,432,025

		6,781,811

Food Products - 1.01%
General Mills, Inc., 5.65%, 2/15/2019	340,000	389,189
Kraft Foods, Inc., 6.125%, 2/1/2018	335,000	386,887
Kraft Foods, Inc., 5.375%, 2/10/2020	5,665,000	6,196,666

		6,972,742

Personal Products - 0.05%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	335,000	348,400

Total Consumer Staples		15,277,873

Energy - 2.72%
Energy Equipment & Services - 1.30%
Baker Hughes, Inc., 7.50%, 11/15/2018	305,000	380,568
Cie Generale de Geophysique - Veritas (France), 7.75%, 5/15/2017	275,000	268,125
Complete Production Services, Inc., 8.00%, 12/15/2016	160,000	162,000
Hornbeck Offshore Services, Inc., 8.00%, 9/1/2017	70,000	65,538
Hornbeck Offshore Services, Inc., Series B, 6.125%, 12/1/2014	125,000	112,187
Key Energy Services, Inc., 8.375%, 12/1/2014	160,000	164,800
Thermon Industries, Inc.[3], 9.50%, 5/1/2017	185,000	189,625
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	6,000,000	7,598,172

		8,941,015

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 1.42%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014	$90,000	$88,425
Anadarko Petroleum Corp., 5.95%, 9/15/2016	2,950,000	2,845,903
Anadarko Petroleum Corp., 8.70%, 3/15/2019	1,220,000	1,313,106
Anadarko Petroleum Corp., 6.95%, 6/15/2019	3,000,000	3,015,390
Apache Corp., 6.90%, 9/15/2018	155,000	189,972
Aquilex Holdings LLC - Aquilex Finance Corp.[3], 11.125%, 12/15/2016	115,000	118,450
Arch Coal, Inc.[3], 8.75%, 8/1/2016	55,000	58,987
Arch Western Finance LLC, 6.75%, 7/1/2013	265,000	266,325
Chaparral Energy, Inc., 8.875%, 2/1/2017	230,000	221,950
Chesapeake Energy Corp., 9.50%, 2/15/2015	120,000	134,700
Coffeyville Resources LLC - Coffeyville Finance, Inc.[3], 9.00%, 4/1/2015	90,000	92,250
Coffeyville Resources LLC - Coffeyville Finance, Inc.[3], 10.875%, 4/1/2017	85,000	85,850
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	165,000	172,425
Martin Midstream Partners LP - Martin Midstream Finance Corp.[3], 8.875%, 4/1/2018	180,000	181,800
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC[3] , 8.875%, 3/15/2018	125,000	131,250
Plains Exploration & Production Co., 8.625%, 10/15/2019	360,000	382,500
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	175,000	182,875
Tesoro Corp., 9.75%, 6/1/2019	255,000	276,675
Whiting Petroleum Corp., 7.00%, 2/1/2014	35,000	36,444

		9,795,277

Total Energy		18,736,292

Financials - 14.69%
Capital Markets - 1.43%
Goldman Sachs Capital I, 6.345%, 2/15/2034	380,000	354,367
Goldman Sachs Capital II4 , 5.793%, 12/29/2049	500,000	401,000
The Goldman Sachs Group, Inc.[5], 3.25%, 6/15/2012	3,266,000	3,423,473
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	335,000	361,389
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	3,330,000	3,427,679
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	210,000	202,146
Morgan Stanley, 5.55%, 4/27/2017	355,000	365,680
Morgan Stanley, 5.50%, 1/26/2020	1,325,000	1,331,363

		9,867,097

Commercial Banks - 2.39%
Household Finance Co., 6.375%, 11/27/2012	515,000	557,833
HSBC Finance Corp., 7.00%, 5/15/2012	250,000	270,140
KeyBank National Association[5], 3.20%, 6/15/2012	3,476,000	3,639,720

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
KeyBank National Association, 5.45%, 3/3/2016	$550,000	$581,561
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	315,000	352,041
National City Corp., 6.875%, 5/15/2019	6,000,000	6,900,738
PNC Bank National Association, 5.25%, 1/15/2017	195,000	209,313
PNC Funding Corp.[5], 2.30%, 6/22/2012	2,246,000	2,315,788
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	31,635
U.S. Bank National Association, 6.30%, 2/4/2014	100,000	114,168
USB Capital XIII Trust, 6.625%, 12/15/2039	210,000	219,929
Wachovia Corp., 5.25%, 8/1/2014	535,000	572,651
Wells Fargo & Co.[5], 3.00%, 12/9/2011	515,000	532,708
Wilmington Trust Corp., 8.50%, 4/2/2018	120,000	120,906

		16,419,131

Consumer Finance - 1.44%
American Express Co., 8.125%, 5/20/2019	7,025,000	8,927,272
American Express Co.[4], 6.80%, 9/1/2066	390,000	380,250
American Express Credit Corp., Series B4 , 0.49750%, 10/4/2010	280,000	280,023
Credit Acceptance Corp.[3], 9.125%, 2/1/2017	320,000	333,200

		9,920,745

Diversified Financial Services - 5.61%
Bank of America Corp.[5], 3.125%, 6/15/2012	5,518,000	5,770,244
Bank of America Corp., 4.875%, 1/15/2013	1,800,000	1,894,491
Bank of America Corp., 5.75%, 8/15/2016	205,000	216,037
Bank of America Corp., 7.625%, 6/1/2019	4,315,000	5,043,014
Citigroup Funding, Inc.[5], 1.875%, 10/22/2012	1,520,000	1,555,380
Citigroup, Inc.[5], 2.875%, 12/9/2011	5,788,000	5,967,787
Citigroup, Inc., 8.50%, 5/22/2019	7,080,000	8,603,736
JPMorgan Chase & Co.[5], 3.125%, 12/1/2011	3,600,000	3,723,973
JPMorgan Chase & Co., 6.30%, 4/23/2019	4,000,000	4,542,024
JPMorgan Chase & Co., 4.95%, 3/25/2020	1,255,000	1,321,143

		38,637,829

Insurance - 0.11%
American International Group, Inc., 4.25%, 5/15/2013	200,000	200,000
Fidelity National Financial, Inc., 6.60%, 5/15/2017	210,000	211,212
Hartford Financial Services Group, Inc.[4], 8.125%, 6/15/2038	340,000	336,600

		747,812

Real Estate Investment Trusts (REITS) - 3.71%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	2,145,000	2,426,877
Boston Properties LP, 5.875%, 10/15/2019	5,150,000	5,617,785
Camden Property Trust, 5.70%, 5/15/2017	2,270,000	2,411,498

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
DuPont Fabros Technology LP, 8.50%, 12/15/2017	$305,000	$324,444
Felcor Lodging LP, 10.00%, 10/1/2014	270,000	287,550
HCP, Inc., 6.70%, 1/30/2018	4,155,000	4,475,384
Health Care REIT, Inc., 6.20%, 6/1/2016	520,000	571,858
Host Hotels & Resorts LP, 6.875%, 11/1/2014	105,000	106,837
Host Hotels & Resorts LP, 6.375%, 3/15/2015	85,000	85,637
Mack-Cali Realty LP, 7.75%, 8/15/2019	315,000	371,300
National Retail Properties, Inc., 6.875%, 10/15/2017	280,000	308,786
Omega Healthcare Investors, Inc.[3], 7.50%, 2/15/2020	165,000	171,187
Simon Property Group LP, 10.35%, 4/1/2019	6,180,000	8,375,433

		25,534,576

Total Financials		101,127,190

Health Care - 0.49%
Health Care Equipment & Supplies - 0.15%
Alere, Inc., 7.875%, 2/1/2016	85,000	85,000
Alere, Inc., 9.00%, 5/15/2016	437,000	443,555
Becton Dickinson and Co., 6.00%, 5/15/2039	330,000	383,397
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	75,000	77,250
Fresenius US Finance II, Inc.[3], 9.00%, 7/15/2015	75,000	84,000

		1,073,202

Health Care Providers & Services - 0.11%
BioScrip, Inc.[3], 10.25%, 10/1/2015	165,000	167,475
HCA, Inc., 7.875%, 2/15/2020	315,000	341,775
Health Management Associates, Inc., 6.125%, 4/15/2016	255,000	249,262

		758,512

Life Sciences Tools & Services - 0.03%
PharmaNet Development Group, Inc.[3], 10.875%, 4/15/2017	180,000	179,100

Pharmaceuticals - 0.20%
Abbott Laboratories, 5.60%, 11/30/2017	160,000	187,055
Johnson & Johnson, 5.95%, 8/15/2037	160,000	191,259
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	525,000	593,258
Valeant Pharmaceuticals International[3], 7.625%, 3/15/2020	185,000	220,150
Wyeth, 6.50%, 2/1/2034	155,000	188,392

		1,380,114

Total Health Care		3,390,928

Industrials - 7.01%
Aerospace & Defense - 0.47%
The Boeing Co., 6.00%, 3/15/2019	2,410,000	2,862,511

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Aerospace & Defense (continued)
GeoEye, Inc.[3], 9.625%, 10/1/2015	$75,000	$78,750
Honeywell International, Inc., 5.30%, 3/1/2018	170,000	195,340
Kratos Defense & Security Solutions, Inc.[3], 10.00%, 6/1/2017	115,000	119,169

		3,255,770

Air Freight & Logistics - 0.90%
FedEx Corp., 8.00%, 1/15/2019	4,690,000	5,980,805
United Parcel Service, Inc., 6.20%, 1/15/2038	180,000	216,339

		6,197,144

Airlines - 0.35%
AirTran Airways, Inc.[6,7], 10.41%, 4/1/2017	129,153	127,861
Delta Air Lines, Inc., 7.111%, 9/18/2011	150,000	157,500
Delta Air Lines, Inc.[3], 9.50%, 9/15/2014	385,000	416,763
Delta Air Lines, Inc., 6.821%, 8/10/2022	147,472	149,315
Southwest Airlines Co., 5.25%, 10/1/2014	355,000	378,831
Southwest Airlines Co., 5.75%, 12/15/2016	1,070,000	1,146,718

		2,376,988

Building Products - 0.06%
Building Materials Corp. of America[3], 7.50%, 3/15/2020	85,000	84,788
Owens Corning, 9.00%, 6/15/2019	150,000	178,180
USG Corp.[3], 9.75%, 8/1/2014	120,000	125,400

		388,368

Commercial Services & Supplies - 1.14%
ACCO Brands Corp., 10.625%, 3/15/2015	80,000	88,800
Clean Harbors, Inc., 7.625%, 8/15/2016	165,000	170,362
Corrections Corp. of America, 6.25%, 3/15/2013	75,000	76,125
Corrections Corp. of America, 7.75%, 6/1/2017	75,000	80,063
Garda World Security Corp. (Canada)[3], 9.75%, 3/15/2017	165,000	174,075
Waste Management, Inc., 7.375%, 3/11/2019	6,000,000	7,295,412

		7,884,837

Industrial Conglomerates - 2.49%
General Electric Capital Corp.[5], 3.00%, 12/9/2011	5,798,000	5,975,111
General Electric Capital Corp., 5.625%, 5/1/2018	1,800,000	1,963,010
General Electric Capital Corp., 5.50%, 1/8/2020	4,230,000	4,562,825
General Electric Capital Corp.[4], 6.375%, 11/15/2067	340,000	323,000
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	355,000	390,637
General Electric Co., 5.25%, 12/6/2017	180,000	198,416
Textron, Inc., 5.60%, 12/1/2017	3,150,000	3,304,249

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
Textron, Inc., 7.25%, 10/1/2019	$350,000	$404,292

		17,121,540

Machinery - 0.40%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	305,000	374,487
John Deere Capital Corp., 5.50%, 4/13/2017	20,000	22,771
John Deere Capital Corp., 5.75%, 9/10/2018	2,060,000	2,388,024

		2,785,282

Marine - 0.08%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[3], 8.875%, 11/1/2017	415,000	428,488
United Maritime Group LLC - United Maritime Group Finance Corp.[3], 11.75%, 6/15/2015	115,000	114,137

		542,625

Road & Rail - 1.12%
CSX Corp., 6.25%, 4/1/2015	1,800,000	2,090,707
CSX Corp., 7.375%, 2/1/2019	4,000,000	4,950,868
CSX Corp., 6.00%, 10/1/2036	355,000	383,058
RailAmerica, Inc., 9.25%, 7/1/2017	61,000	66,033
Union Pacific Corp., 5.65%, 5/1/2017	175,000	196,584

		7,687,250

Total Industrials		48,239,804

Information Technology - 1.01%
Communications Equipment - 0.16%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	205,000	138,375
Cisco Systems, Inc., 5.90%, 2/15/2039	440,000	485,529
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	290,000	301,600
Nokia Corp. (Finland), 5.375%, 5/15/2019	180,000	192,115

		1,117,619

Computers & Peripherals - 0.09%
International Business Machines Corp., 5.60%, 11/30/2039	535,000	593,798

Electronic Equipment, Instruments & Components - 0.58%
Corning, Inc., 6.20%, 3/15/2016	215,000	245,589
Corning, Inc., 6.625%, 5/15/2019	3,200,000	3,711,139

		3,956,728

IT Services - 0.09%
The Western Union Co.[3], 5.253%, 4/1/2020	590,000	620,204

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment - 0.06%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	$150,000	$157,500
Advanced Micro Devices, Inc.[3], 7.75%, 8/1/2020	85,000	85,850
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co.[3], 10.50%, 4/15/2018	180,000	187,200

		430,550

Software - 0.03%
Microsoft Corp., 5.20%, 6/1/2039	190,000	203,960

Total Information Technology		6,922,859

Materials - 2.17%
Chemicals - 0.37%
E.I. du Pont de Nemours & Co., 5.875%, 1/15/2014	1,800,000	2,051,654
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	320,000	377,338
Solutia, Inc., 7.875%, 3/15/2020	85,000	89,569

		2,518,561

Containers & Packaging - 0.04%
BWAY Holding Co.[3], 10.00%, 6/15/2018	110,000	116,600
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[3], 8.50%, 5/15/2018	190,000	195,225

		311,825

Metals & Mining - 0.68%
Alcoa, Inc., 5.72%, 2/23/2019	2,032,000	2,046,945
Alcoa, Inc., 5.87%, 2/23/2022	295,000	289,182
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	925,000	1,125,009
Steel Dynamics, Inc., 7.75%, 4/15/2016	335,000	348,400
Teck Resources Ltd. (Canada), 10.75%, 5/15/2019	705,000	880,404

		4,689,940

Paper & Forest Products - 1.08%
Georgia-Pacific LLC[3], 8.25%, 5/1/2016	145,000	157,325
Georgia-Pacific LLC[3], 7.125%, 1/15/2017	165,000	171,806
International Paper Co., 9.375%, 5/15/2019	5,000,000	6,501,235
International Paper Co., 7.50%, 8/15/2021	490,000	587,808

		7,418,174

Total Materials		14,938,500

Telecommunication Services - 0.35%
Diversified Telecommunication Services - 0.13%
Clearwire Communications LLC - Clearwire Finance, Inc.[3], 12.00%, 12/1/2015	60,000	62,850

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Clearwire Communications LLC - Clearwire Finance, Inc.[3], 12.00%, 12/1/2015	$115,000	$120,175
Inmarsat Finance plc[3], 7.375%, 12/1/2017	250,000	256,250
Intelsat Subsidiary Holding Co. Ltd. (Bermuda)[3], 8.875%, 1/15/2015	245,000	252,962
Wind Acquisition Finance S.A. (Luxembourg)[3], 11.75%, 7/15/2017	230,000	244,375

		936,612

Wireless Telecommunication Services - 0.22%
CC Holdings GS V LLC - Crown Castle GS III Corp.[3], 7.75%, 5/1/2017	185,000	202,113
Crown Castle Towers LLC[3], 6.113%, 1/15/2020	390,000	428,612
Crown Castle Towers LLC[3], 4.883%, 8/15/2020	224,000	225,517
NII Capital Corp., 8.875%, 12/15/2019	230,000	243,800
SBA Telecommunications, Inc., 8.00%, 8/15/2016	170,000	182,750
SBA Tower Trust[3], 5.101%, 4/15/2017	200,000	213,950

		1,496,742

Total Telecommunication Services		2,433,354

Utilities - 1.29%
Electric Utilities - 1.24%
Allegheny Energy Supply Co. LLC[3], 5.75%, 10/15/2019	365,000	372,620
Columbus Southern Power Co., Series C, 5.50%, 3/1/2013	1,800,000	1,970,397
Exelon Generation Co. LLC, 5.35%, 1/15/2014	340,000	372,316
Exelon Generation Co. LLC, 5.20%, 10/1/2019	5,000,000	5,425,295
Southwestern Electric Power Co., 6.45%, 1/15/2019	335,000	375,301

		8,515,929

Independent Power Producers & Energy Traders - 0.04%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	110,000	103,400
Mirant Mid Atlantic Pass Through Trust, Series B, 9.125%, 6/30/2017	107,343	111,100
North American Energy Alliance LLC - North American Energy Alliance Finance Corp.[3], 10.875%, 6/1/2016	75,000	80,625

		295,125

Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	85,000	98,042

Total Utilities		8,909,096

Total Non-Convertible Corporate Bonds (Identified Cost $245,738,209)		258,662,698

TOTAL CORPORATE BONDS (Identified Cost $245,993,984)		258,932,904

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
MUTUAL FUNDS - 0.71%
iShares Dow Jones US Real Estate Index Fund	790	$40,835
iShares iBoxx High Yield Corporate Bond Fund	24,030	2,129,539
iShares iBoxx Investment Grade Corporate Bond Fund	24,680	2,722,204

TOTAL MUTUAL FUNDS (Identified Cost $4,555,357)		4,892,578

U.S. TREASURY SECURITIES - 7.16%
U.S. Treasury Notes - 7.16%
U.S. Treasury Note, 4.00%, 11/15/2012	$9,000,000	9,698,904
U.S. Treasury Note, 3.625%, 5/15/2013	5,525,000	5,970,453
U.S. Treasury Note, 2.25%, 5/31/2014	1,300,000	1,354,640
U.S. Treasury Note, 2.625%, 6/30/2014	6,490,000	6,851,006
U.S. Treasury Note, 2.375%, 9/30/2014	2,490,000	2,600,688
U.S. Treasury Note, 4.00%, 2/15/2015	14,000,000	15,575,000
U.S. Treasury Note, 3.50%, 2/15/2018	3,700,000	3,994,846
U.S. Treasury Note, 3.75%, 11/15/2018	3,000,000	3,266,952

TOTAL U.S. TREASURY SECURITIES (Identified Cost $45,988,409)		49,312,489

ASSET-BACKED SECURITIES - 0.07%
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3], 5.29%, 3/25/2016	170,000	186,059
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[3], 3.74%, 2/25/2017	300,000	301,137

TOTAL ASSET-BACKED SECURITIES (Identified Cost $469,881)		487,196

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.17%
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[4], 5.928%, 5/10/2045	100,000	108,069
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	100,000	105,217
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.907%, 9/11/2038	100,000	108,964
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	100,000	107,325
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[4], 5.919%, 3/15/2049	100,000	108,531
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[4], 5.36%, 12/15/2044	100,000	108,544
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[4], 6.063%, 4/15/2045	100,000	108,830

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[4], 6.08%, 6/15/2038	$100,000	$107,247
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4], 5.38%, 10/15/2044	100,000	109,103
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[4], 5.923%, 5/15/2043	100,000	108,245
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[4], 6.011%, 6/15/2045	100,000	108,356

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,157,302)		1,188,431

FOREIGN GOVERNMENT BONDS - 0.05%
Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019 (Identified Cost $492,500)	380,000	363,649

U.S. GOVERNMENT AGENCIES - 25.82%
Mortgage-Backed Securities - 8.59%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	11,216	12,184
Fannie Mae, Pool #816064, 4.50%, 4/1/2020	114,199	122,102
Fannie Mae, Pool #863151, 4.50%, 11/1/2020	61,375	65,623
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	174,568	186,998
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	5,929,807	6,442,020
Fannie Mae, Pool #899023, 4.50%, 1/1/2022	63,068	67,315
Fannie Mae, Pool #899287, 5.00%, 2/1/2022	64,324	68,790
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	542,663	579,202
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	1,385,190	1,470,451
Fannie Mae, Pool #AA4537, 4.50%, 4/1/2024	143,768	152,617
Fannie Mae, Pool #AC0495, 4.50%, 9/1/2024	723,924	768,483
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	1,130,566	1,200,154
Fannie Mae, Pool #AC5902, 4.50%, 10/1/2024	1,313,372	1,394,212
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	387,685	419,758
Fannie Mae, Pool #357319, 6.00%, 12/1/2032	108,247	119,580
Fannie Mae, Pool #790393, 6.50%, 9/1/2034	2,578	2,862
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	420,442	442,275
Fannie Mae, Pool #900130, 6.00%, 9/1/2036	255,518	278,278
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	877,543	964,622
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	61,583	67,693
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	114,451	124,502
Fannie Mae, Pool #939487, 5.00%, 6/1/2037	55,639	59,362
Fannie Mae, Pool #945845, 6.00%, 8/1/2037	104,445	113,617
Fannie Mae, Pool #949709, 6.50%, 9/1/2037	1,240	1,361
Fannie Mae, Pool #946148, 6.00%, 10/1/2037	580,056	630,998
Fannie Mae, Pool #950248, 6.00%, 10/1/2037	119,120	129,582

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #960196, 5.00%, 11/1/2037	$36,536	$38,981
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	595,343	635,178
Fannie Mae, Pool #929084, 5.00%, 2/1/2038	224,273	239,279
Fannie Mae, Pool #969756, 5.00%, 2/1/2038	480,673	512,835
Fannie Mae, Pool #972107, 5.00%, 2/1/2038	676,390	721,647
Fannie Mae, Pool #961950, 5.00%, 3/1/2038	7,316	7,805
Fannie Mae, Pool #973091, 5.00%, 3/1/2038	24,069	25,679
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	409,355	436,745
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	1,110,173	1,184,456
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	732,008	780,987
Fannie Mae, Pool #976516, 5.00%, 5/1/2038	23,929	25,530
Fannie Mae, Pool #984379, 6.00%, 5/1/2038	640,504	696,354
Fannie Mae, Pool #981636, 5.00%, 6/1/2038	23,526	25,100
Fannie Mae, Pool #981650, 5.00%, 6/1/2038	354,085	377,777
Fannie Mae, Pool #985554, 5.00%, 6/1/2038	75,618	80,678
Fannie Mae, Pool #982317, 6.00%, 6/1/2038	84,661	92,044
Fannie Mae, Pool #934329, 5.00%, 7/1/2038	348,834	372,175
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	330,905	359,759
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	1,097,732	1,193,452
Fannie Mae, Pool #988990, 6.00%, 9/1/2038	28,387	30,862
Fannie Mae, Pool #990503, 6.00%, 9/1/2038	100,772	109,559
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	1,521,755	1,654,450
Fannie Mae, Pool #986889, 6.00%, 10/1/2038	660,026	717,579
Fannie Mae, Pool #983839, 5.00%, 11/1/2038	29,293	31,253
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	529,697	575,885
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	442,440	481,020
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	269,178	292,649
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	876,285	934,917
Fannie Mae, Pool #992293, 5.00%, 1/1/2039	296,036	315,843
Fannie Mae, Pool #994216, 5.00%, 1/1/2039	47,394	50,565
Fannie Mae, Pool #AA1717, 5.00%, 1/1/2039	555,745	592,930
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	731,642	780,523
Fannie Mae, Pool #988811, 6.00%, 1/1/2039	341,364	371,131
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	705,128	752,238
Fannie Mae, Pool #AA1686, 5.00%, 3/1/2039	237,949	253,846
Fannie Mae, Pool #AA4461, 5.00%, 3/1/2039	46,853	49,983
Fannie Mae, Pool #AA3636, 6.00%, 3/1/2039	326,308	354,762
Fannie Mae, Pool #AA5087, 5.00%, 4/1/2039	69,972	74,647
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	928,295	1,009,241
Fannie Mae, Pool #AC2881, 6.00%, 8/1/2039	296,581	322,442
Fannie Mae, Pool #AC1901, 5.00%, 9/1/2039	217,640	232,181
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	531,076	566,557
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	1,243,984	1,327,095

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	$418,849	$446,833
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	911,410	972,302
Fannie Mae, Pool #AC8791, 5.00%, 1/1/2040	37,716	40,236
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	447,240	487,619
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	597,701	651,665
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	6,260,551	6,801,333
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	3,587,977	3,897,904
Freddie Mac, Pool #B16835, 5.50%, 10/1/2019	8,851	9,605
Freddie Mac, Pool #G11912, 5.50%, 3/1/2021	215,514	233,726
Freddie Mac, Pool #J06512, 5.00%, 12/1/2022	96,645	103,371
Freddie Mac, Pool #G12966, 5.50%, 1/1/2023	49,901	53,936
Freddie Mac, Pool #G13136, 4.50%, 5/1/2023	89,796	95,295
Freddie Mac, Pool #G01736, 6.50%, 9/1/2034	6,715	7,449
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,914,170	2,077,122
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	621,188	677,854
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	416,181	454,147
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	602,309	657,254
GNMA, Pool #365225, 9.00%, 11/15/2024	1,947	2,290
GNMA, Pool #398655, 6.50%, 5/15/2026	881	982
GNMA, Pool #452826, 9.00%, 1/15/2028	2,045	2,426
GNMA, Pool #460820, 6.00%, 6/15/2028	9,790	10,877
GNMA, Pool #458983, 6.00%, 1/15/2029	25,500	28,331
GNMA, Pool #530481, 8.00%, 8/15/2030	16,507	19,407
GNMA, Pool #577796, 6.00%, 1/15/2032	22,065	24,514
GNMA, Pool #003808, 6.00%, 1/20/2036	315,729	347,086
GNMA, Pool #651235, 6.50%, 2/15/2036	224,975	248,666
GNMA, Pool #003830, 5.50%, 3/20/2036	745,004	812,047
GNMA, Pool #671304, 5.50%, 6/15/2037	117,213	127,678
GNMA, Pool #671531, 5.50%, 9/15/2037	68,596	74,721
GNMA, Pool #671161, 5.50%, 11/15/2037	287,022	312,648
GNMA, Pool #672715, 5.50%, 5/15/2038	243,354	264,929
GNMA, Pool #782639, 5.50%, 12/15/2038	716,553	780,081
GNMA, Pool #707098, 5.50%, 1/15/2039	884,981	963,442
GNMA, Pool #703481, 5.50%, 2/15/2039	1,722,088	1,874,766

Total Mortgage-Backed Securities (Identified Cost $57,526,142)		59,135,802

Other Agencies - 17.23%
Fannie Mae, 2.375%, 7/28/2015	6,600,000	6,784,166
Fannie Mae, 5.25%, 9/15/2016	9,500,000	11,129,146
Fannie Mae, 6.25%, 5/15/2029	2,429,000	3,046,122
Fannie Mae, 7.25%, 5/15/2030	2,910,000	4,061,516
Fannie Mae, 6.625%, 11/15/2030	2,339,000	3,081,340

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series	Principal Amount/ Shares	Value
U.S. GOVERNMENT AGENCIES (continued)
Other Agencies (continued)
Federal Farm Credit Bank, 5.125%, 8/25/2016	$3,640,000	$4,197,495
Federal Home Loan Bank, 4.625%, 10/10/2012	1,600,000	1,736,110
Federal Home Loan Bank, 4.50%, 11/15/2012	10,000	10,837
Federal Home Loan Bank, 3.375%, 2/27/2013	10,000	10,630
Federal Home Loan Bank, 5.25%, 6/18/2014	4,950,000	5,692,267
Federal Home Loan Bank, 5.00%, 11/17/2017	7,985,000	9,277,508
Freddie Mac, 3.00%, 7/28/2014	3,400,000	3,609,341
Freddie Mac, 2.875%, 2/9/2015	12,110,000	12,766,859
Freddie Mac, 5.50%, 7/18/2016	2,600,000	3,080,423
Freddie Mac, 5.125%, 10/18/2016	10,495,000	12,207,091
Freddie Mac, 5.50%, 8/23/2017	7,640,000	9,063,844
Freddie Mac, 5.125%, 11/17/2017	2,255,000	2,634,093
Freddie Mac, 3.75%, 3/27/2019	19,465,000	20,599,362
Freddie Mac, 6.75%, 3/15/2031	1,693,000	2,267,531
Freddie Mac, 6.25%, 7/15/2032	2,625,000	3,365,098

Total Other Agencies (Identified Cost $112,835,915)		118,620,779

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $170,362,057)		177,756,581

SHORT-TERM INVESTMENTS - 3.83%
Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.24%, (Identified Cost $26,396,557)	26,396,557	26,396,557

TOTAL INVESTMENTS - 99.42% (Identified Cost $655,215,616)		684,569,594
OTHER ASSETS, LESS LIABILITIES - 0.58%		4,001,230

NET ASSETS - 100%		$688,570,824

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JULY 31, 2010:

Settlement Date	Contracts to Deliver		In Exchange For	Contracts At Value	Unrealized Depreciation
8/30/2010	EUR	355,000	$455,252	$462,612	$(7,360)

ADR - American Depository Receipt

EUR - Euro currency

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.01%
[1]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[2]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series

[3]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid. These securities amount to $10,538,952, or 1.53%, of the Series’ net assets as of July 31, 2010.

[4]	The coupon rate is floating and is the stated rate as of July 31, 2010.
[5]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[6]	Security has been valued at fair value.
[7]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be illiquid. This security amounts to $127,861, or 0.02%, of the Series’ net assets as of July 31, 2010.

[8]	Rate shown is the current yield as of July 31, 2010.

Federal Tax Information:

On July 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$655,452,946
Unrealized appreciation	$36,290,579
Unrealized depreciation	(7,173,931)

Net unrealized appreciation	$29,116,648

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series

The following is a summary of the valuation levels used for major security types as of July 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	7/31/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$163,983,583	$163,828,340	$155,243	$—
Preferred securities	1,255,626	46,156	1,209,470	—
Debt Securities:
U.S. Treasury and other U.S. Government agencies	227,069,070	—	227,069,070	—
Foreign government bonds	363,649	—	363,649	—
Corporate debt	258,662,698	—	258,534,837	127,861
Convertible corporate debt	270,206	—	270,206	—
Asset backed securities	487,196	—	487,196	—
Commercial mortgage backed securities	1,188,431	—	1,188,431	—
Mutual funds	31,289,135	31,289,135	—	—

Total assets:	684,569,594	31,335,291	489,278,102	127,861

Liabilities**:
Forward foreign currency exchange contracts	(7,360)	—	(7,360)	—

Total liabilities:	(7,360)		(7,360)

Total	$684,562,234	$195,163,631	$489,270,742	$127,861

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Corporate Debt
Balance as of October 31, 2009 (market value)	$51,925
Accrued discounts/premiums	648
Realized gain/loss	208
Change in unrealized appreciation/depreciation***	10,004
Net purchases/sales	65,076

Balance as of July 31, 2010 (market value)	$127,861

*	Includes common stock, warrants and rights.
**	Forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation.
***	The change in unrealized appreciation/depreciation on securities still held at July 31, 2010 was $10,004.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Conservative Term Series

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS - 46.22%
Consumer Discretionary - 3.67%
Auto Components - 0.04%
Hankook Tire Co. Ltd. (South Korea)	13,160	$298,667

Automobiles - 0.05%
Bayerische Motoren Werke AG (BMW) (Germany)	5,960	320,846
Suzuki Motor Corp. (Japan)	3,900	81,706

		402,552

Distributors - 0.02%
Inchcape plc (United Kingdom)*	43,446	203,633

Hotels, Restaurants & Leisure - 0.45%
Choice Hotels International, Inc.	8,860	292,469
Club Mediterranee S.A. (France)*	2,590	46,695
Hyatt Hotels Corp. - Class A*	3,710	145,098
International Game Technology	201,970	3,078,023
Wendy’s - Arby’s Group, Inc. - Class A	57,080	248,869

		3,811,154

Household Durables - 0.12%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	55,360	154,007
LG Electronics, Inc. (South Korea)	2,400	203,875
NVR, Inc.*	310	194,215
Rodobens Negocios Imobiliarios S.A. (Brazil)	45,470	359,355
Tupperware Brands Corp.	3,000	118,170

		1,029,622

Internet & Catalog Retail - 0.01%
Amazon.com, Inc.*	1,060	124,963

Leisure Equipment & Products - 0.01%
Sankyo Co. Ltd. (Japan)	1,800	88,130

Media - 2.23%
Gestevision Telecinco S.A. (Spain)	39,070	447,739
Grupo Televisa S.A. - ADR (Mexico)	15,190	288,610
Mediaset S.p.A. (Italy)	12,340	79,319
Reed Elsevier plc (United Kingdom)	24,510	212,298
Reed Elsevier plc - ADR (United Kingdom)	4,434	153,904
Societe Television Francaise 1 (France)	33,820	537,906
Time Warner, Inc.	205,720	6,471,951
Virgin Media, Inc. (United Kingdom)	186,010	4,004,795
The Walt Disney Co.	190,240	6,409,186
Wolters Kluwer N.V. (Netherlands)	8,395	169,351

		18,775,059

Multiline Retail - 0.07%
Marks & Spencer Group plc (United Kingdom)	42,270	228,433

1

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Multiline Retail (continued)
Nordstrom, Inc.	3,110	$105,740
PPR (France)	1,625	217,374

		551,547

Specialty Retail - 0.65%
Dick’s Sporting Goods, Inc.*	15,070	396,492
The Finish Line, Inc. - Class A	9,450	135,230
The Home Depot, Inc.	161,710	4,610,352
KOMERI Co. Ltd. (Japan)	4,800	113,062
Lowe’s Companies, Inc.	2,060	42,724
Lumber Liquidators Holdings, Inc.*	7,410	183,916

		5,481,776

Textiles, Apparel & Luxury Goods - 0.02%
Adidas AG (Germany)	3,530	191,181

Total Consumer Discretionary		30,958,284

Consumer Staples - 5.47%
Beverages - 0.90%
The Coca-Cola Co.	120,380	6,634,142
Companhia de Bebidas das Americas (AmBev) - ADR (Brazil)	1,410	154,000
Diageo plc (United Kingdom)	11,520	200,108
Heineken N.V. (Netherlands)	8,110	367,046
Kirin Holdings Co. Ltd. (Japan)	15,200	203,030

		7,558,326

Food & Staples Retailing - 1.35%
BJ’s Wholesale Club, Inc.*	4,670	212,719
Carrefour S.A. (France)	21,750	1,001,236
Casino Guichard-Perrachon S.A. (France)	2,420	210,757
The Kroger Co.	226,240	4,791,763
Safeway, Inc.	206,990	4,251,575
SUPERVALU, Inc.	18,070	203,830
Tesco plc (United Kingdom)	118,645	727,277

		11,399,157

Food Products - 3.16%
Flowers Foods, Inc.	9,410	228,004
General Mills, Inc.	75,380	2,577,996
Kellogg Co.	49,470	2,475,973
Kraft Foods, Inc. - Class A	208,160	6,080,354
Nestle S.A. (Switzerland)	162,760	8,046,597
Suedzucker AG (Germany)	6,710	129,457

2

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Unilever plc - ADR (United Kingdom)	245,989	$7,042,665

		26,581,046

Household Products - 0.04%
Kao Corp. (Japan)	3,300	78,074
Reckitt Benckiser Group plc (United Kingdom)	5,530	271,168

		349,242

Personal Products - 0.02%
Alberto-Culver Co.	6,290	184,108

Total Consumer Staples		46,071,879

Energy - 4.03%
Energy Equipment & Services - 2.66%
Baker Hughes, Inc.	161,840	7,812,017
Calfrac Well Services Ltd. (Canada)	18,400	424,182
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	14,660	283,220
Dril-Quip, Inc.*	4,160	217,485
Schlumberger Ltd.	102,855	6,136,329
Trican Well Service Ltd. (Canada)	37,000	561,451
Weatherford International Ltd. (Switzerland)*	432,630	7,008,606

		22,443,290

Oil, Gas & Consumable Fuels - 1.37%
Cameco Corp. (Canada)	5,040	128,470
Forest Oil Corp.*	3,540	101,209
Hess Corp.	180,490	9,672,459
Mariner Energy, Inc.*	5,381	128,552
Repsol YPF S.A. (Spain)	4,650	109,710
Royal Dutch Shell plc - Class B (Netherlands)	6,202	163,446
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,420	342,957
Talisman Energy, Inc. (Canada)	21,070	359,689
Total S.A. (France)	3,960	199,762
Uranium One, Inc. (Canada)*	115,980	314,755

		11,521,009

Total Energy		33,964,299

Financials - 4.12%
Capital Markets - 0.89%
The Bank of New York Mellon Corp.[1]	234,750	5,885,182
Credit Suisse Group AG - ADR (Switzerland)	2,140	97,092
Daiwa Securities Group, Inc. (Japan)	7,000	30,303
GAM Holding Ltd. (Switzerland)*	27,690	320,308
The Goldman Sachs Group, Inc.	1,740	262,427

3

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Capital Markets (continued)
Legg Mason, Inc.	10,970	$316,923
Northern Trust Corp.	4,850	227,901
State Street Corp.	9,640	375,189

		7,515,325

Commercial Banks - 0.35%
Banco Santander S.A. - ADR (Spain)	11,100	141,747
Barclays plc - ADR (United Kingdom)	4,940	103,098
BNP Paribas (France)	2,040	140,126
The Chugoku Bank Ltd. (Japan)	9,800	114,226
Credit Agricole S.A. (France)	4,505	61,701
First Commonwealth Financial Corp.	90,920	481,876
First Financial Bancorp	14,290	227,211
The Hachijuni Bank Ltd. (Japan)	16,800	96,255
HSBC Holdings plc (United Kingdom)	18,560	188,137
HSBC Holdings plc - ADR (United Kingdom)	6,662	340,295
ICICI Bank Ltd. - ADR (India)	9,620	374,314
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,200	55,614
Societe Generale - ADR (France)[2]	8,880	101,676
The Sumitomo Trust & Banking Co. Ltd. (Japan)	16,800	93,533
U.S. Bancorp	8,360	199,804
Wilmington Trust Corp.	19,890	201,685

		2,921,298

Consumer Finance - 0.92%
American Express Co.	171,000	7,633,440
Discover Financial Services	6,770	103,378

		7,736,818

Diversified Financial Services - 0.23%
Bank of America Corp.	5,910	82,976
Deutsche Boerse AG (Germany)	8,290	580,344
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	5,145	198,460
ING Groep N.V. (Netherlands)*	4,775	45,922
JPMorgan Chase & Co.	12,770	514,376
Moody’s Corp.	23,060	543,063

		1,965,141

Insurance - 0.48%
Allianz SE (Germany)	8,660	1,005,520
The Allstate Corp.	9,920	280,141
Amil Participacoes S.A. (Brazil)	34,230	295,824
AXA S.A. (France)	4,080	75,207
Brown & Brown, Inc.	17,580	351,952

4

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Muenchener Rueckversicherungs AG (MunichRe) (Germany)	2,955	$409,342
Principal Financial Group, Inc.	3,770	96,550
The Progressive Corp.	23,010	451,916
Willis Group Holdings plc (United Kingdom)	18,215	557,379
Zurich Financial Services AG (Switzerland)	2,280	532,299

		4,056,130

Real Estate Investment Trusts (REITS) - 1.05%
Acadia Realty Trust	6,930	128,482
Alexandria Real Estate Equities, Inc.	3,940	277,967
Alstria Office REIT AG (Germany)	22,190	256,783
American Campus Communities, Inc.	12,300	356,085
Apartment Investment & Management Co. - Class A	14,110	302,942
AvalonBay Communities, Inc.	2,670	280,590
BioMed Realty Trust, Inc.	25,010	451,180
Boston Properties, Inc.	3,420	280,098
Camden Property Trust	5,290	240,801
Cogdell Spencer, Inc.	33,000	245,190
Corporate Office Properties Trust	22,020	825,750
DiamondRock Hospitality Co.*	8,050	74,704
Digital Realty Trust, Inc.	4,570	288,915
Douglas Emmett, Inc.	11,240	177,704
DuPont Fabros Technology, Inc.	16,830	424,789
Equity Lifestyle Properties, Inc.	4,180	221,247
Equity One, Inc.	4,860	82,815
Equity Residential	3,180	145,803
HCP, Inc.	11,830	419,610
Health Care REIT, Inc.	4,480	202,989
Healthcare Realty Trust, Inc.	10,240	240,333
Home Properties, Inc.	7,390	367,061
Host Hotels & Resorts, Inc.	19,394	278,110
LaSalle Hotel Properties	5,520	130,934
Lexington Realty Trust	12,000	77,160
Mack-Cali Realty Corp.	3,590	115,670
National Health Investors, Inc.	1,950	73,418
National Retail Properties, Inc.	9,890	228,657
Omega Healthcare Investors, Inc.	6,050	132,979
Pebblebrook Hotel Trust*	10,630	194,423
Public Storage	2,540	249,225
Realty Income Corp.	7,880	252,869
Simon Property Group, Inc.	3,238	288,894
Tanger Factory Outlet Centers	5,340	238,698

5

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
UDR, Inc.	13,650	$288,152

		8,841,027

Real Estate Management & Development - 0.01%
CB Richard Ellis Group, Inc. - Class A*	5,000	85,000

Thrifts & Mortgage Finance - 0.19%
Aareal Bank AG (Germany)*	8,370	174,518
First Niagara Financial Group, Inc.	42,410	568,718
Hudson City Bancorp, Inc.	9,000	111,780
NewAlliance Bancshares, Inc.	38,240	465,381
People’s United Financial, Inc.	20,770	287,457

		1,607,854

Total Financials		34,728,593

Health Care - 8.01%
Biotechnology - 0.81%
Amgen, Inc.*	12,980	707,799
Basilea Pharmaceutica AG (Switzerland)*	6,700	366,291
Celera Corp.*	172,610	1,154,761
CSL Ltd. (Australia)	7,080	212,271
Genzyme Corp.*	61,790	4,298,112
Grifols S.A. (Spain)	9,000	100,313

		6,839,547

Health Care Equipment & Supplies - 3.86%
Alere, Inc.*	45,130	1,269,507
Baxter International, Inc.	142,520	6,238,100
Becton, Dickinson and Co.	129,360	8,899,968
Boston Scientific Corp.*	1,087,100	6,087,760
Cochlear Ltd. (Australia)	15,380	983,461
Conceptus, Inc.*	36,200	489,062
Covidien plc (Ireland)	21,040	785,213
DENTSPLY International, Inc	27,330	820,447
DexCom, Inc.*	51,120	570,499
Gen-Probe, Inc.*	21,910	985,293
Hologic, Inc.*	27,610	390,405
Insulet Corp.*	35,060	518,537
Nobel Biocare Holding AG (Switzerland)	28,610	481,731
OraSure Technologies, Inc.*	119,510	566,477
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	150,000	675,893
Sirona Dental Systems, Inc.*	19,880	611,907
Straumann Holding AG (Switzerland)	4,350	953,350

6

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Zoll Medical Corp.*	43,600	$1,153,656

		32,481,266

Health Care Providers & Services - 1.05%
AMN Healthcare Services, Inc.*	72,890	438,798
Bio-Reference Laboratories, Inc.*	24,930	522,782
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	108,540	98,367
Cross Country Healthcare, Inc.*	41,210	365,945
Diagnosticos da America S.A. (Brazil)*	123,740	1,197,438
Odontoprev S.A. (Brazil)	35,320	332,355
Quest Diagnostics, Inc.	79,820	3,750,742
Sonic Healthcare Ltd. (Australia)	132,750	1,237,018
VCA Antech, Inc.*	43,950	915,918

		8,859,363

Health Care Technology - 0.95%
Allscripts - Misys Healthcare Solutions, Inc.*	24,640	411,242
Cerner Corp.*	98,459	7,625,649

		8,036,891

Life Sciences Tools & Services - 0.96%
Caliper Life Sciences, Inc.*	214,397	840,436
Charles River Laboratories International, Inc.*	17,500	543,900
ICON plc - ADR (Ireland)*	24,760	584,336
PerkinElmer, Inc.	1,265	24,617
Sequenom, Inc.*	95,240	547,630
Thermo Fisher Scientific, Inc.*	124,270	5,574,752

		8,115,671

Pharmaceuticals - 0.38%
AstraZeneca plc (United Kingdom)	1,890	96,029
AstraZeneca plc - ADR (United Kingdom)	3,380	170,487
Bayer AG (Germany)	15,575	895,385
GlaxoSmithKline plc (United Kingdom)	12,270	213,905
Green Cross Corp. (South Korea)	5,270	612,493
Sanofi - Aventis S.A. (France)	1,960	113,840
Santen Pharmaceutical Co. Ltd. (Japan)	3,900	130,549
Shire plc (Ireland)	14,185	323,858
Takeda Pharmaceutical Co. Ltd. (Japan)	2,400	110,145
UCB S.A. (Belgium)	15,790	508,967

		3,175,658

Total Health Care		67,508,396

7

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Industrials - 4.91%
Aerospace & Defense - 0.80%
The Boeing Co.	94,130	$6,414,018
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	12,100	319,077

		6,733,095

Air Freight & Logistics - 1.65%
FedEx Corp.	78,250	6,459,538
TNT N.V. (Netherlands)	16,810	501,647
United Parcel Service, Inc. - Class B	107,145	6,964,425

		13,925,610

Airlines - 1.00%
AirTran Holdings, Inc.*	76,700	369,694
Copa Holdings S.A. - Class A (Panama)	3,580	184,907
Deutsche Lufthansa AG (Germany)*	14,475	235,318
Ryanair Holdings plc - ADR (Ireland)*	13,340	399,533
Southwest Airlines Co.	597,085	7,194,874

		8,384,326

Commercial Services & Supplies - 0.09%
Tomra Systems ASA (Norway)	157,530	772,683

Construction & Engineering - 0.02%
MYR Group, Inc.*	7,040	118,342

Electrical Equipment - 0.19%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	31,790	641,522
Alstom S.A. (France)	8,380	438,564
Gamesa Corporacion Tecnologica S.A. (Spain)*	10,820	94,443
Nexans S.A. (France)	2,330	158,102
Schneider Electric S.A. (France)	1,880	216,819
Yingli Green Energy Holding Co. Ltd. - ADR (China)*	7,260	79,279

		1,628,729

Industrial Conglomerates - 0.12%
Siemens AG (Germany)	10,645	1,037,491

Machinery - 0.11%
ArvinMeritor, Inc.*	8,510	139,649
Astec Industries, Inc.*	4,000	125,400
FANUC Ltd. (Japan)	1,400	165,449
Lindsay Corp.	5,260	182,943
SmartHeat, Inc. (China)*	6,120	39,535
Titan International, Inc.	7,440	81,691
Wabtec Corp.	4,960	221,266

		955,933

8

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Professional Services - 0.81%
Manpower, Inc.	138,570	$6,648,589
Randstad Holding N.V. (Netherlands)*	3,110	139,700

		6,788,289

Road & Rail - 0.12%
All America Latina Logistica S.A. (Brazil)	70,150	660,498
Heartland Express, Inc.	15,600	249,912
RailAmerica, Inc.*	11,410	126,765

		1,037,175

Total Industrials		41,381,673

Information Technology - 12.63%
Communications Equipment - 2.95%
Alcatel-Lucent - ADR (France)*	189,700	565,306
Cisco Systems, Inc.*	508,334	11,727,265
Infinera Corp.*	111,690	1,010,795
Juniper Networks, Inc.*	138,882	3,858,142
QUALCOMM, Inc.	183,900	7,002,912
Riverbed Technology, Inc.*	18,370	681,343

		24,845,763

Computers & Peripherals - 0.88%
Apple, Inc.*	480	123,480
Compellent Technologies, Inc.*	33,810	453,392
EMC Corp.*	346,410	6,855,454

		7,432,326

Electronic Equipment, Instruments & Components - 0.14%
Amphenol Corp. - Class A	3,140	140,672
Cogent, Inc.*	67,930	610,691
Keyence Corp. (Japan)	521	120,006
LoJack Corp.*	86,205	304,303

		1,175,672

Internet Software & Services - 2.40%
comScore, Inc.*	24,250	480,393
Google, Inc. - Class A*	38,546	18,689,028
MercadoLibre, Inc. (Argentina)*	2,270	137,335
NetEase.com, Inc. - ADR (China)*	8,240	315,592
Tencent Holdings Ltd. (China)	8,100	156,108
Vocus, Inc.*	24,970	406,761

		20,185,217

9

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
IT Services - 2.40%
Accenture plc - Class A (Ireland)	14,390	$570,420
Amdocs Ltd. (Guernsey)*	39,600	1,082,268
Automatic Data Processing, Inc.	159,028	6,563,086
Cap Gemini S.A. (France)	12,050	573,473
Cielo S.A. (Brazil)	65,080	589,450
MasterCard, Inc. - Class A	15,560	3,268,222
Paychex, Inc.	13,320	346,187
Redecard S.A. (Brazil)	37,150	569,247
Visa, Inc. - Class A	3,390	248,656
The Western Union Co.	396,840	6,440,713

		20,251,722

Semiconductors & Semiconductor Equipment - 0.23%
Advantest Corp. (Japan)	33,100	715,292
Sumco Corp. (Japan)*	27,500	522,021
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	20,106	203,071
Tokyo Electron Ltd. (Japan)	9,860	529,549

		1,969,933

Software - 3.63%
ArcSight, Inc.*	22,200	555,222
Autodesk, Inc.*	260,300	7,689,262
Electronic Arts, Inc.*	275,770	4,393,016
Fortinet, Inc.*	31,020	558,670
Microsoft Corp.	366,650	9,463,237
Misys plc (United Kingdom)*	59,170	234,065
SAP AG (Germany)	5,630	257,080
SAP AG - ADR (Germany)	145,600	6,678,672
Shanda Interactive Entertainment Ltd. - ADR (China)*	11,070	441,804
Sonic Solutions, Inc.*	14,414	113,438
Square Enix Holdings Co. Ltd. (Japan)	8,800	169,797

		30,554,263

Total Information Technology		106,414,896

Materials - 2.91%
Chemicals - 2.17%
Arkema S.A. (France)	20	872
BASF SE (Germany)	4,120	240,584
Calgon Carbon Corp.*	17,755	235,076
Johnson Matthey plc (United Kingdom)	6,570	174,330
Monsanto Co.	248,360	14,365,142
The Scotts Miracle-Gro Co. - Class A	2,470	119,178

10

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares	Value
COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
The Sherwin-Williams Co.	45,770	$3,164,996

		18,300,178

Construction Materials - 0.38%
Eagle Materials, Inc.	6,710	164,127
Martin Marietta Materials, Inc.	35,900	3,065,860

		3,229,987

Containers & Packaging - 0.35%
Owens-Illinois, Inc.*	106,790	2,952,743

Paper & Forest Products - 0.01%
Norbord, Inc. (Canada)*	3,490	40,364

Total Materials		24,523,272

Telecommunication Services - 0.34%
Diversified Telecommunication Services - 0.06%
France Telecom S.A. (France)	11,410	238,944
Swisscom AG - ADR (Switzerland)[2]	7,815	292,828

		531,772

Wireless Telecommunication Services - 0.28%
American Tower Corp. - Class A*	9,700	448,528
Crown Castle International Corp.*	19,240	760,173
SBA Communications Corp. - Class A*	19,900	719,982
SK Telecom Co. Ltd. - ADR (South Korea)	25,050	410,319

		2,339,002

Total Telecommunication Services		2,870,774

Utilities - 0.13%
Electric Utilities - 0.05%
E.ON AG (Germany)	11,980	357,431
Prime Infrastructure Group (Australia)	22,000	67,672

		425,103

Independent Power Producers & Energy Traders - 0.02%
Mirant Corp.*	7,590	83,262
RRI Energy, Inc.*	23,170	91,522

		174,784

Multi-Utilities - 0.04%
GDF Suez (France)	3,795	126,060
National Grid plc (United Kingdom)	20,900	167,091

		293,151

11

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Water Utilities - 0.02%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	13,330	$191,825

Total Utilities		1,084,863

TOTAL COMMON STOCKS (Identified Cost $384,578,726)		389,506,929

PREFERRED STOCKS - 0.33%
Consumer Staples - 0.02%
Household Products - 0.02%
Henkel AG & Co. KGaA (Germany)	3,390	168,248

Financials - 0.31%
Commercial Banks - 0.12%
PNC Financial Services Group, Inc., Series K	350,000	363,025
Wells Fargo & Co., Series K	610,000	628,300

		991,325

Diversified Financial Services - 0.19%
Bank of America Corp., Series K	650,000	654,141
JPMorgan Chase & Co., Series 1	910,000	950,604

		1,604,745

Total Financials		2,596,070

TOTAL PREFERRED STOCKS (Identified Cost $2,579,350)		2,764,318

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011* (Identified Cost $5,086)	10,455	324

CORPORATE BONDS - 27.58%
Convertible Corporate Bonds - 0.18%
Consumer Discretionary - 0.02%
Hotels, Restaurants & Leisure - 0.02%
Carnival Corp., 2.00%, 4/15/2021	$175,000	187,031

Health Care - 0.06%
Biotechnology - 0.05%
Amgen, Inc., 0.375%, 2/1/2013	400,000	401,000

12

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Equipment & Supplies - 0.01%
Medtronic, Inc., 1.625%, 4/15/2013	$90,000	$90,563

Total Health Care		491,563

Industrials - 0.01%
Airlines - 0.01%
AirTran Holdings, Inc., 5.25%, 11/1/2016	85,000	89,250

Information Technology - 0.09%
Computers & Peripherals - 0.03%
EMC Corp., 1.75%, 12/1/2013	215,000	289,712

Semiconductors & Semiconductor Equipment - 0.06%
Advanced Micro Devices, Inc., 6.00%, 5/1/2015	465,000	461,513

Total Information Technology		751,225

Total Convertible Corporate Bonds (Identified Cost $1,472,391)		1,519,069

Non-Convertible Corporate Bonds - 27.40%
Consumer Discretionary - 3.14%
Hotels, Restaurants & Leisure - 0.72%
Cedar Fair LP - Canada’s Wonderland Co. - Magnum Management Corp.[3], 9.125%, 8/1/2018	245,000	249,288
International Game Technology, 7.50%, 6/15/2019	1,715,000	2,004,101
McDonald’s Corp., 5.80%, 10/15/2017	325,000	383,073
McDonald’s Corp., 6.30%, 10/15/2037	445,000	542,637
Scientific Games Corp.[3], 7.875%, 6/15/2016	250,000	253,125
Scientific Games International, Inc., 9.25%, 6/15/2019	650,000	689,000
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	590,000	626,875
Wyndham Worldwide Corp., 9.875%, 5/1/2014	230,000	264,798
Wyndham Worldwide Corp., 6.00%, 12/1/2016	805,000	816,078
Yonkers Racing Corp.[3], 11.375%, 7/15/2016	215,000	232,737

		6,061,712

Household Durables - 0.40%
Fortune Brands, Inc., 6.375%, 6/15/2014	465,000	521,794
Fortune Brands, Inc., 5.375%, 1/15/2016	1,295,000	1,402,414
Newell Rubbermaid, Inc., 10.60%, 4/15/2019	1,060,000	1,469,432

		3,393,640

Media - 1.49%
Cablevision Systems Corp.[3], 8.625%, 9/15/2017	1,040,000	1,116,700
Columbus International, Inc. (Barbados)[3], 11.50%, 11/20/2014	210,000	233,362
Comcast Corp., 6.50%, 11/15/2035	1,310,000	1,457,421
Comcast Corp., 6.95%, 8/15/2037	950,000	1,117,564

13

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
DIRECTV Holdings LLC, 5.20%, 3/15/2020	$1,360,000	$1,443,712
Discovery Communications LLC, 5.05%, 6/1/2020	1,380,000	1,468,984
Interactive Data Corp.[3], 10.25%, 8/1/2018	360,000	372,600
MDC Partners, Inc. (Canada)[3], 11.00%, 11/1/2016	95,000	103,550
Sirius XM Radio, Inc.[3], 9.75%, 9/1/2015	555,000	604,950
Time Warner, Inc., 7.625%, 4/15/2031	1,185,000	1,431,019
Unitymedia Hessen GmbH & Co. KG (Germany)[3], 8.125%, 12/1/2017	260,000	265,850
Unitymedia Hessen GmbH & Co. KG (Germany)[3], 8.125%, 12/1/2017	140,000	187,458
UPC Holding B.V. (Netherlands)[3], 9.875%, 4/15/2018	720,000	752,400
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	115,000	124,775
Virgin Media Finance plc, Series 1 (United Kingdom), 9.50%, 8/15/2016	350,000	393,750
The Walt Disney Co., Series B, 7.00%, 3/1/2032	615,000	787,556
WMG Acquisition Corp., 9.50%, 6/15/2016	480,000	522,000
XM Satellite Radio, Inc.[3], 11.25%, 6/15/2013	165,000	179,438

		12,563,089

Multiline Retail - 0.11%
Target Corp., 6.00%, 1/15/2018	790,000	934,633

Specialty Retail - 0.33%
The Home Depot, Inc., 5.40%, 3/1/2016	1,245,000	1,396,685
Lowe’s Companies, Inc., 6.10%, 9/15/2017	620,000	736,000
Toys R Us Property Co. LLC[3], 8.50%, 12/1/2017	595,000	626,237

		2,758,922

Textiles, Apparel & Luxury Goods - 0.09%
VF Corp., 5.95%, 11/1/2017	640,000	733,571

Total Consumer Discretionary		26,445,567

Consumer Staples - 0.82%
Beverages - 0.37%
CEDC Finance Corp. International, Inc.[3], 9.125%, 12/1/2016	605,000	617,100
The Coca-Cola Co., 5.35%, 11/15/2017	330,000	381,395
Constellation Brands, Inc., 8.375%, 12/15/2014	610,000	658,800
PepsiCo, Inc., 5.00%, 6/1/2018	315,000	351,322
PepsiCo, Inc., 7.90%, 11/1/2018	870,000	1,137,653

		3,146,270

Food & Staples Retailing - 0.07%
Ingles Markets, Inc., 8.875%, 5/15/2017	215,000	225,213
The Kroger Co., 6.75%, 4/15/2012	315,000	342,232

		567,445

14

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products - 0.25%
General Mills, Inc., 5.65%, 2/15/2019	$860,000	$984,419
Kraft Foods, Inc., 6.125%, 2/1/2018	950,000	1,097,143

		2,081,562

Personal Products - 0.13%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	1,035,000	1,076,400

Total Consumer Staples		6,871,677

Energy - 1.69%
Energy Equipment & Services - 0.67%
Baker Hughes, Inc., 7.50%, 11/15/2018	740,000	923,345
Cie Generale de Geophysique - Veritas (France), 7.75%, 5/15/2017	665,000	648,375
Complete Production Services, Inc., 8.00%, 12/15/2016	430,000	435,375
Hornbeck Offshore Services, Inc., Series B, 6.125%, 12/1/2014	490,000	439,775
Key Energy Services, Inc., 8.375%, 12/1/2014	410,000	422,300
Thermon Industries, Inc.[3], 9.50%, 5/1/2017	465,000	476,625
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	1,800,000	2,279,451

		5,625,246

Oil, Gas & Consumable Fuels - 1.02%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014	175,000	171,938
Anadarko Petroleum Corp., 5.95%, 9/15/2016	1,695,000	1,635,189
Anadarko Petroleum Corp., 8.70%, 3/15/2019	425,000	457,434
Apache Corp., 6.90%, 9/15/2018	625,000	766,016
Aquilex Holdings LLC - Aquilex Finance Corp.[3], 11.125%, 12/15/2016	190,000	195,700
Arch Coal, Inc.[3], 8.75%, 8/1/2016	125,000	134,062
Arch Western Finance LLC, 6.75%, 7/1/2013	640,000	643,200
Chaparral Energy, Inc., 8.875%, 2/1/2017	560,000	540,400
Chesapeake Energy Corp., 9.50%, 2/15/2015	160,000	179,600
Coffeyville Resources LLC - Coffeyville Finance, Inc.[3], 9.00%, 4/1/2015	230,000	235,750
Coffeyville Resources LLC - Coffeyville Finance, Inc.[3], 10.875%, 4/1/2017	215,000	217,150
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	425,000	444,125
Martin Midstream Partners LP - Martin Midstream Finance Corp.[3], 8.875%, 4/1/2018	460,000	464,600
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC[3], 8.875%, 3/15/2018	320,000	336,000
Plains Exploration & Production Co., 8.625%, 10/15/2019	850,000	903,125
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	465,000	485,925
Tesoro Corp., 9.75%, 6/1/2019	655,000	710,675

15

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp., 7.00%, 2/1/2014	$85,000	$88,506

		8,609,395

Total Energy		14,234,641

Financials - 12.39%
Capital Markets - 2.68%
Goldman Sachs Capital I, 6.345%, 2/15/2034	795,000	741,373
Goldman Sachs Capital II4, 5.793%, 12/29/2049	1,215,000	974,430
The Goldman Sachs Group, Inc.[5], 3.25%, 6/15/2012	8,228,000	8,624,721
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	890,000	960,107
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	4,285,000	4,410,692
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	1,250,000	1,394,595
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	515,000	495,738
Morgan Stanley, 5.55%, 4/27/2017	687,000	707,669
Morgan Stanley, 5.50%, 1/26/2020	4,255,000	4,275,433

		22,584,758

Commercial Banks - 2.48%
Household Finance Co., 6.375%, 11/27/2012	1,250,000	1,353,965
HSBC Finance Corp., 7.00%, 5/15/2012	575,000	621,322
KeyBank National Association[5], 3.20%, 6/15/2012	3,506,000	3,671,133
KeyBank National Association, 5.45%, 3/3/2016	1,340,000	1,416,893
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	1,900,000	2,123,425
National City Corp., 6.875%, 5/15/2019	820,000	943,101
PNC Bank National Association, 5.25%, 1/15/2017	545,000	585,005
PNC Funding Corp.[5], 2.30%, 6/22/2012	3,600,000	3,711,859
U.S. Bank National Association, 6.375%, 8/1/2011	315,000	332,168
U.S. Bank National Association, 6.30%, 2/4/2014	285,000	325,378
USB Capital XIII Trust, 6.625%, 12/15/2039	535,000	560,295
Wachovia Corp., 5.25%, 8/1/2014	1,300,000	1,391,488
Wells Fargo & Co.[5], 3.00%, 12/9/2011	3,458,000	3,576,903
Wilmington Trust Corp., 8.50%, 4/2/2018	280,000	282,113

		20,895,048

Consumer Finance - 1.03%
American Express Co., 8.125%, 5/20/2019	5,465,000	6,944,846
American Express Co.[4], 6.80%, 9/1/2066	950,000	926,250
Credit Acceptance Corp.[3], 9.125%, 2/1/2017	785,000	817,381

		8,688,477

Diversified Financial Services - 4.57%
Bank of America Corp.[5], 3.125%, 6/15/2012	6,028,000	6,303,558

16

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Bank of America Corp., 5.75%, 8/15/2016	$980,000	$1,032,762
Bank of America Corp., 7.625%, 6/1/2019	4,455,000	5,206,634
Citigroup Funding, Inc.[5], 1.875%, 10/22/2012	11,088,000	11,346,084
Citigroup, Inc.[5], 2.875%, 12/9/2011	3,506,000	3,614,904
Citigroup, Inc., 8.50%, 5/22/2019	4,520,000	5,492,781
JPMorgan Chase & Co., 6.30%, 4/23/2019	1,130,000	1,283,122
JPMorgan Chase & Co., 4.95%, 3/25/2020	4,040,000	4,252,924

		38,532,769

Insurance - 0.22%
American International Group, Inc., 4.25%, 5/15/2013	485,000	485,000
Fidelity National Financial, Inc., 6.60%, 5/15/2017	525,000	528,030
Hartford Financial Services Group, Inc.[4], 8.125%, 6/15/2038	820,000	811,800

		1,824,830

Real Estate Investment Trusts (REITS) - 1.41%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	1,265,000	1,431,235
Boston Properties LP, 5.875%, 10/15/2019	1,285,000	1,401,719
Camden Property Trust, 5.70%, 5/15/2017	705,000	748,945
DuPont Fabros Technology LP, 8.50%, 12/15/2017	790,000	840,362
Felcor Lodging LP, 10.00%, 10/1/2014	650,000	692,250
HCP, Inc., 6.70%, 1/30/2018	1,300,000	1,400,240
Health Care REIT, Inc., 6.20%, 6/1/2016	1,265,000	1,391,155
Host Hotels & Resorts LP, 6.875%, 11/1/2014	325,000	330,687
Host Hotels & Resorts LP, 6.375%, 3/15/2015	150,000	151,125
Mack-Cali Realty LP, 7.75%, 8/15/2019	770,000	907,623
National Retail Properties, Inc., 6.875%, 10/15/2017	650,000	716,824
Omega Healthcare Investors, Inc.[3], 7.50%, 2/15/2020	425,000	440,938
Simon Property Group LP, 10.35%, 4/1/2019	1,060,000	1,436,563

		11,889,666

Total Financials		104,415,548

Health Care - 1.10%
Health Care Equipment & Supplies - 0.33%
Alere, Inc., 7.875%, 2/1/2016	560,000	560,000
Alere, Inc., 9.00%, 5/15/2016	745,000	756,175
Becton Dickinson and Co., 6.00%, 5/15/2039	880,000	1,022,391
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	165,000	169,950
Fresenius US Finance II, Inc.[3], 9.00%, 7/15/2015	235,000	263,200

		2,771,716

17

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services - 0.23%
BioScrip, Inc.[3], 10.25%, 10/1/2015	$425,000	$431,375
HCA, Inc., 7.875%, 2/15/2020	765,000	830,025
Health Management Associates, Inc., 6.125%, 4/15/2016	690,000	674,475

		1,935,875

Life Sciences Tools & Services - 0.06%
PharmaNet Development Group, Inc.[3], 10.875%, 4/15/2017	455,000	452,725

Pharmaceuticals - 0.48%
Abbott Laboratories, 5.125%, 4/1/2019	980,000	1,105,045
Johnson & Johnson, 5.95%, 8/15/2037	440,000	525,963
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	1,275,000	1,440,769
Valeant Pharmaceuticals International[3], 7.625%, 3/15/2020	470,000	559,300
Wyeth, 6.50%, 2/1/2034	365,000	443,632

		4,074,709

Total Health Care		9,235,025

Industrials - 4.59%
Aerospace & Defense - 0.29%
The Boeing Co., 6.00%, 3/15/2019	1,000,000	1,187,764
GeoEye, Inc.[3], 9.625%, 10/1/2015	170,000	178,500
Honeywell International, Inc., 5.30%, 3/1/2018	680,000	781,359
Kratos Defense & Security Solutions, Inc.[3], 10.00%, 6/1/2017	280,000	290,150

		2,437,773

Air Freight & Logistics - 0.18%
FedEx Corp., 8.00%, 1/15/2019	570,000	726,878
United Parcel Service, Inc., 6.20%, 1/15/2038	660,000	793,242

		1,520,120

Airlines - 0.46%
AirTran Airways, Inc.[6,7], 10.41%, 4/1/2017	307,979	304,899
Delta Air Lines, Inc., 7.111%, 9/18/2011	340,000	357,000
Delta Air Lines, Inc.[3], 9.50%, 9/15/2014	550,000	595,375
Delta Air Lines, Inc., 6.821%, 8/10/2022	337,079	341,292
Southwest Airlines Co., 5.25%, 10/1/2014	1,030,000	1,099,143
Southwest Airlines Co., 5.75%, 12/15/2016	1,120,000	1,200,303

		3,898,012

Building Products - 0.11%
Building Materials Corp. of America[3], 7.50%, 3/15/2020	215,000	214,463
Owens Corning, 9.00%, 6/15/2019	460,000	546,419

18

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Building Products (continued)
USG Corp.[3], 9.75%, 8/1/2014	$125,000	$130,625

		891,507

Commercial Services & Supplies - 0.42%
ACCO Brands Corp., 10.625%, 3/15/2015	180,000	199,800
Clean Harbors, Inc., 7.625%, 8/15/2016	475,000	490,437
Corrections Corp. of America, 6.25%, 3/15/2013	165,000	167,475
Corrections Corp. of America, 7.75%, 6/1/2017	230,000	245,525
Garda World Security Corp. (Canada)[3], 9.75%, 3/15/2017	430,000	453,650
Waste Management, Inc., 7.375%, 3/11/2019	1,665,000	2,024,477

		3,581,364

Industrial Conglomerates - 2.40%
General Electric Capital Corp.[5], 3.00%, 12/9/2011	3,518,000	3,625,464
General Electric Capital Corp.[5], 2.125%, 12/21/2012	8,208,000	8,454,158
General Electric Capital Corp., 5.625%, 5/1/2018	335,000	365,338
General Electric Capital Corp., 5.50%, 1/8/2020	3,950,000	4,260,794
General Electric Capital Corp.[4], 6.375%, 11/15/2067	690,000	655,500
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	970,000	1,067,373
General Electric Co., 5.25%, 12/6/2017	550,000	606,273
Textron, Inc., 7.25%, 10/1/2019	1,000,000	1,155,120

		20,190,020

Machinery - 0.28%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	595,000	730,556
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	295,000	366,657
John Deere Capital Corp., 5.50%, 4/13/2017	120,000	136,627
John Deere Capital Corp., 5.75%, 9/10/2018	1,000,000	1,159,235

		2,393,075

Marine - 0.13%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[3], 8.875%, 11/1/2017	885,000	913,763
United Maritime Group LLC - United Maritime Group Finance Corp.[3], 11.75%, 6/15/2015	190,000	188,575

		1,102,338

Road & Rail - 0.32%
CSX Corp., 6.00%, 10/1/2036	1,190,000	1,284,054
RailAmerica, Inc., 9.25%, 7/1/2017	309,000	334,493
Union Pacific Corp., 5.65%, 5/1/2017	365,000	410,018

19

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail (continued)
Union Pacific Corp., 7.875%, 1/15/2019	$495,000	$637,283

		2,665,848

Total Industrials		38,680,057

Information Technology - 1.02%
Communications Equipment - 0.35%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	530,000	357,750
Cisco Systems, Inc., 5.90%, 2/15/2039	1,070,000	1,180,718
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	665,000	691,600
Nokia Corp. (Finland), 5.375%, 5/15/2019	705,000	752,450

		2,982,518

Computers & Peripherals - 0.17%
International Business Machines Corp., 5.60%, 11/30/2039	1,302,000	1,445,093

Electronic Equipment, Instruments & Components - 0.12%
Corning, Inc., 6.20%, 3/15/2016	375,000	428,353
Corning, Inc., 6.625%, 5/15/2019	460,000	533,476

		961,829

IT Services - 0.17%
The Western Union Co.[3], 5.253%, 4/1/2020	1,350,000	1,419,112

Semiconductors & Semiconductor Equipment - 0.12%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	360,000	378,000
Advanced Micro Devices, Inc.[3], 7.75%, 8/1/2020	170,000	171,700
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co.[3], 10.50%, 4/15/2018	465,000	483,600

		1,033,300

Software - 0.09%
Microsoft Corp., 5.20%, 6/1/2039	735,000	789,003

Total Information Technology		8,630,855

Materials - 1.53%
Chemicals - 0.15%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	910,000	1,073,054
Solutia, Inc., 7.875%, 3/15/2020	210,000	221,287

		1,294,341

Containers & Packaging - 0.09%
BWAY Holding Co.[3], 10.00%, 6/15/2018	250,000	265,000
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[3], 8.50%, 5/15/2018	480,000	493,200

		758,200

20

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining - 0.75%
Alcoa, Inc., 5.72%, 2/23/2019	$2,166,000	$2,181,931
Alcoa, Inc., 5.87%, 2/23/2022	210,000	205,858
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	850,000	1,033,792
Steel Dynamics, Inc., 7.75%, 4/15/2016	810,000	842,400
Teck Resources Ltd. (Canada), 10.75%, 5/15/2019	1,675,000	2,091,740

		6,355,721

Paper & Forest Products - 0.54%
Georgia-Pacific LLC[3], 8.25%, 5/1/2016	295,000	320,075
Georgia-Pacific LLC[3], 7.125%, 1/15/2017	430,000	447,737
International Paper Co., 9.375%, 5/15/2019	1,777,000	2,310,539
International Paper Co., 7.50%, 8/15/2021	1,195,000	1,433,532

		4,511,883

Total Materials		12,920,145

Telecommunication Services - 0.71%
Diversified Telecommunication Services - 0.27%
Clearwire Communications LLC - Clearwire Finance, Inc.[3], 12.00%, 12/1/2015	110,000	115,225
Clearwire Communications LLC - Clearwire Finance, Inc.[3], 12.00%, 12/1/2015	325,000	339,625
Inmarsat Finance plc[3], 7.375%, 12/1/2017	565,000	579,125
Intelsat Subsidiary Holding Co. Ltd. (Bermuda)[3], 8.875%, 1/15/2015	630,000	650,475
Wind Acquisition Finance S.A. (Luxembourg)[3], 11.75%, 7/15/2017	580,000	616,250

		2,300,700

Wireless Telecommunication Services - 0.44%
CC Holdings GS V LLC - Crown Castle GS III Corp.[3], 7.75%, 5/1/2017	450,000	491,625
Crown Castle Towers LLC[3], 6.113%, 1/15/2020	1,040,000	1,142,966
Crown Castle Towers LLC[3], 4.883%, 8/15/2020	333,000	335,254
NII Capital Corp., 8.875%, 12/15/2019	585,000	620,100
SBA Telecommunications, Inc., 8.00%, 8/15/2016	440,000	473,000
SBA Tower Trust[3], 5.101%, 4/15/2017	575,000	615,107

		3,678,052

Total Telecommunication Services		5,978,752

Utilities - 0.41%
Electric Utilities - 0.31%
Allegheny Energy Supply Co. LLC[3], 5.75%, 10/15/2019	705,000	719,718
Exelon Generation Co. LLC, 5.35%, 1/15/2014	710,000	777,484
Exelon Generation Co. LLC, 5.20%, 10/1/2019	175,000	189,885

21

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount/ Shares	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Electric Utilities (continued)
Southwestern Electric Power Co., 6.45%, 1/15/2019	$850,000	$952,257

		2,639,344

Independent Power Producers & Energy Traders - 0.09%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	250,000	235,000
Mirant Mid Atlantic Pass Through Trust, Series B, 9.125%, 6/30/2017	130,601	135,172
Mirant Mid Atlantic Pass Through Trust, Series C, 10.06%, 12/30/2028	194,859	211,178
North American Energy Alliance LLC - North American Energy Alliance Finance Corp.[3], 10.875%, 6/1/2016	170,000	182,750

		764,100

Multi-Utilities - 0.01%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	50,000	57,672

Total Utilities		3,461,116

Total Non-Convertible Corporate Bonds (Identified Cost $218,982,295)		230,873,383

TOTAL CORPORATE BONDS (Identified Cost $220,454,686)		232,392,452

MUTUAL FUNDS - 1.34%
iShares Dow Jones US Real Estate Index Fund	890	46,004
iShares iBoxx High Yield Corporate Bond Fund	52,180	4,624,192
iShares iBoxx Investment Grade Corporate Bond Fund	60,410	6,663,223

TOTAL MUTUAL FUNDS (Identified Cost $10,480,587)		11,333,419

U.S. TREASURY SECURITIES - 9.85%
U.S. Treasury Notes - 9.85%
U.S. Treasury Note, 1.50%, 12/31/2013	$4,300,000	4,375,585
U.S. Treasury Note, 1.875%, 2/28/2014	1,800,000	1,852,875
U.S. Treasury Note, 2.625%, 6/30/2014	4,240,000	4,475,850
U.S. Treasury Note, 2.625%, 7/31/2014	8,805,000	9,289,962
U.S. Treasury Note, 2.375%, 2/28/2015	32,270,000	33,618,886
U.S. Treasury Note, 2.50%, 3/31/2015	18,500,000	19,365,800
U.S. Treasury Note, 4.00%, 8/15/2018	6,720,000	7,463,924
U.S. Treasury Note, 2.75%, 2/15/2019	2,500,000	2,517,188

TOTAL U.S. TREASURY SECURITIES (Identified Cost $79,507,079)		82,960,070

22

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.13%
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3], 5.29%, 3/25/2016	$335,000	$366,646
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[3], 3.74%, 2/25/2017	690,000	692,615

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,024,730)		1,059,261

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.30%
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[4], 5.928%, 5/10/2045	125,000	135,087
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	100,000	105,217
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.907%, 9/11/2038	150,000	163,446
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	175,000	187,819
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[4], 5.919%, 3/15/2049	160,000	173,650
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[4], 5.961%, 6/10/2046	100,000	108,974
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[4], 5.36%, 12/15/2044	225,000	244,224
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[4], 6.063%, 4/15/2045	115,000	125,154
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[4], 6.08%, 6/15/2038	175,000	187,682
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[4], 5.414%, 7/12/2046	125,000	130,637
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[4], 5.376%, 11/14/2042	125,000	135,323
OBP Depositor LLC Trust, Series 2010-OBP, Class A3, 4.646%, 7/15/2045	115,000	119,657
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4], 5.38%, 10/15/2044	225,000	245,482
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[4], 5.923%, 5/15/2043	215,000	232,726
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[4], 6.011%, 6/15/2045	200,000	216,713

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $2,439,492)		2,511,791

FOREIGN GOVERNMENT BONDS - 0.11%
Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019 (Identified Cost $1,270,132)	980,000	937,830

23

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series	Principal Amount/ Shares	Value
U.S. GOVERNMENT AGENCIES - 12.98%
Mortgage-Backed Securities - 2.50%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	$5,529,610	$6,007,253
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	361,947	391,891
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	417,063	454,717
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	556,392	606,626
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	5,836,188	6,340,314
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	3,345,571	3,634,560
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,785,112	1,937,077
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	579,020	631,840
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	388,460	423,896
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	561,822	613,073
GNMA, Pool #286310, 9.00%, 2/15/2020	1,522	1,732
GNMA, Pool #263096, 9.50%, 3/15/2020	1,769	2,069
GNMA, Pool #288873, 9.50%, 8/15/2020	25	30

Total Mortgage-Backed Securities (Identified Cost $21,017,090)		21,045,078

Other Agencies - 10.48%
Fannie Mae, 3.00%, 9/16/2014	250,000	265,077
Fannie Mae, 2.625%, 11/20/2014	3,500,000	3,672,550
Fannie Mae, 6.25%, 5/15/2029	3,416,000	4,283,883
Fannie Mae, 7.25%, 5/15/2030	3,036,000	4,237,375
Fannie Mae, 6.625%, 11/15/2030	3,239,000	4,266,978
Federal Home Loan Bank, 1.50%, 1/16/2013	20,175,000	20,489,004
Freddie Mac, 1.375%, 1/9/2013	8,410,000	8,519,633
Freddie Mac, 2.875%, 2/9/2015	20,000,000	21,084,820
Freddie Mac, 3.75%, 3/27/2019	12,290,000	13,006,224
Freddie Mac, 6.75%, 3/15/2031	3,145,000	4,212,278
Freddie Mac, 6.25%, 7/15/2032	3,315,000	4,249,638

Total Other Agencies (Identified Cost $84,386,641)		88,287,460

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $105,403,731)		109,332,538

SHORT-TERM INVESTMENTS - 0.83%
Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.24%, (Identified Cost $7,031,049)	7,031,049	7,031,049

TOTAL INVESTMENTS - 99.67% (Identified Cost $814,774,648)		839,829,981
OTHER ASSETS, LESS LIABILITIES - 0.33%		2,801,376

NET ASSETS - 100%		$842,631,357

24

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JULY 31, 2010:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Depreciation
8/30/2010	EUR915,000	$1,173,396	$1,192,366	$(18,970)

ADR - American Depository Receipt

EUR- Euro Currency

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.01%
[1]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[2]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[3]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid. These securities amount to $24,352,164, or 2.89%, of the Series’ net assets as of July 31, 2010.

[4]	The coupon rate is floating and is the stated rate as of July 31, 2010.
[5]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[6]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be illiquid. This security amounts to $304,899, or 0.04%, of the Series’ net assets as of July 31, 2010.

[7]	Security has been valued at fair value.
[8]	Rate shown is the current yield as of July 31, 2010.

Federal Tax Information:

On July 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$816,582,323
Unrealized appreciation	$43,483,441
Unrealized depreciation	(20,235,783)

Net unrealized appreciation	$23,247,658

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series

The following is a summary of the valuation levels used for major security types as of July 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	7/31/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$389,507,253	$389,112,749	$394,504	$—
Preferred securities	2,764,318	168,248	2,596,070	—
Debt Securities:
U.S. Treasury and other U.S. Government agencies	192,292,608	—	192,292,608	—
Foreign government bonds	937,830	—	937,830	—
Corporate debt	230,873,383	—	230,568,484	304,899
Convertible corporate debt	1,519,069	—	1,519,069	—
Asset backed securities	1,059,261	—	1,059,261	—
Commercial mortgage backed securities	2,511,791	—	2,511,791	—
Mutual funds	18,364,468	18,364,468	—	—

Total assets:	839,829,981	407,645,465	431,879,617	304,899

Liabilities**:
Forward foreign currency exchange contracts	(18,970)	—	(18,970)	—

Total liabilities:	(18,970)		(18,970)

Total	$839,811,011	$407,645,465	$431,860,647	$304,899

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Corporate Debt
Balance as of October 31, 2009 (market value)	$100,965
Accrued discounts/premiums	1,377
Realized gain/loss	497
Change in unrealized appreciation/depreciation***	21,696
Net purchases/sales	180,364

Balance as of July 31, 2010 (market value)	$304,899

*	Includes common stock, warrants and rights.
**	Forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation.
***	The change in unrealized appreciation/depreciation on securities still held at July 31, 2010 was $21,696.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

26

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Moderate Term Series

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

27

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS - 59.80%
Consumer Discretionary - 4.73%
Auto Components - 0.04%
Hankook Tire Co. Ltd. (South Korea)	15,560	$353,136

Automobiles - 0.05%
Bayerische Motoren Werke AG (BMW) (Germany)	6,410	345,071
Suzuki Motor Corp. (Japan)	5,300	111,036

		456,107

Distributors - 0.03%
Inchcape plc (United Kingdom)*	58,200	272,785

Hotels, Restaurants & Leisure - 0.55%
Choice Hotels International, Inc.	9,670	319,207
Club Mediterranee S.A. (France)*	5,750	103,667
Hyatt Hotels Corp. - Class A*	2,610	102,077
International Game Technology	254,955	3,885,514
Wendy’s - Arby’s Group, Inc. - Class A	70,260	306,334

		4,716,799

Household Durables - 0.14%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	63,860	177,653
LG Electronics, Inc. (South Korea)	2,710	230,209
NVR, Inc.*	340	213,010
Rodobens Negocios Imobiliarios S.A. (Brazil)	55,370	437,596
Tupperware Brands Corp.	4,000	157,560

		1,216,028

Internet & Catalog Retail - 0.02%
Amazon.com, Inc.*	1,420	167,404

Leisure Equipment & Products - 0.01%
Sankyo Co. Ltd. (Japan)	1,400	68,546

Media - 2.95%
Gestevision Telecinco S.A. (Spain)	52,000	595,916
Grupo Televisa S.A. - ADR (Mexico)	17,800	338,200
Mediaset S.p.A. (Italy)	16,470	105,866
Reed Elsevier plc (United Kingdom)	30,540	264,528
Reed Elsevier plc - ADR (United Kingdom)	7,379	256,125
Societe Television Francaise 1 (France)	41,890	666,259
Time Warner, Inc.	285,570	8,984,032
Virgin Media, Inc. (United Kingdom)	243,040	5,232,651
The Walt Disney Co.	254,290	8,567,030
Wolters Kluwer N.V. (Netherlands)	9,795	197,593

		25,208,200

Multiline Retail - 0.08%
Marks & Spencer Group plc (United Kingdom)	52,450	283,446

1

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Multiline Retail (continued)
Nordstrom, Inc.	3,210	$109,140
PPR (France)	1,790	239,446

		632,032

Specialty Retail - 0.84%
Dick’s Sporting Goods, Inc.*	16,440	432,536
The Finish Line, Inc. - Class A	12,670	181,308
The Home Depot, Inc.	217,030	6,187,525
KOMERI Co. Ltd. (Japan)	3,900	91,863
Lowe’s Companies, Inc.	930	19,288
Lumber Liquidators Holdings, Inc.*	8,770	217,672

		7,130,192

Textiles, Apparel & Luxury Goods - 0.02%
Adidas AG (Germany)	3,760	203,638

Total Consumer Discretionary		40,424,867

Consumer Staples - 7.21%
Beverages - 1.16%
The Coca-Cola Co.	160,720	8,857,279
Companhia de Bebidas das Americas (AmBev) - ADR (Brazil)	1,670	182,398
Diageo plc (United Kingdom)	13,175	228,855
Heineken N.V. (Netherlands)	9,160	414,568
Kirin Holdings Co. Ltd. (Japan)	17,000	227,073

		9,910,173

Food & Staples Retailing - 1.77%
BJ’s Wholesale Club, Inc.*	6,010	273,756
Carrefour S.A. (France)	27,230	1,253,502
Casino Guichard-Perrachon S.A. (France)	2,670	232,529
The Kroger Co.	298,660	6,325,619
Safeway, Inc.	286,550	5,885,737
SUPERVALU, Inc.	20,170	227,518
Tesco plc (United Kingdom)	148,400	909,671

		15,108,332

Food Products - 4.21%
Flowers Foods, Inc.	10,470	253,688
General Mills, Inc.	101,900	3,484,980
Kellogg Co.	64,340	3,220,217
Kraft Foods, Inc. - Class A	297,430	8,687,930
Nestle S.A. (Switzerland)	214,760	10,617,395
Suedzucker AG (Germany)	7,300	140,840

2

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Unilever plc - ADR (United Kingdom)	334,725	$9,583,177

		35,988,227

Household Products - 0.04%
Kao Corp. (Japan)	3,000	70,976
Reckitt Benckiser Group plc (United Kingdom)	6,105	299,363

		370,339

Personal Products - 0.03%
Alberto-Culver Co.	7,290	213,378

Total Consumer Staples		61,590,449

Energy - 5.24%
Energy Equipment & Services - 3.46%
Baker Hughes, Inc.	217,770	10,511,758
Calfrac Well Services Ltd. (Canada)	22,540	519,623
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	17,565	339,342
Dril-Quip, Inc.*	4,260	222,713
Schlumberger Ltd.	134,530	8,026,060
Trican Well Service Ltd. (Canada)	45,660	692,861
Weatherford International Ltd. (Switzerland)*	568,390	9,207,918

		29,520,275

Oil, Gas & Consumable Fuels - 1.78%
Cameco Corp. (Canada)	5,710	145,548
Forest Oil Corp.*	4,110	117,505
Hess Corp.	243,800	13,065,242
Mariner Energy, Inc.*	6,409	153,111
Repsol YPF S.A. (Spain)	6,190	146,044
Royal Dutch Shell plc - Class B (Netherlands)	7,169	188,930
Royal Dutch Shell plc - Class B - ADR (Netherlands)	8,110	433,236
Talisman Energy, Inc. (Canada)	24,520	418,585
Total S.A. (France)	4,390	221,453
Uranium One, Inc. (Canada)*	115,650	313,860

		15,203,514

Total Energy		44,723,789

Financials - 5.14%
Capital Markets - 1.18%
The Bank of New York Mellon Corp.[1]	320,060	8,023,904
Credit Suisse Group AG - ADR (Switzerland)	3,190	144,730
Daiwa Securities Group, Inc. (Japan)	6,000	25,974
GAM Holding Ltd. (Switzerland)*	36,530	422,565
The Goldman Sachs Group, Inc.	2,310	348,394

3

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Capital Markets (continued)
Legg Mason, Inc.	13,630	$393,771
Northern Trust Corp.	4,930	231,661
State Street Corp.	13,290	517,247

		10,108,246

Commercial Banks - 0.42%
Banco Santander S.A. - ADR (Spain)	14,850	189,634
Barclays plc - ADR (United Kingdom)	6,940	144,838
BNP Paribas (France)	2,320	159,359
The Chugoku Bank Ltd. (Japan)	10,000	116,558
Credit Agricole S.A. (France)	3,800	52,045
First Commonwealth Financial Corp	110,670	586,551
First Financial Bancorp	19,050	302,895
The Hachijuni Bank Ltd. (Japan)	18,000	103,131
HSBC Holdings plc (United Kingdom)	23,090	234,056
HSBC Holdings plc - ADR (United Kingdom)	7,702	393,418
ICICI Bank Ltd. - ADR (India)	12,820	498,826
Mitsubishi UFJ Financial Group, Inc. (Japan)	12,000	59,587
Societe Generale - ADR (France)[2]	12,410	142,094
The Sumitomo Trust & Banking Co. Ltd. (Japan)	18,000	100,214
U.S. Bancorp	10,390	248,321
Wilmington Trust Corp.	22,890	232,105

		3,563,632

Consumer Finance - 1.24%
American Express Co.	233,650	10,430,136
Discover Financial Services	9,720	148,425

		10,578,561

Diversified Financial Services - 0.29%
Bank of America Corp.	11,390	159,915
Deutsche Boerse AG (Germany)	10,240	716,855
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	6,420	247,641
ING Groep N.V. (Netherlands)*	4,650	44,720
JPMorgan Chase & Co.	15,485	623,736
Moody’s Corp.	28,320	666,936

		2,459,803

Insurance - 0.61%
Allianz SE (Germany)	10,780	1,251,675
The Allstate Corp.	16,100	454,664
Amil Participacoes S.A. (Brazil)	40,950	353,900
AXA S.A. (France)	4,550	83,871
Brown & Brown, Inc.	21,570	431,831

4

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Muenchener Rueckversicherungs AG (MunichRe) (Germany)	3,495	$484,145
Principal Financial Group, Inc.	5,770	147,770
The Progressive Corp.	33,500	657,940
Willis Group Holdings plc (United Kingdom)	21,475	657,135
Zurich Financial Services AG (Switzerland)	2,910	679,382

		5,202,313

Real Estate Investment Trusts (REITS) - 1.16%
Acadia Realty Trust	8,710	161,483
Alexandria Real Estate Equities, Inc.	3,650	257,507
Alstria Office REIT AG (Germany)	24,590	284,555
American Campus Communities, Inc.	11,320	327,714
Apartment Investment & Management Co. - Class A	14,030	301,224
AvalonBay Communities, Inc.	2,810	295,303
BioMed Realty Trust, Inc.	22,040	397,602
Boston Properties, Inc.	5,250	429,975
Camden Property Trust	5,380	244,898
Cogdell Spencer, Inc.	32,400	240,732
Corporate Office Properties Trust	24,680	925,500
DiamondRock Hospitality Co.*	7,400	68,672
Digital Realty Trust, Inc.	4,280	270,582
Douglas Emmett, Inc.	25,620	405,052
DuPont Fabros Technology, Inc.	19,140	483,094
Equity Lifestyle Properties, Inc.	4,240	224,423
Equity One, Inc.	5,040	85,882
Equity Residential	2,770	127,004
HCP, Inc.	10,450	370,662
Health Care REIT, Inc.	4,350	197,098
Healthcare Realty Trust, Inc.	9,360	219,679
Home Properties, Inc.	7,950	394,876
Host Hotels & Resorts, Inc.	19,494	279,544
LaSalle Hotel Properties	11,380	269,934
Lexington Realty Trust	11,180	71,887
Mack-Cali Realty Corp.	3,020	97,304
Mid-America Apartment Communities, Inc.	5,683	320,976
National Health Investors, Inc.	1,960	73,794
National Retail Properties, Inc.	10,000	231,200
Omega Healthcare Investors, Inc.	12,490	274,530
Pebblebrook Hotel Trust*	10,210	186,741
Public Storage	2,580	253,150
Realty Income Corp.	13,800	442,842
Simon Property Group, Inc.	2,866	255,705

5

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Tanger Factory Outlet Centers	4,170	$186,399
UDR, Inc.	12,910	272,530

		9,930,053

Real Estate Management & Development - 0.01%
CB Richard Ellis Group, Inc. - Class A*	5,210	88,570

Thrifts & Mortgage Finance - 0.23%
Aareal Bank AG (Germany)*	8,265	172,329
First Niagara Financial Group, Inc.	52,140	699,197
Hudson City Bancorp, Inc.	12,000	149,040
NewAlliance Bancshares, Inc.	45,110	548,989
People’s United Financial, Inc.	25,820	357,349

		1,926,904

Total Financials		43,858,082

Health Care - 10.19%
Biotechnology - 1.03%
Amgen, Inc.*	15,200	828,856
Basilea Pharmaceutica AG (Switzerland)*	8,050	440,096
Celera Corp.*	202,960	1,357,802
CSL Ltd. (Australia)	7,650	229,360
Genzyme Corp.*	84,109	5,850,622
Grifols S.A. (Spain)	8,650	96,412

		8,803,148

Health Care Equipment & Supplies - 4.95%
Alere, Inc.*	53,200	1,496,516
Baxter International, Inc.	185,030	8,098,763
Becton, Dickinson and Co.	177,860	12,236,768
Boston Scientific Corp.*	1,465,360	8,206,016
Cochlear Ltd. (Australia)	18,140	1,159,946
Conceptus, Inc.*	40,710	549,992
Covidien plc (Ireland)	34,780	1,297,990
DENTSPLY International, Inc.	31,970	959,739
DexCom, Inc.*	66,455	741,638
Gen-Probe, Inc.*	25,620	1,152,131
Hologic, Inc.*	33,550	474,397
Insulet Corp.*	41,150	608,608
Nobel Biocare Holding AG (Switzerland)	34,960	588,652
OraSure Technologies, Inc.*	132,690	628,951
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	182,000	820,084
Sirona Dental Systems, Inc.*	24,120	742,414
Straumann Holding AG (Switzerland)	5,325	1,167,032

6

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Zoll Medical Corp.*	51,330	$1,358,192

		42,287,829

Health Care Providers & Services - 1.26%
AMN Healthcare Services, Inc.*	84,850	510,797
Bio-Reference Laboratories, Inc.*	29,270	613,792
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	125,000	113,284
Diagnosticos da America S.A. (Brazil)*	154,300	1,493,169
Odontoprev S.A. (Brazil)	48,080	452,424
Quest Diagnostics, Inc.	105,430	4,954,156
Sonic Healthcare Ltd. (Australia)	162,550	1,514,706
VCA Antech, Inc.*	53,420	1,113,273

		10,765,601

Health Care Technology - 1.23%
Allscripts - Misys Healthcare Solutions, Inc.*	26,850	448,126
Cerner Corp.*	130,353	10,095,840

		10,543,966

Life Sciences Tools & Services - 1.26%
Caliper Life Sciences, Inc.*	258,184	1,012,081
Charles River Laboratories International, Inc.*	23,500	730,380
ICON plc - ADR (Ireland)*	28,690	677,084
Lonza Group AG (Switzerland)	8,790	682,645
PerkinElmer, Inc.	880	17,125
Sequenom, Inc.*	117,420	675,165
Thermo Fisher Scientific, Inc.*	154,510	6,931,319

		10,725,799

Pharmaceuticals - 0.46%
AstraZeneca plc (United Kingdom)	2,540	129,054
AstraZeneca plc - ADR (United Kingdom)	3,795	191,420
Bayer AG (Germany)	21,185	1,217,895
GlaxoSmithKline plc (United Kingdom)	13,455	234,563
Green Cross Corp. (South Korea)	5,980	695,011
Sanofi - Aventis S.A. (France)	2,170	126,037
Santen Pharmaceutical Co. Ltd. (Japan)	4,800	160,676
Shire plc (Ireland)	18,025	411,530
Takeda Pharmaceutical Co. Ltd. (Japan)	3,000	137,682
UCB S.A. (Belgium)	18,190	586,327

		3,890,195

Total Health Care		87,016,538

7

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Industrials - 6.56%
Aerospace & Defense - 1.07%
The Boeing Co.	127,050	$8,657,187
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	16,140	425,612

		9,082,799

Air Freight & Logistics - 2.14%
FedEx Corp.	106,510	8,792,401
TNT N.V. (Netherlands)	21,460	640,413
United Parcel Service, Inc. - Class B	135,655	8,817,575

		18,250,389

Airlines - 1.32%
AirTran Holdings, Inc.*	92,310	444,934
Copa Holdings S.A. - Class A (Panama)	3,420	176,643
Deutsche Lufthansa AG (Germany)*	16,205	263,442
Ryanair Holdings plc - ADR (Ireland)*	15,930	477,103
Southwest Airlines Co.	823,150	9,918,958

		11,281,080

Commercial Services & Supplies - 0.11%
Tomra Systems ASA (Norway)	196,100	961,868

Construction & Engineering - 0.02%
MYR Group, Inc.*	9,380	157,678

Electrical Equipment - 0.24%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	40,520	817,693
Alstom S.A. (France)	11,070	579,344
Gamesa Corporacion Tecnologica S.A. (Spain)*	10,800	94,268
Nexans S.A. (France)	2,900	196,780
Schneider Electric S.A. (France)	2,140	246,804
Yingli Green Energy Holding Co. Ltd. - ADR (China)*	8,300	90,636

		2,025,525

Industrial Conglomerates - 0.15%
Siemens AG (Germany)	13,350	1,301,128

Machinery - 0.21%
ArvinMeritor, Inc.*	10,550	173,125
Astec Industries, Inc.*	5,360	168,036
FANUC Ltd. (Japan)	7,000	827,247
Lindsay Corp.	6,690	232,678
SmartHeat, Inc. (China)*	8,230	53,166
Titan International, Inc.	9,920	108,922
Wabtec Corp.	5,710	254,723

		1,817,897

8

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Professional Services - 1.07%
Manpower, Inc.	186,750	$8,960,265
Randstad Holding N.V. (Netherlands)*	3,260	146,438

		9,106,703

Road & Rail - 0.20%
All America Latina Logistica S.A. (Brazil)	88,020	828,753
Canadian National Railway Co. (Canada)	2,600	163,722
Heartland Express, Inc.	20,800	333,216
Knight Transportation, Inc.	13,010	272,169
RailAmerica, Inc.*	12,120	134,653

		1,732,513

Transportation Infrastructure - 0.03%
Malaysia Airports Holdings Berhad (Malaysia)	169,470	274,370

Total Industrials		55,991,950

Information Technology - 16.36%
Communications Equipment - 3.67%
Alcatel-Lucent - ADR (France)*	233,900	697,022
Cisco Systems, Inc.*	608,380	14,035,326
Infinera Corp.*	133,900	1,211,795
Juniper Networks, Inc.*	184,210	5,117,354
QUALCOMM, Inc.	249,050	9,483,824
Riverbed Technology, Inc.*	21,740	806,337

		31,351,658

Computers & Peripherals - 1.04%
Apple, Inc.*	650	167,212
Compellent Technologies, Inc.*	40,470	542,703
EMC Corp.*	411,830	8,150,116

		8,860,031

Electronic Equipment, Instruments & Components - 0.17%
Amphenol Corp. - Class A	4,180	187,264
Cogent, Inc.*	85,610	769,634
Keyence Corp. (Japan)	563	129,680
LoJack Corp.*	104,135	367,596

		1,454,174

Internet Software & Services - 3.28%
comScore, Inc.*	38,000	752,780
Google, Inc. - Class A*	53,610	25,992,808
MercadoLibre, Inc. (Argentina)*	3,030	183,315
NetEase.com, Inc. - ADR (China)*	9,870	378,021
Tencent Holdings Ltd. (China)	10,800	208,144

9

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Internet Software & Services (continued)
Vocus, Inc.*	30,950	$504,176

		28,019,244

IT Services - 3.16%
Accenture plc - Class A (Ireland)	16,830	667,141
Amdocs Ltd. (Guernsey)*	49,120	1,342,450
Automatic Data Processing, Inc.	213,294	8,802,643
Cap Gemini S.A. (France)	13,920	662,468
Cielo S.A. (Brazil)	76,090	689,171
MasterCard, Inc. - Class A	21,490	4,513,760
Paychex, Inc.	13,885	360,871
Redecard S.A. (Brazil)	44,820	686,774
Visa, Inc. - Class A	4,540	333,009
The Western Union Co.	547,850	8,891,606

		26,949,893

Semiconductors & Semiconductor Equipment - 0.28%
Advantest Corp. (Japan)	41,100	888,173
Sumco Corp. (Japan)*	34,800	660,594
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	21,672	218,887
Tokyo Electron Ltd. (Japan)	12,000	644,482

		2,412,136

Software - 4.76%
Adobe Systems, Inc.*	5,750	165,140
ArcSight, Inc.*	27,480	687,275
Autodesk, Inc.*	331,275	9,785,863
Electronic Arts, Inc.*	468,890	7,469,418
Fortinet, Inc.*	38,260	689,063
Microsoft Corp.	451,190	11,645,214
Misys plc (United Kingdom)*	71,530	282,959
SAP AG (Germany)	6,340	289,500
SAP AG - ADR (Germany)	189,760	8,704,291
Shanda Interactive Entertainment Ltd. - ADR (China)*	13,480	537,987
Sonic Solutions, Inc.*	29,330	230,827
Square Enix Holdings Co. Ltd. (Japan)	9,000	173,656

		40,661,193

Total Information Technology		139,708,329

Materials - 3.85%
Chemicals - 2.88%
Arkema S.A. (France)	67	2,920
BASF SE (Germany)	5,500	321,168

10

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares	Value
COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
Calgon Carbon Corp.*	22,965	$304,057
Johnson Matthey plc (United Kingdom)	6,390	169,554
Monsanto Co.	336,590	19,468,366
The Scotts Miracle-Gro Co. - Class A	2,670	128,827
The Sherwin-Williams Co.	60,420	4,178,043

		24,572,935

Construction Materials - 0.50%
Eagle Materials, Inc.	9,130	223,320
Martin Marietta Materials, Inc.	47,200	4,030,880

		4,254,200

Containers & Packaging - 0.46%
Owens-Illinois, Inc.*	143,870	3,978,006

Paper & Forest Products - 0.01%
Norbord, Inc. (Canada)*	4,854	56,139

Total Materials		32,861,280

Telecommunication Services - 0.38%
Diversified Telecommunication Services - 0.07%
France Telecom S.A. (France)	12,170	254,860
Swisscom AG - ADR (Switzerland)[2]	9,800	367,206

		622,066

Wireless Telecommunication Services - 0.31%
American Tower Corp. - Class A*	10,780	498,467
Crown Castle International Corp.*	20,720	818,647
SBA Communications Corp. - Class A*	24,230	876,642
SK Telecom Co. Ltd. - ADR (South Korea)	28,080	459,950

		2,653,706

Total Telecommunication Services		3,275,772

Utilities - 0.14%
Electric Utilities - 0.06%
E.ON AG (Germany)	15,180	452,906
Prime Infrastructure Group (Australia)	22,000	67,671

		520,577

Independent Power Producers & Energy Traders - 0.02%
Mirant Corp.*	6,150	67,466
RRI Energy, Inc.*	18,780	74,181

		141,647

Multi-Utilities - 0.04%
GDF Suez (France)	4,147	137,752

11

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Multi-Utilities (continued)
National Grid plc (United Kingdom)	22,535	$180,163

		317,915

Water Utilities - 0.02%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	15,040	216,433

Total Utilities		1,196,572

TOTAL COMMON STOCKS (Identified Cost $493,358,426)		510,647,628

PREFERRED STOCKS - 0.38%
Consumer Staples - 0.02%
Household Products - 0.02%
Henkel AG & Co. KGaA (Germany)	3,800	188,596

Financials - 0.36%
Commercial Banks - 0.15%
PNC Financial Services Group, Inc., Series K	480,000	497,864
Wells Fargo & Co., Series K	795,000	818,850

		1,316,714

Diversified Financial Services - 0.21%
Bank of America Corp., Series K	845,000	850,382
JPMorgan Chase & Co., Series 1	890,000	929,712

		1,780,094

Total Financials		3,096,808

TOTAL PREFERRED STOCKS (Identified Cost $3,024,085)		3,285,404

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011* (Identified Cost $5,289)	8,377	260

CORPORATE BONDS - 21.24%
Convertible Corporate Bonds - 0.25%
Consumer Discretionary - 0.04%
Hotels, Restaurants & Leisure - 0.04%
Carnival Corp., 2.00%, 4/15/2021	$315,000	336,656

12

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Convertible Corporate Bonds (continued)
Health Care - 0.09%
Biotechnology - 0.07%
Amgen, Inc., 0.375%, 2/1/2013	$635,000	$636,588

Health Care Equipment & Supplies - 0.02%
Medtronic, Inc., 1.625%, 4/15/2013	140,000	140,875

Total Health Care		777,463

Industrials - 0.01%
Airlines - 0.01%
AirTran Holdings, Inc., 5.25%, 11/1/2016	125,000	131,250

Information Technology - 0.11%
Computers & Peripherals - 0.05%
EMC Corp., 1.75%, 12/1/2013	335,000	451,412

Semiconductors & Semiconductor Equipment - 0.06%
Advanced Micro Devices, Inc., 6.00%, 5/1/2015	465,000	461,513

Total Information Technology		912,925

Total Convertible Corporate Bonds (Identified Cost $2,102,642)		2,158,294

Non-Convertible Corporate Bonds - 20.99%
Consumer Discretionary - 3.09%
Hotels, Restaurants & Leisure - 0.69%
Cedar Fair LP - Canada’s Wonderland Co. - Magnum Management Corp.[3] , 9.125%, 8/1/2018	250,000	254,375
International Game Technology, 7.50%, 6/15/2019	1,150,000	1,343,858
McDonald’s Corp., 5.80%, 10/15/2017	620,000	730,785
McDonald’s Corp., 6.30%, 10/15/2037	690,000	841,391
Scientific Games Corp.[3], 7.875%, 6/15/2016	370,000	374,625
Scientific Games International, Inc., 9.25%, 6/15/2019	410,000	434,600
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	560,000	595,000
Wyndham Worldwide Corp., 9.875%, 5/1/2014	230,000	264,798
Wyndham Worldwide Corp., 6.00%, 12/1/2016	795,000	805,941
Yonkers Racing Corp.[3], 11.375%, 7/15/2016	230,000	248,975

		5,894,348

Household Durables - 0.33%
Fortune Brands, Inc., 5.375%, 1/15/2016	1,265,000	1,369,926
Newell Rubbermaid, Inc., 10.60%, 4/15/2019	1,040,000	1,441,707

		2,811,633

Media - 1.48%
Cablevision Systems Corp.[3], 8.625%, 9/15/2017	1,005,000	1,079,119
Columbus International, Inc. (Barbados)[3], 11.50%, 11/20/2014	295,000	327,819
Comcast Corp., 6.50%, 11/15/2035	1,280,000	1,424,045

13

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Comcast Corp., 6.95%, 8/15/2037	$1,310,000	$1,541,062
DIRECTV Holdings LLC, 5.20%, 3/15/2020	1,330,000	1,411,865
Discovery Communications LLC, 5.05%, 6/1/2020	1,350,000	1,437,049
Interactive Data Corp.[3], 10.25%, 8/1/2018	360,000	372,600
MDC Partners, Inc. (Canada)[3], 11.00%, 11/1/2016	135,000	147,150
Sirius XM Radio, Inc.[3], 9.75%, 9/1/2015	470,000	512,300
Time Warner, Inc., 7.625%, 4/15/2031	1,160,000	1,400,829
Unitymedia Hessen GmbH & Co. KG (Germany)[3], 8.125%, 12/1/2017	175,000	178,937
Unitymedia Hessen GmbH & Co. KG (Germany)[3], 8.125%, 12/1/2017	195,000	261,103
UPC Holding B.V. (Netherlands)[3], 9.875%, 4/15/2018	710,000	741,950
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	105,000	113,925
Virgin Media Finance plc, Series 1 (United Kingdom), 9.50%, 8/15/2016	370,000	416,250
The Walt Disney Co., Series B, 7.00%, 3/1/2032	380,000	486,620
WMG Acquisition Corp., 9.50%, 6/15/2016	480,000	522,000
XM Satellite Radio, Inc.[3], 11.25%, 6/15/2013	245,000	266,437

		12,641,060

Multiline Retail - 0.12%
Target Corp., 6.00%, 1/15/2018	845,000	999,702

Specialty Retail - 0.35%
The Home Depot, Inc., 5.40%, 3/1/2016	1,220,000	1,368,639
Lowe’s Companies, Inc., 6.10%, 9/15/2017	850,000	1,009,032
Toys R Us Property Co. LLC[3], 8.50%, 12/1/2017	595,000	626,238

		3,003,909

Textiles, Apparel & Luxury Goods - 0.12%
VF Corp., 5.95%, 11/1/2017	880,000	1,008,660

Total Consumer Discretionary		26,359,312

Consumer Staples - 0.89%
Beverages - 0.43%
CEDC Finance Corp. International, Inc.[3], 9.125%, 12/1/2016	600,000	612,000
The Coca-Cola Co., 5.35%, 11/15/2017	630,000	728,117
Constellation Brands, Inc., 8.375%, 12/15/2014	590,000	637,200
PepsiCo, Inc., 5.00%, 6/1/2018	620,000	691,490
PepsiCo, Inc., 7.90%, 11/1/2018	760,000	993,812

		3,662,619

Food & Staples Retailing - 0.10%
Ingles Markets, Inc., 8.875%, 5/15/2017	215,000	225,213
The Kroger Co., 6.75%, 4/15/2012	605,000	657,303

		882,516

14

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products - 0.24%
General Mills, Inc., 5.65%, 2/15/2019	$880,000	$1,007,312
Kraft Foods, Inc., 6.125%, 2/1/2018	895,000	1,033,625

		2,040,937

Personal Products - 0.12%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	940,000	977,600

Total Consumer Staples		7,563,672

Energy - 1.58%
Energy Equipment & Services - 0.54%
Baker Hughes, Inc., 7.50%, 11/15/2018	725,000	904,628
Cie Generale de Geophysique - Veritas (France), 7.75%, 5/15/2017	655,000	638,625
Complete Production Services, Inc., 8.00%, 12/15/2016	430,000	435,375
Hornbeck Offshore Services, Inc., 8.00%, 9/1/2017	90,000	84,263
Hornbeck Offshore Services, Inc., Series B, 6.125%, 12/1/2014	400,000	359,000
Key Energy Services, Inc., 8.375%, 12/1/2014	410,000	422,300
Thermon Industries, Inc.[3] , 9.50%, 5/1/2017	465,000	476,625
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	1,045,000	1,323,348

		4,644,164

Oil, Gas & Consumable Fuels - 1.04%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014	250,000	245,625
Anadarko Petroleum Corp., 5.95%, 9/15/2016	1,690,000	1,630,365
Anadarko Petroleum Corp., 8.70%, 3/15/2019	580,000	624,263
Apache Corp., 6.90%, 9/15/2018	600,000	735,375
Aquilex Holdings LLC - Aquilex Finance Corp.[3], 11.125%, 12/15/2016	245,000	252,350
Arch Coal, Inc.[3], 8.75%, 8/1/2016	185,000	198,413
Arch Western Finance LLC, 6.75%, 7/1/2013	560,000	562,800
Chaparral Energy, Inc., 8.875%, 2/1/2017	550,000	530,750
Chesapeake Energy Corp., 9.50%, 2/15/2015	190,000	213,275
Coffeyville Resources LLC - Coffeyville Finance, Inc.[3], 9.00%, 4/1/2015	225,000	230,625
Coffeyville Resources LLC - Coffeyville Finance, Inc.[3], 10.875%, 4/1/2017	215,000	217,150
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	425,000	444,125
Martin Midstream Partners LP - Martin Midstream Finance Corp.[3], 8.875%, 4/1/2018	460,000	464,600
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC[3], 8.875%, 3/15/2018	320,000	336,000
Plains Exploration & Production Co., 8.625%, 10/15/2019	790,000	839,375
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	465,000	485,925
Tesoro Corp., 9.75%, 6/1/2019	650,000	705,250

15

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp., 7.00%, 2/1/2014	$125,000	$130,156

		8,846,422

Total Energy		13,490,586

Financials - 7.59%
Capital Markets - 2.34%
Goldman Sachs Capital I, 6.345%, 2/15/2034	1,020,000	951,196
Goldman Sachs Capital II4, 5.793%, 12/29/2049	1,185,000	950,370
The Goldman Sachs Group, Inc.[5], 3.25%, 6/15/2012	9,123,000	9,562,875
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	885,000	954,713
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	3,020,000	3,108,586
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	510,000	490,925
Morgan Stanley, 5.55%, 4/27/2017	945,000	973,431
Morgan Stanley, 5.50%, 1/26/2020	3,000,000	3,014,406

		20,006,502

Commercial Banks - 1.18%
Household Finance Co., 6.375%, 11/27/2012	1,225,000	1,326,886
HSBC Finance Corp., 7.00%, 5/15/2012	700,000	756,392
KeyBank National Association, 5.45%, 3/3/2016	1,310,000	1,385,172
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	1,165,000	1,301,995
National City Corp., 6.875%, 5/15/2019	625,000	718,827
PNC Bank National Association, 5.25%, 1/15/2017	1,035,000	1,110,972
U.S. Bank National Association, 6.375%, 8/1/2011	575,000	606,339
U.S. Bank National Association, 6.30%, 2/4/2014	555,000	633,631
USB Capital XIII Trust, 6.625%, 12/15/2039	540,000	565,531
Wachovia Corp., 5.25%, 8/1/2014	1,270,000	1,359,376
Wilmington Trust Corp., 8.50%, 4/2/2018	280,000	282,113

		10,047,234

Consumer Finance - 0.64%
American Express Co., 8.125%, 5/20/2019	3,130,000	3,977,560
American Express Co.[4], 6.80%, 9/1/2066	930,000	906,750
Credit Acceptance Corp.[3], 9.125%, 2/1/2017	580,000	603,925

		5,488,235

Diversified Financial Services - 1.82%
Bank of America Corp., 5.75%, 8/15/2016	685,000	721,880
Bank of America Corp., 7.625%, 6/1/2019	3,355,000	3,921,045
Citigroup Funding, Inc.[5], 1.875%, 10/22/2012	3,892,000	3,982,590
Citigroup, Inc., 8.50%, 5/22/2019	2,445,000	2,971,206
JPMorgan Chase & Co., 6.30%, 4/23/2019	860,000	976,535

16

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co., 4.95%, 3/25/2020	$2,850,000	$3,000,206

		15,573,462

Insurance - 0.21%
American International Group, Inc., 4.25%, 5/15/2013	470,000	470,000
Fidelity National Financial, Inc., 6.60%, 5/15/2017	530,000	533,059
Hartford Financial Services Group, Inc.[4], 8.125%, 6/15/2038	820,000	811,800

		1,814,859

Real Estate Investment Trusts (REITS) - 1.40%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	1,235,000	1,397,293
Boston Properties LP, 5.875%, 10/15/2019	1,255,000	1,368,994
Camden Property Trust, 5.70%, 5/15/2017	980,000	1,041,087
DuPont Fabros Technology LP, 8.50%, 12/15/2017	785,000	835,044
Felcor Lodging LP, 10.00%, 10/1/2014	580,000	617,700
HCP, Inc., 6.70%, 1/30/2018	1,270,000	1,367,927
Health Care REIT, Inc., 6.20%, 6/1/2016	1,240,000	1,363,661
Host Hotels & Resorts LP, 6.875%, 11/1/2014	295,000	300,162
Host Hotels & Resorts LP, 6.375%, 3/15/2015	160,000	161,200
Mack-Cali Realty LP, 7.75%, 8/15/2019	755,000	889,942
National Retail Properties, Inc., 6.875%, 10/15/2017	650,000	716,824
Omega Healthcare Investors, Inc.[3], 7.50%, 2/15/2020	425,000	440,938
Simon Property Group LP, 10.35%, 4/1/2019	1,035,000	1,402,682

		11,903,454

Total Financials		64,833,746

Health Care - 0.96%
Health Care Equipment & Supplies - 0.30%
Alere, Inc., 7.875%, 2/1/2016	395,000	395,000
Alere, Inc., 9.00%, 5/15/2016	689,000	699,335
Becton Dickinson and Co., 6.00%, 5/15/2039	885,000	1,028,200
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	245,000	252,350
Fresenius US Finance II, Inc.[3], 9.00%, 7/15/2015	145,000	162,400

		2,537,285

Health Care Providers & Services - 0.20%
BioScrip, Inc.[3], 10.25%, 10/1/2015	430,000	436,450
HCA, Inc., 7.875%, 2/15/2020	615,000	667,275
Health Management Associates, Inc., 6.125%, 4/15/2016	670,000	654,925

		1,758,650

Life Sciences Tools & Services - 0.05%
PharmaNet Development Group, Inc.[3], 10.875%, 4/15/2017	455,000	452,725

17

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals - 0.41%
Johnson & Johnson, 5.95%, 8/15/2037	$565,000	$675,384
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	1,245,000	1,406,869
Valeant Pharmaceuticals International[3] , 7.625%, 3/15/2020	465,000	553,350
Wyeth, 6.50%, 2/1/2034	700,000	850,802

		3,486,405

Total Health Care		8,235,065

Industrials - 3.02%
Aerospace & Defense - 0.29%
The Boeing Co., 6.00%, 3/15/2019	980,000	1,164,009
GeoEye, Inc.[3], 9.625%, 10/1/2015	250,000	262,500
Honeywell International, Inc., 5.30%, 3/1/2018	660,000	758,377
Kratos Defense & Security Solutions, Inc.[3], 10.00%, 6/1/2017	275,000	284,969

		2,469,855

Air Freight & Logistics - 0.21%
FedEx Corp., 8.00%, 1/15/2019	785,000	1,001,051
United Parcel Service, Inc., 6.20%, 1/15/2038	645,000	775,214

		1,776,265

Airlines - 0.54%
AirTran Airways, Inc.[6,7], 10.41%, 4/1/2017	331,160	327,849
Delta Air Lines, Inc., 7.111%, 9/18/2011	340,000	357,000
Delta Air Lines, Inc.[3], 9.50%, 9/15/2014	795,000	860,587
Delta Air Lines, Inc., 6.821%, 8/10/2022	341,292	345,559
Southwest Airlines Co., 5.25%, 10/1/2014	945,000	1,008,437
Southwest Airlines Co., 5.75%, 12/15/2016	1,580,000	1,693,284

		4,592,716

Building Products - 0.09%
Building Materials Corp. of America[3], 7.50%, 3/15/2020	215,000	214,462
Owens Corning, 9.00%, 6/15/2019	335,000	397,936
USG Corp.[3], 9.75%, 8/1/2014	185,000	193,325

		805,723

Commercial Services & Supplies - 0.35%
ACCO Brands Corp., 10.625%, 3/15/2015	250,000	277,500
Clean Harbors, Inc., 7.625%, 8/15/2016	460,000	474,950
Corrections Corp. of America, 6.25%, 3/15/2013	245,000	248,675
Corrections Corp. of America, 7.75%, 6/1/2017	145,000	154,788
Garda World Security Corp. (Canada)[3], 9.75%, 3/15/2017	425,000	448,375

18

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc., 7.375%, 3/11/2019	$1,110,000	$1,349,651

		2,953,939

Industrial Conglomerates - 0.85%
General Electric Capital Corp., 5.625%, 5/1/2018	460,000	501,658
General Electric Capital Corp., 5.50%, 1/8/2020	2,785,000	3,004,130
General Electric Capital Corp.[4], 6.375%, 11/15/2067	895,000	850,250
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	915,000	1,006,852
General Electric Co., 5.25%, 12/6/2017	765,000	843,270
Textron, Inc., 7.25%, 10/1/2019	940,000	1,085,813

		7,291,973

Machinery - 0.33%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	815,000	1,000,678
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	313,103
John Deere Capital Corp., 5.75%, 9/10/2018	1,295,000	1,501,209

		2,814,990

Marine - 0.11%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[3], 8.875%, 11/1/2017	665,000	686,612
United Maritime Group LLC - United Maritime Group Finance Corp.[3], 11.75%, 6/15/2015	245,000	243,163

		929,775

Road & Rail - 0.25%
CSX Corp., 6.00%, 10/1/2036	950,000	1,025,085
RailAmerica, Inc., 9.25%, 7/1/2017	285,000	308,512
Union Pacific Corp., 5.65%, 5/1/2017	700,000	786,337

		2,119,934

Total Industrials		25,755,170

Information Technology - 0.95%
Communications Equipment - 0.31%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	540,000	364,500
Cisco Systems, Inc., 5.90%, 2/15/2039	1,045,000	1,153,132
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	650,000	676,000
Nokia Corp. (Finland), 5.375%, 5/15/2019	460,000	490,960

		2,684,592

Computers & Peripherals - 0.16%
International Business Machines Corp., 5.60%, 11/30/2039	1,271,000	1,410,685

19

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Electronic Equipment, Instruments & Components - 0.10%
Corning, Inc., 6.20%, 3/15/2016	$720,000	$822,438

IT Services - 0.17%
The Western Union Co.[3], 5.253%, 4/1/2020	1,350,000	1,419,112

Semiconductors & Semiconductor Equipment - 0.12%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	300,000	315,000
Advanced Micro Devices, Inc.[3], 7.75%, 8/1/2020	240,000	242,400
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co.[3], 10.50%, 4/15/2018	455,000	473,200

		1,030,600

Software - 0.09%
Microsoft Corp., 5.20%, 6/1/2039	690,000	740,697

Total Information Technology		8,108,124

Materials - 1.73%
Chemicals - 0.14%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	855,000	1,008,199
Solutia, Inc., 7.875%, 3/15/2020	215,000	226,556

		1,234,755

Containers & Packaging - 0.09%
BWAY Holding Co.[3], 10.00%, 6/15/2018	250,000	265,000
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[3], 8.50%, 5/15/2018	480,000	493,200

		758,200

Metals & Mining - 0.85%
Alcoa, Inc., 5.72%, 2/23/2019	3,122,000	3,144,962
Alcoa, Inc., 5.87%, 2/23/2022	405,000	397,012
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	830,000	1,009,468
Steel Dynamics, Inc., 7.75%, 4/15/2016	610,000	634,400
Teck Resources Ltd. (Canada), 10.75%, 5/15/2019	1,645,000	2,054,276

		7,240,118

Paper & Forest Products - 0.65%
Georgia-Pacific LLC[3], 8.25%, 5/1/2016	290,000	314,650
Georgia-Pacific LLC[3], 7.125%, 1/15/2017	440,000	458,150
International Paper Co., 9.375%, 5/15/2019	2,562,000	3,331,233
International Paper Co., 7.50%, 8/15/2021	1,170,000	1,403,541

		5,507,574

Total Materials		14,740,647

20

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services - 0.71%
Diversified Telecommunication Services - 0.27%
Clearwire Communications LLC - Clearwire Finance, Inc.[3], 12.00%, 12/1/2015	$130,000	$136,175
Clearwire Communications LLC - Clearwire Finance, Inc.[3], 12.00%, 12/1/2015	310,000	323,950
Inmarsat Finance plc[3] , 7.375%, 12/1/2017	575,000	589,375
Intelsat Subsidiary Holding Co. Ltd. (Bermuda)[3], 8.875%, 1/15/2015	635,000	655,638
Wind Acquisition Finance S.A. (Luxembourg)[3], 11.75%, 7/15/2017	585,000	621,562

		2,326,700

Wireless Telecommunication Services - 0.44%
CC Holdings GS V LLC - Crown Castle GS III Corp.[3], 7.75%, 5/1/2017	465,000	508,012
Crown Castle Towers LLC[3], 6.113%, 1/15/2020	1,045,000	1,148,461
Crown Castle Towers LLC[3], 4.883%, 8/15/2020	353,000	355,390
NII Capital Corp., 8.875%, 12/15/2019	590,000	625,400
SBA Telecommunications, Inc., 8.00%, 8/15/2016	435,000	467,625
SBA Tower Trust[3], 5.101%, 4/15/2017	575,000	615,107

		3,719,995

Total Telecommunication Services		6,046,695

Utilities - 0.47%
Electric Utilities - 0.34%
Allegheny Energy Supply Co. LLC[3], 5.75%, 10/15/2019	970,000	990,249
Exelon Generation Co. LLC, 5.35%, 1/15/2014	895,000	980,068
Southwestern Electric Power Co., 6.45%, 1/15/2019	880,000	985,866

		2,956,183

Independent Power Producers & Energy Traders - 0.11%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	370,000	347,800
Mirant Mid Atlantic Pass Through Trust, Series B, 9.125%, 6/30/2017	319,346	330,524
North American Energy Alliance LLC - North American Energy Alliance Finance Corp.[3], 10.875%, 6/1/2016	250,000	268,750

		947,074

Multi-Utilities - 0.02%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	135,000	155,713

Total Utilities		4,058,970

Total Non-Convertible Corporate Bonds (Identified Cost $167,804,182)		179,191,987

TOTAL CORPORATE BONDS (Identified Cost $169,906,824)		181,350,281

21

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
MUTUAL FUNDS - 1.39%
iShares Dow Jones US Real Estate Index Fund	880	$45,487
iShares iBoxx High Yield Corporate Bond Fund	59,071	5,234,872
iShares iBoxx Investment Grade Corporate Bond Fund	59,423	6,554,357

TOTAL MUTUAL FUNDS (Identified Cost $10,914,496)		11,834,716

U.S. TREASURY SECURITIES - 8.94%
U.S. Treasury Notes - 8.94%
U.S. Treasury Note, 2.375%, 8/31/2014	$9,110,000	9,516,388
U.S. Treasury Note, 2.625%, 12/31/2014	150,000	157,887
U.S. Treasury Note, 2.375%, 2/28/2015	8,985,000	9,360,573
U.S. Treasury Note, 2.50%, 3/31/2015	15,000,000	15,702,000
U.S. Treasury Note, 2.50%, 4/30/2015	25,000,000	26,158,200
U.S. Treasury Note, 2.125%, 5/31/2015	124,000	127,458
U.S. Treasury Note, 4.00%, 8/15/2018	10,150,000	11,273,635
U.S. Treasury Note, 2.75%, 2/15/2019	4,000,000	4,027,500

TOTAL U.S. TREASURY SECURITIES (Identified Cost $72,672,647)		76,323,641

ASSET-BACKED SECURITIES - 0.14%
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3], 5.29%, 3/25/2016	470,000	514,400
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[3], 3.74%, 2/25/2017	700,000	702,652

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,169,720)		1,217,052

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.29%
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[4], 5.928%, 5/10/2045	125,000	135,087
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	100,000	105,217
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.907%, 9/11/2038	130,000	141,653
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	125,000	134,157
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[4], 5.919%, 3/15/2049	160,000	173,650
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[4], 5.961%, 6/10/2046	125,000	136,217
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[4], 5.36%, 12/15/2044	225,000	244,224

22

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[4], 6.063%, 4/15/2045	$115,000	$125,154
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[4], 6.08%, 6/15/2038	175,000	187,682
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[4], 5.414%, 7/12/2046	125,000	130,637
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[4], 5.376%, 11/14/2042	125,000	135,323
OBP Depositor LLC Trust, Series 2010-OBP, Class A3, 4.646%, 7/15/2045	115,000	119,657
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4], 5.38%, 10/15/2044	225,000	245,482
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[4], 5.923%, 5/15/2043	215,000	232,726
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[4], 6.011%, 6/15/2045	250,000	270,891

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $2,444,842)		2,517,757

FOREIGN GOVERNMENT BONDS - 0.11%
Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019 (Identified Cost $1,263,652)	975,000	933,046

U.S. GOVERNMENT AGENCIES - 5.45%
Mortgage-Backed Securities - 1.80%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	930	1,008
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	4,032,957	4,381,321
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	263,819	285,645
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	304,092	331,547
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	406,556	443,263
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	4,257,938	4,625,736
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	2,440,096	2,650,870
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,301,800	1,412,622
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	422,236	460,753
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	283,335	309,181
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	409,593	446,958

Total Mortgage-Backed Securities (Identified Cost $15,328,656)		15,348,904

Other Agencies - 3.65%
Fannie Mae, 5.00%, 5/11/2017	75,000	86,902
Fannie Mae, 6.25%, 5/15/2029	4,472,000	5,608,174
Fannie Mae, 7.25%, 5/15/2030	4,021,000	5,612,150
Fannie Mae, 6.625%, 11/15/2030	4,268,000	5,622,556
Freddie Mac, 2.875%, 2/9/2015	1,000,000	1,054,241

23

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series	Principal Amount/ Shares	Value
U.S. GOVERNMENT AGENCIES (continued)
Other Agencies (continued)
Freddie Mac, 3.75%, 3/27/2019	$7,840,000	$8,296,892
Freddie Mac, 6.75%, 3/15/2031	1,841,000	2,465,756
Freddie Mac, 6.25%, 7/15/2032	1,931,000	2,475,430

Total Other Agencies (Identified Cost $29,245,791)		31,222,101

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $44,574,447)		46,571,005

SHORT-TERM INVESTMENTS - 1.98%
Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.24%, (Identified Cost $16,876,173)	16,876,173	16,876,173

TOTAL INVESTMENTS - 99.72% (Identified Cost $816,210,601)		851,556,963
OTHER ASSETS, LESS LIABILITIES - 0.28%		2,415,591

NET ASSETS - 100%		$853,972,554

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JULY 31, 2010:

Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Depreciation
8/30/2010	EUR910,000	$1,166,984	$1,185,850	$(18,866)

ADR - American Depository Receipt

EUR - Euro currency

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.01%
[1]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[2]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[3]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid. These securities amount to $25,238,262, or 2.96%, of the Series’ net assets as of July 31, 2010.

[4]	The coupon rate is floating and is the stated rate as of July 31, 2010.
[5]	Security insured under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
[6]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be illiquid. This security amounts to $327,849, or 0.04%, of the Series’ net assets as of July 31, 2010.

[7]	Security has been valued at fair value.
[8]	Rate shown is the current yield as of July 31, 2010.

24

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series

Federal Tax Information:

On July 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$820,832,734
Unrealized appreciation	$62,441,762
Unrealized depreciation	(31,717,533)

Net unrealized appreciation	$30,724,229

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	7/31/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$510,647,888	$510,138,588	$509,300	$—
Preferred securities	3,285,404	188,596	3,096,808	—
Debt Securities:
U.S. Treasury and other U.S. Government agencies	122,894,646	—	122,894,646	—
Corporate debt	179,191,987	—	178,864,138	327,849
Convertible corporate debt	2,158,294	—	2,158,294	—
Asset backed securities	1,217,052	—	1,217,052	—
Commercial mortgage backed securities	2,517,757	—	2,517,757	—
Foreign government bonds	933,046	—	933,046	—
Mutual funds	28,710,889	28,710,889	—	—

Total assets:	851,556,963	539,038,073	312,191,041	327,849

Liabilities**:
Forward foreign currency exchange contracts	(18,866)	—	(18,866)	—

Total liabilities:	(18,866)		(18,866)

Total	$851,538,097	$539,038,073	$312,172,175	$327,849

25

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Extended Term Series

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Corporate Debt
Balance as of October 31, 2009 (market value)	$144,236
Accrued discounts/premiums	1,740
Realized gain/loss	534
Change in unrealized appreciation/depreciation***	26,700
Net purchases/sales	154,639

Balance as of July 31, 2010 (market value)	$327,849

*	Includes common stock, warrants and rights.
**	Forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation.
***	The change in unrealized appreciation/depreciation on securities still held at July 31, 2010 was $26,700.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

26

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS - 92.15%
Consumer Discretionary - 9.07%
Auto Components - 0.06%
Hankook Tire Co. Ltd. (South Korea)	15,270	$346,554
Motorcar Parts of America, Inc.*	6,000	40,080

		386,634

Automobiles - 0.92%
Bayerische Motoren Werke AG (BMW) (Germany)	112,600	6,061,621
Suzuki Motor Corp. (Japan)	2,500	52,376

		6,113,997

Distributors - 0.04%
Inchcape plc (United Kingdom)*	56,700	265,755

Hotels, Restaurants & Leisure - 0.13%
Choice Hotels International, Inc.	9,450	311,945
Club Mediterranee S.A. (France)*	6,455	116,378
Hyatt Hotels Corp. - Class A*	2,720	106,379
Wendy’s - Arby’s Group, Inc. - Class A	68,200	297,352

		832,054

Household Durables - 0.17%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	58,520	162,798
LG Electronics, Inc. (South Korea)	2,450	208,123
NVR, Inc.*	330	206,745
Rodobens Negocios Imobiliarios S.A. (Brazil)	50,530	399,344
Tupperware Brands Corp.	3,880	152,833

		1,129,843

Internet & Catalog Retail - 0.02%
Amazon.com, Inc.*	1,310	154,436

Leisure Equipment & Products - 0.01%
Sankyo Co. Ltd. (Japan)	2,100	102,818

Media - 6.81%
Discovery Communications, Inc. - Class A*	184,080	7,107,329
Gestevision Telecinco S.A. (Spain)	47,880	548,701
Grupo Televisa S.A. - ADR (Mexico)	17,470	331,930
Mediaset S.p.A. (Italy)	505,890	3,251,759
Reed Elsevier plc (United Kingdom)	827,720	7,169,441
Reed Elsevier plc - ADR (United Kingdom)	3,895	135,195
Societe Television Francaise 1 (France)	35,940	571,625
Time Warner, Inc.	257,970	8,115,736
Virgin Media, Inc. (United Kingdom)	202,700	4,364,131
The Walt Disney Co.	211,610	7,129,141
The Washington Post Co. - Class B	14,740	6,198,023

1

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Discretionary (continued)
Media (continued)
Wolters Kluwer N.V. (Netherlands)	8,720	$175,907

		45,098,918

Multiline Retail - 0.07%
Marks & Spencer Group plc (United Kingdom)	42,000	226,974
PPR (France)	1,745	233,426

		460,400

Specialty Retail - 0.81%
Dick’s Sporting Goods, Inc.*	184,980	4,866,824
The Finish Line, Inc. - Class A	12,710	181,880
KOMERI Co. Ltd. (Japan)	5,400	127,195
Lumber Liquidators Holdings, Inc.*	8,650	214,693

		5,390,592

Textiles, Apparel & Luxury Goods - 0.03%
Adidas AG (Germany)	3,430	185,765

Total Consumer Discretionary		60,121,212

Consumer Staples - 8.84%
Beverages - 2.35%
The Coca-Cola Co.	135,410	7,462,445
Companhia de Bebidas das Americas (AmBev) - ADR (Brazil)	1,660	181,305
Diageo plc (United Kingdom)	12,210	212,093
Heineken N.V. (Netherlands)	8,970	405,968
Kirin Holdings Co. Ltd. (Japan)	16,000	213,716
PepsiCo, Inc.	109,370	7,099,207

		15,574,734

Food & Staples Retailing - 2.01%
BJ’s Wholesale Club, Inc.*	6,090	277,399
Carrefour S.A. (France)	24,970	1,149,465
Casino Guichard-Perrachon S.A. (France)	2,550	222,079
The Kroger Co.	259,200	5,489,856
Safeway, Inc.	248,950	5,113,433
SUPERVALU, Inc.	22,920	258,538
Tesco plc (United Kingdom)	135,710	831,883

		13,342,653

Food Products - 4.39%
Danone S.A. (France)	8,770	491,889
Flowers Foods, Inc.	10,230	247,873
General Mills, Inc.	101,720	3,478,824
Kellogg Co.	69,170	3,461,959
Nestle S.A. (Switzerland)	253,290	12,522,257

2

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Suedzucker AG (Germany)	6,820	$131,579
Unilever plc - ADR (United Kingdom)	304,524	8,718,522

		29,052,903

Household Products - 0.06%
Kao Corp. (Japan)	3,900	92,269
Reckitt Benckiser Group plc (United Kingdom)	5,920	290,292

		382,561

Personal Products - 0.03%
Alberto-Culver Co.	7,110	208,110

Total Consumer Staples		58,560,961

Energy - 6.78%
Energy Equipment & Services - 3.93%
Baker Hughes, Inc.	187,007	9,026,828
Calfrac Well Services Ltd. (Canada)	24,560	566,190
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	16,850	325,529
Dril-Quip, Inc.*	4,390	229,509
Schlumberger Ltd.	124,760	7,443,182
Trican Well Service Ltd. (Canada)	40,380	612,741
Weatherford International Ltd. (Switzerland)*	483,296	7,829,395

		26,033,374

Oil, Gas & Consumable Fuels - 2.85%
Cameco Corp. (Canada)	186,830	4,762,297
Forest Oil Corp.*	3,920	112,073
Hess Corp.	234,260	12,553,993
Mariner Energy, Inc.*	6,035	144,176
Repsol YPF S.A. (Spain)	5,700	134,483
Royal Dutch Shell plc - Class B (Netherlands)	6,724	177,203
Royal Dutch Shell plc - Class B - ADR (Netherlands)	7,420	396,377
Talisman Energy, Inc. (Canada)	21,100	360,201
Total S.A. (France)	4,240	213,887

		18,854,690

Total Energy		44,888,064

Financials - 11.25%
Capital Markets - 2.83%
The Bank of New York Mellon Corp.[1]	458,890	11,504,372
Credit Suisse Group AG - ADR (Switzerland)	3,250	147,453
Daiwa Securities Group, Inc. (Japan)	4,000	17,316
GAM Holding Ltd. (Switzerland)*	36,170	418,401
The Goldman Sachs Group, Inc.	2,050	309,181

3

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Capital Markets (continued)
Legg Mason, Inc.	13,720	$396,371
Nomura Holdings, Inc. (Japan)	2,300	12,805
Northern Trust Corp.	117,460	5,519,445
State Street Corp.	11,370	442,521

		18,767,865

Commercial Banks - 1.52%
Banco Santander S.A. - ADR (Spain)	14,050	179,418
Barclays plc - ADR (United Kingdom)	6,310	131,690
BNP Paribas (France)	2,163	148,575
The Chugoku Bank Ltd. (Japan)	11,100	129,379
Credit Agricole S.A. (France)	2,840	38,897
First Commonwealth Financial Corp.	108,630	575,739
First Financial Bancorp	18,000	286,200
The Hachijuni Bank Ltd. (Japan)	13,400	76,775
Hong Leong Financial Group Berhad (Malaysia)	60,820	165,960
HSBC Holdings plc (United Kingdom)	656,770	6,657,461
HSBC Holdings plc - ADR (United Kingdom)	8,225	420,133
ICICI Bank Ltd. - ADR (India)	11,810	459,527
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,000	69,518
Societe Generale - ADR (France)[2]	12,660	144,957
The Sumitomo Trust & Banking Co. Ltd. (Japan)	19,000	105,781
U.S. Bancorp	10,460	249,994
Wilmington Trust Corp.	23,680	240,115

		10,080,119

Consumer Finance - 1.48%
American Express Co.	215,120	9,602,957
Discover Financial Services	14,140	215,918

		9,818,875

Diversified Financial Services - 1.36%
Bank of America Corp.	11,620	163,145
Deutsche Boerse AG (Germany)	101,600	7,112,543
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	6,420	247,640
ING Groep N.V. (Netherlands)*	3,225	31,016
JPMorgan Chase & Co.	18,951	763,346
Moody’s Corp.	29,080	684,834

		9,002,524

Insurance - 2.39%
Allianz SE (Germany)	10,318	1,198,032
The Allstate Corp.	16,340	461,442
Amil Participacoes S.A. (Brazil)	39,510	341,455

4

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
AXA S.A. (France)	4,615	$85,069
Brown & Brown, Inc.	21,890	438,238
Muenchener Rueckversicherungs AG (MunichRe) (Germany)	3,343	463,089
Principal Financial Group, Inc.	5,430	139,062
The Progressive Corp.	576,810	11,328,548
Willis Group Holdings plc (United Kingdom)	22,805	697,833
Zurich Financial Services AG (Switzerland)	2,910	679,382

		15,832,150

Real Estate Investment Trusts (REITS) - 1.36%
Alexandria Real Estate Equities, Inc.	3,450	243,397
Alstria Office REIT AG (Germany)	23,400	270,785
American Campus Communities, Inc.	12,320	356,664
Apartment Investment & Management Co. - Class A	14,700	315,609
AvalonBay Communities, Inc.	2,540	266,929
BioMed Realty Trust, Inc.	24,670	445,047
Boston Properties, Inc.	4,870	398,853
Camden Property Trust	4,850	220,772
Cogdell Spencer, Inc.	31,400	233,302
Corporate Office Properties Trust	24,290	910,875
DiamondRock Hospitality Co.*	6,740	62,547
Digital Realty Trust, Inc.	3,850	243,397
Douglas Emmett, Inc.	15,740	248,849
DuPont Fabros Technology, Inc.	17,690	446,496
Equity Lifestyle Properties, Inc.	3,820	202,193
Equity One, Inc.	4,950	84,348
Equity Residential	2,790	127,921
HCP, Inc.	11,130	394,781
Health Care REIT, Inc.	3,960	179,427
Healthcare Realty Trust, Inc.	8,410	197,383
Home Properties, Inc.	7,540	374,512
Host Hotels & Resorts, Inc.	17,543	251,567
LaSalle Hotel Properties	10,310	244,553
Lexington Realty Trust	11,260	72,402
Mack-Cali Realty Corp.	2,940	94,727
National Health Investors, Inc.	1,830	68,899
National Retail Properties, Inc.	8,990	207,849
Omega Healthcare Investors, Inc.	11,300	248,374
Pebblebrook Hotel Trust*	9,770	178,693
Public Storage	2,270	222,732
Realty Income Corp.	12,820	411,394
Simon Property Group, Inc.	3,136	279,794

5

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Tanger Factory Outlet Centers	4,900	$219,030
UDR, Inc.	11,690	246,776

		8,970,877

Real Estate Management & Development - 0.01%
CB Richard Ellis Group, Inc. - Class A*	4,740	80,580

Thrifts & Mortgage Finance - 0.30%
Aareal Bank AG (Germany)*	7,827	163,196
First Niagara Financial Group, Inc.	53,690	719,983
Hudson City Bancorp, Inc.	11,050	137,241
NewAlliance Bancshares, Inc.	47,710	580,631
People’s United Financial, Inc.	25,930	358,871

		1,959,922

Total Financials		74,512,912

Health Care - 15.68%
Biotechnology - 2.16%
Amgen, Inc.*	15,230	830,492
Basilea Pharmaceutica AG (Switzerland)*	7,700	420,961
Celera Corp.*	203,670	1,362,552
CSL Ltd. (Australia)	226,550	6,792,360
Genzyme Corp.*	70,653	4,914,623

		14,320,988

Health Care Equipment & Supplies - 8.30%
Alere, Inc.*	417,279	11,738,058
Baxter International, Inc.	163,240	7,145,015
Becton, Dickinson and Co.	164,170	11,294,896
Boston Scientific Corp.*	1,161,490	6,504,344
Cochlear Ltd. (Australia)	17,890	1,143,960
Conceptus, Inc.*	39,500	533,645
Covidien plc (Ireland)	34,620	1,292,018
DENTSPLY International, Inc.	32,080	963,042
DexCom, Inc.*	60,884	679,466
Gen-Probe, Inc.*	168,280	7,567,552
Hologic, Inc.*	29,880	422,503
Insulet Corp.*	39,370	582,282
Nobel Biocare Holding AG (Switzerland)	33,020	555,986
OraSure Technologies, Inc.*	128,696	610,019
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	179,000	806,566
Sirona Dental Systems, Inc.*	23,380	719,636
Straumann Holding AG (Switzerland)	4,944	1,083,532

6

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Zoll Medical Corp.*	51,710	$1,368,247

		55,010,767

Health Care Providers & Services - 0.98%
AMN Healthcare Services, Inc.*	83,080	500,142
Bio-Reference Laboratories, Inc.*	29,290	614,211
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	124,000	112,378
Cross Country Healthcare, Inc.*	77,070	684,382
Diagnosticos da America S.A. (Brazil)*	171,960	1,664,066
Odontoprev S.A. (Brazil)	46,320	435,863
Sonic Healthcare Ltd. (Australia)	152,280	1,419,006
VCA Antech, Inc.*	51,760	1,078,678

		6,508,726

Health Care Technology - 1.63%
Allscripts - Misys Healthcare Solutions, Inc.*	26,720	445,957
Cerner Corp.*	133,643	10,350,650

		10,796,607

Life Sciences Tools & Services - 2.04%
Caliper Life Sciences, Inc.*	267,440	1,048,365
Charles River Laboratories International, Inc.*	22,500	699,300
ICON plc - ADR (Ireland)*	28,000	660,800
Lonza Group AG (Switzerland)	46,810	3,635,335
Sequenom, Inc.*	113,120	650,440
Thermo Fisher Scientific, Inc.*	151,630	6,802,122

		13,496,362

Pharmaceuticals - 0.57%
AstraZeneca plc (United Kingdom)	2,175	110,509
AstraZeneca plc - ADR (United Kingdom)	3,430	173,009
Bayer AG (Germany)	20,706	1,190,358
GlaxoSmithKline plc (United Kingdom)	12,995	226,544
Green Cross Corp. (South Korea)	5,960	692,687
Sanofi - Aventis S.A. (France)	1,987	115,408
Santen Pharmaceutical Co. Ltd. (Japan)	4,800	160,676
Shire plc (Ireland)	16,590	378,767
Takeda Pharmaceutical Co. Ltd. (Japan)	2,700	123,914
UCB S.A. (Belgium)	17,630	568,276

		3,740,148

Total Health Care		103,873,598

7

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Industrials - 14.03%
Aerospace & Defense - 1.20%
The Boeing Co.	110,420	$7,524,019
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	15,940	420,338

		7,944,357

Air Freight & Logistics - 3.16%
FedEx Corp.	90,610	7,479,856
TNT N.V. (Netherlands)	21,390	638,324
United Parcel Service, Inc. - Class B	197,813	12,857,845

		20,976,025

Airlines - 2.55%
AirTran Holdings, Inc.*	89,040	429,173
Copa Holdings S.A. - Class A (Panama)	3,630	187,489
Deutsche Lufthansa AG (Germany)*	15,400	250,355
Ryanair Holdings plc - ADR (Ireland)*	254,820	7,631,859
Southwest Airlines Co.	695,097	8,375,919

		16,874,795

Commercial Services & Supplies - 1.16%
Tomra Systems ASA (Norway)	184,690	905,902
Waste Management, Inc.	199,310	6,766,574

		7,672,476

Construction & Engineering - 0.02%
MYR Group, Inc.*	9,090	152,803

Electrical Equipment - 0.29%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)*	37,900	764,822
Alstom S.A. (France)	10,550	552,130
Gamesa Corporacion Tecnologica S.A. (Spain)*	10,480	91,475
Nexans S.A. (France)	2,650	179,816
Schneider Electric S.A. (France)	2,050	236,424
Yingli Green Energy Holding Co. Ltd. - ADR (China)*	8,040	87,797

		1,912,464

Industrial Conglomerates - 0.18%
Siemens AG (Germany)	12,250	1,193,919

Machinery - 1.42%
ArvinMeritor, Inc.*	9,780	160,490
Astec Industries, Inc.*	5,340	167,409
FANUC Ltd. (Japan)	1,500	177,267
Lindsay Corp.	6,470	225,027
Pall Corp.	215,950	8,257,928
SmartHeat, Inc. (China)*	8,080	52,197
Titan International, Inc.	9,620	105,627

8

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Wabtec Corp.	5,590	$249,370

		9,395,315

Professional Services - 2.93%
Adecco S.A. (Switzerland)	92,720	4,726,344
Manpower, Inc.	205,930	9,880,521
Randstad Holding N.V. (Netherlands)*	107,590	4,832,906

		19,439,771

Road & Rail - 1.08%
All America Latina Logistica S.A. (Brazil)	80,870	761,433
Heartland Express, Inc.	20,160	322,963
Norfolk Southern Corp.	107,860	6,069,282

		7,153,678

Transportation Infrastructure - 0.04%
Malaysia Airports Holdings Berhad (Malaysia)	160,830	260,382

Total Industrials		92,975,985

Information Technology - 19.25%
Communications Equipment - 4.32%
Alcatel-Lucent - ADR (France)*	232,350	692,403
Cisco Systems, Inc.*	555,760	12,821,383
Infinera Corp.*	135,780	1,228,809
Juniper Networks, Inc.*	164,578	4,571,977
QUALCOMM, Inc.	221,390	8,430,531
Riverbed Technology, Inc.*	23,480	870,873

		28,615,976

Computers & Peripherals - 2.24%
Apple, Inc.*	600	154,350
Compellent Technologies, Inc.*	41,600	557,856
EMC Corp.*	714,600	14,141,934

		14,854,140

Electronic Equipment, Instruments & Components - 0.21%
Amphenol Corp. - Class A	3,860	172,928
Cogent, Inc.*	82,910	745,361
Keyence Corp. (Japan)	542	124,843
LoJack Corp.*	100,326	354,151

		1,397,283

Internet Software & Services - 3.73%
comScore, Inc.*	38,000	752,780
Google, Inc. - Class A*	46,959	22,768,071

9

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Internet Software & Services (continued)
MercadoLibre, Inc. (Argentina)*	2,790	$168,795
NetEase.com, Inc. - ADR (China)*	9,480	363,084
Tencent Holdings Ltd. (China)	9,900	190,799
Vocus, Inc.*	30,720	500,429

		24,743,958

IT Services - 4.86%
Accenture plc - Class A (Ireland)	175,410	6,953,252
Amdocs Ltd. (Guernsey)*	45,700	1,248,981
Automatic Data Processing, Inc.	193,839	7,999,736
Cap Gemini S.A. (France)	14,620	695,782
Cielo S.A. (Brazil)	77,190	699,134
MasterCard, Inc. - Class A	18,450	3,875,238
Redecard S.A. (Brazil)	44,990	689,379
Visa, Inc. - Class A	4,290	314,671
The Western Union Co.	597,450	9,696,614

		32,172,787

Semiconductors & Semiconductor Equipment - 0.70%
Advantest Corp. (Japan)	152,560	3,296,829
Sumco Corp. (Japan)*	32,600	618,832
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	20,793	210,009
Tokyo Electron Ltd. (Japan)	9,300	499,474

		4,625,144

Software - 3.19%
Adobe Systems, Inc.*	5,310	152,503
ArcSight, Inc.*	27,050	676,521
Autodesk, Inc.*	304,510	8,995,225
Fortinet, Inc.*	38,810	698,968
Microsoft Corp.	22,280	575,047
Misys plc (United Kingdom)*	67,150	265,633
SAP AG (Germany)	5,780	263,929
SAP AG - ADR (Germany)	187,070	8,580,901
Shanda Interactive Entertainment Ltd. - ADR (China)*	13,270	529,606
Sonic Solutions, Inc.*	28,920	227,600
Square Enix Holdings Co. Ltd. (Japan)	8,700	167,867

		21,133,800

Total Information Technology		127,543,088

Materials - 4.65%
Chemicals - 3.12%
Arkema S.A. (France)	40	1,744

10

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares	Value
COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
BASF SE (Germany)	5,200	$303,650
Calgon Carbon Corp.*	22,488	297,741
Johnson Matthey plc (United Kingdom)	6,510	172,738
Monsanto Co.	283,800	16,414,992
The Scotts Miracle-Gro Co. - Class A	4,070	196,378
The Sherwin-Williams Co.	47,790	3,304,678

		20,691,921

Construction Materials - 0.63%
Eagle Materials, Inc.	8,810	215,492
Martin Marietta Materials, Inc.	46,420	3,964,268

		4,179,760

Containers & Packaging - 0.89%
Owens-Illinois, Inc.*	212,720	5,881,708

Paper & Forest Products - 0.01%
Norbord, Inc. (Canada)*	7,002	80,982

Total Materials		30,834,371

Telecommunication Services - 2.43%
Diversified Telecommunication Services - 0.13%
France Telecom S.A. (France)	11,810	247,321
Swisscom AG - ADR (Switzerland)[2]	9,116	341,576
Telefonica S.A. - ADR (Spain)	1,700	116,348
Telenor ASA - ADR (Norway)[2]	3,430	159,495

		864,740

Wireless Telecommunication Services - 2.30%
American Tower Corp. - Class A*	95,070	4,396,037
Crown Castle International Corp.*	240,120	9,487,141
SBA Communications Corp. - Class A*	24,900	900,882
SK Telecom Co. Ltd. - ADR (South Korea)	28,400	465,192

		15,249,252

Total Telecommunication Services		16,113,992

Utilities - 0.17%
Electric Utilities - 0.07%
E.ON AG (Germany)	13,630	406,660
Prime Infrastructure Group (Australia)	21,000	64,596

		471,256

Independent Power Producers & Energy Traders - 0.02%
Mirant Corp.*	6,060	66,478

11

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
COMMON STOCKS (continued)
Utilities (continued)
Independent Power Producers & Energy Traders (continued)
RRI Energy, Inc.*	18,490	$73,036

		139,514

Multi-Utilities - 0.05%
GDF Suez (France)	3,854	128,020
National Grid plc (United Kingdom)	21,480	171,728

		299,748

Water Utilities - 0.03%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	13,720	197,437

Total Utilities		1,107,955

TOTAL COMMON STOCKS (Identified Cost $586,615,215)		610,532,138

PREFERRED STOCKS - 0.03%
Consumer Staples - 0.03%
Household Products - 0.03%
Henkel AG & Co. KGaA (Germany) (Identified Cost $134,525)	3,790	188,100

WARRANTS - 0.00%**
Health Care - 0.00%**
Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011* (Identified Cost $2,672)	4,132	128

CORPORATE BONDS - 0.43%
Non-Convertible Corporate Bonds - 0.43%
Financials - 0.37%
Capital Markets - 0.13%
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	$410,000	422,026
Morgan Stanley, 5.50%, 1/26/2020	405,000	406,945

		828,971

Consumer Finance - 0.06%
American Express Co., 8.125%, 5/20/2019	315,000	400,298

Diversified Financial Services - 0.18%
Bank of America Corp., 7.625%, 6/1/2019	340,000	397,364
Citigroup, Inc., 8.50%, 5/22/2019	330,000	401,021

12

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Principal Amount/ Shares	Value
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
JPMorgan Chase & Co., 4.95%, 3/25/2020	$385,000	$405,291

		1,203,676

Industrials - 0.06%
Industrial Conglomerates - 0.06%
General Electric Capital Corp., 5.50%, 1/8/2020	375,000	404,506

TOTAL CORPORATE BONDS (Identified Cost $2,661,342)		2,837,451

MUTUAL FUNDS - 0.01%
iShares Dow Jones US Real Estate Index Fund (Identified Cost $42,823)	990	51,173

U.S. TREASURY SECURITIES - 1.61%
U.S. Treasury Notes - 1.61%
U.S. Treasury Note, 4.875%, 4/30/2011	$6,500,000	6,721,403
U.S. Treasury Note, 2.625%, 6/30/2014	750,000	791,719
U.S. Treasury Note, 2.625%, 12/31/2014	3,000,000	3,157,734

TOTAL U.S. TREASURY SECURITIES (Identified Cost $10,457,598)		10,670,856

U.S. GOVERNMENT AGENCIES - 4.58%
Other Agencies - 4.58%
Fannie Mae, 6.25%, 5/15/2029	4,825,000	6,050,859
Fannie Mae, 7.25%, 5/15/2030	4,330,000	6,043,424
Fannie Mae, 6.625%, 11/15/2030	4,610,000	6,073,098
Freddie Mac, 6.75%, 3/15/2031	4,540,000	6,080,681
Freddie Mac, 6.25%, 7/15/2032	4,760,000	6,102,044

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $27,935,363)		30,350,106

SHORT-TERM INVESTMENTS - 1.25%
Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.24%, (Identified Cost $8,327,903)	8,327,903	8,327,903

13

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series	Value
TOTAL INVESTMENTS - 100.06% (Identified Cost $636,177,441)	$662,957,855
LIABILITIES, LESS OTHER ASSETS - (0.06%)	(421,783)

NET ASSETS - 100%	$662,536,072

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
**	Less than 0.01%
[1]	The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.
[2]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[3]	Rate shown is the current yield as of July 31, 2010.

Federal Tax Information:

On July 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$641,551,501
Unrealized appreciation	$51,948,751
Unrealized depreciation	(30,542,397)

Net unrealized appreciation	$21,406,354

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

Investment Portfolio - July 31, 2010 (unaudited)

Pro-Blend® Maximum Term Series

The following is a summary of the valuation levels used for major security types as of July 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	7/31/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$610,532,266	$609,886,238	$646,028	$—
Preferred securities	188,100	188,100	—	—
Debt Securities:
U.S. Treasury and other U.S. Government agencies	41,020,962	—	41,020,962	—
Corporate debt	2,837,451	—	2,837,451	—
Mutual funds	8,379,076	8,379,076	—	—

Total assets:	662,957,855	618,453,414	44,504,441

Liabilities**:	—	—	—	—

Total	$662,957,855	$618,453,414	$44,504,441	$—

*	Includes common stock, warrants and rights.
**	As of July 31, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of October 31, 2009 or July 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

15

Investment Portfolio - July 31, 2010 (unaudited)

Target Income Series	Shares	Value
MUTUAL FUNDS - 100.06%
Manning & Napier Pro-Blend® Conservative Term Series - Class I	4,468,972	$47,281,719

TOTAL INVESTMENTS - 100.06% (Identified Cost $41,500,547)		47,281,719
LIABILITIES, LESS OTHER ASSETS - (0.06%)		(26,916)

NET ASSETS - 100%		$47,254,803

Federal Tax Information:

On July 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$41,502,686
Unrealized appreciation	$5,781,172
Unrealized depreciation	(2,139)

Net unrealized appreciation	$5,779,033

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	7/31/10	Level 1	Level 2	Level 3
Assets:
Mutual Funds	$47,281,719	$47,281,719	$—	$—
Liabilities*:	—	—	—	—

Total	$47,281,719	$47,281,719	$—	$—

*	As of July 31, 2010, the Series did not hold any derivative instruments.

1

Investment Portfolio - July 31, 2010 (unaudited)

Target Income Series

There were no Level 3 securities held by the Series as of October 31, 2009 or July 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2010 (unaudited)

Target 2010 Series	Shares	Value
MUTUAL FUNDS - 100.05%
Manning & Napier Pro-Blend® Moderate Term Series - Class I	3,286,246	$32,961,047

TOTAL INVESTMENTS - 100.05% (Identified Cost $30,359,604)		32,961,047
LIABILITIES, LESS OTHER ASSETS - (0.05%)		(18,060)

NET ASSETS - 100%		$32,942,987

Federal Tax Information:

On July 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$30,362,949
Unrealized appreciation	$2,601,443
Unrealized depreciation	(3,345)

Net unrealized appreciation	$2,598,098

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	7/31/10	Level 1	Level 2	Level 3
Assets:
Mutual Funds	$32,961,047	$32,961,047	$—	$—
Liabilities*:	—	—	—	—

Total	$32,961,047	$32,961,047	$—	$—

*	As of July 31, 2010, the Series did not hold any derivative instruments.

1

Investment Portfolio - July 31, 2010 (unaudited)

Target 2010 Series

There were no Level 3 securities held by the Series as of October 31, 2009 or July 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2010 (unaudited)

Target 2020 Series	Shares	Value
MUTUAL FUNDS - 100.05%
Manning & Napier Pro-Blend® Extended Term Series - Class I	6,463,055	$62,174,585
Manning & Napier Pro-Blend® Moderate Term Series - Class I	1,545,237	15,498,731

TOTAL INVESTMENTS - 100.05% (Identified Cost $73,766,526)		77,673,316
LIABILITIES, LESS OTHER ASSETS - (0.05%)		(40,405)

NET ASSETS - 100%		$77,632,911

Federal Tax Information:

On July 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$73,775,311
Unrealized appreciation	$3,906,790
Unrealized depreciation	(8,785)

Net unrealized appreciation	$3,898,005

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	7/31/10	Level 1	Level 2	Level 3
Assets:
Mutual Funds	$77,673,316	$77,673,316	$—	$—
Liabilities*:	—	—	—	—

Total	$77,673,316	$77,673,316	$—	$—

*	As of July 31, 2010, the Series did not hold any derivative instruments.

1

Investment Portfolio - July 31, 2010 (unaudited)

Target 2020 Series

There were no Level 3 securities held by the Series as of October 31, 2009 or July 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2010 (unaudited)

Target 2030 Series	Shares	Value
MUTUAL FUNDS - 100.05%
Manning & Napier Pro-Blend® Extended Term Series - Class I	4,449,176	$42,801,072
Manning & Napier Pro-Blend® Maximum Term Series - Class I	2,976,732	27,832,441

TOTAL INVESTMENTS - 100.05% (Identified Cost $67,899,020)		70,633,513
LIABILITIES, LESS OTHER ASSETS - (0.05%)		(33,002)

NET ASSETS - 100%		$70,600,511

Federal Tax Information:

On July 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$67,912,630
Unrealized appreciation	$2,734,493
Unrealized depreciation	(13,610)

Net unrealized appreciation	$2,720,883

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	7/31/10	Level 1	Level 2	Level 3
Assets:
Mutual Funds	$70,633,513	$70,633,513	$—	$—
Liabilities*:	—	—	—	—

Total	$70,633,513	$70,633,513	$—	$—

*	As of July 31, 2010, the Series did not hold any derivative instruments.

1

Investment Portfolio - July 31, 2010 (unaudited)

Target 2030 Series

There were no Level 3 securities held by the Series as of October 31, 2009 or July 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2010 (unaudited)

Target 2040 Series	Shares	Value
MUTUAL FUNDS - 100.05%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	4,999,405	$46,744,438

TOTAL INVESTMENTS - 100.05% (Identified Cost $44,792,934)		46,744,438
LIABILITIES, LESS OTHER ASSETS - (0.05%)		(21,413)

NET ASSETS - 100%		$46,723,025

Federal Tax Information:

On July 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$44,796,022
Unrealized appreciation	$1,951,504
Unrealized depreciation	(3,088)

Net unrealized appreciation	$1,948,416

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	7/31/10	Level 1	Level 2	Level 3
Assets:
Mutual Funds	$46,744,438	$46,744,438	$—	$—
Liabilities*:	—	—	—	—

Total	$46,744,438	$46,744,438	$—	$—

*	As of July 31, 2010, the Series did not hold any derivative instruments.

1

Investment Portfolio - July 31, 2010 (unaudited)

Target 2040 Series

There were no Level 3 securities held by the Series as of October 31, 2009 or July 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - July 31, 2010 (unaudited)

Target 2050 Series	Shares	Value
MUTUAL FUNDS - 100.03%
Manning & Napier Pro-Blend® Maximum Term Series - Class I	1,676,196	$15,672,432

TOTAL INVESTMENTS - 100.03% (Identified Cost $15,726,843)		15,672,432
LIABILITIES, LESS OTHER ASSETS - (0.03%)		(5,456)

NET ASSETS - 100%		$15,666,976

Federal Tax Information:

On July 31, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$15,726,843
Unrealized appreciation	$—
Unrealized depreciation	(54,411)

Net unrealized depreciation	$(54,411)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	7/31/10	Level 1	Level 2	Level 3
Assets:
Mutual Funds	$15,672,432	$15,672,432	$—	$—
Liabilities*:	—	—	—	—

Total	$15,672,432	$15,672,432	$—	$—

*	As of July 31, 2010, the Series did not hold any derivative instruments.

1

Investment Portfolio - July 31, 2010 (unaudited)

Target 2050 Series

There were no Level 3 securities held by the Series as of October 31, 2009 or July 31, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of July 31, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

ITEM 2:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:	EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz President & Principal Executive Officer of Manning & Napier Fund, Inc.

September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz President & Principal Executive Officer of Manning & Napier Fund, Inc.

September 29, 2010

/s/ Christine Glavin
Christine Glavin Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

September 29, 2010